UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-7170

TCW Funds, Inc.

(Exact name of registrant as specified in charter)

865 South Figueroa Street, Suite 1800, Los Angeles, CA 90017

(Address of principal executive offices)

Philip K. Holl, Esq.

Secretary

865 South Figueroa Street, Suite 1800

Los Angeles, CA 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Report to Stockholders. The Semi-Annual Report for the period November 1, 2009 through April 30, 2010 is filed herewith.

TCW Funds Insight that works for you.™

TCW Equity Funds
TCW Allocation Funds

2010 Semi-Annual Report

TCW Equity Funds

TCW Allocation Funds

2010 Semi-Annual Report

TCW Funds, Inc.

Table of Contents	April 30, 2010

To Our Valued Shareholders

We are pleased to present the 2010 semi-annual report for the TCW Funds, Inc. (the “Funds”). The report contains performance summary of our Funds as well as a list of the portfolio holdings as of April 30, 2010.

Investment Environment

Volatility returned to the market in 2010. After a seemingly continuous rise in both equity and credit markets, since the lows of March 2009, investors were once again reminded of the existence of risk. Concerns over ballooning deficits in Greece and other European countries and the consequences of such large deficits, left the markets unsettled. The CBOE Volatility Index (VIX), a measure of market volatility, spiked from the mid teens to well over forty. The uncertainty over the fate of the European Union overshadowed signs of positive economic growth in the US. GDP grew for a third straight quarter, with the economy adding jobs for the fourth straight month. Prior to the escalation of the sovereign debt worries, commodities like equities were up significantly from the year end levels. Gold was the most resilient recovering most of the losses as the metal has the perception of providing protection against inflation and paper currency devaluation. Treasury yields fell sharply in tandem with the decline in equities as investors flocked to the safety of US Government backed debt. The yield on the benchmark 10-year rate fell to 3.4% from a high of almost 4%.

Portfolio Changes

As part of the recent TCW and MetWest definitive agreement, Tad Rivelle, Steven Kane and Laird Landmann were named co portfolio managers of the Asset Allocation Funds. Adam Coppersmith was also promoted to a co portfolio manager of the funds. Other changes to management teams include the announcement of Penelope Foley, David Robbins and Javier Segovia as portfolio managers of the TCW Emerging Market Fixed Income Fund.

In addition, effective December 14, 2009, a new fund was launched. TCW Emerging Market Equities Fund (TGMIX/TGMMX) was added to the Funds line-up with Mark Madden and David Robbins as the portfolio managers.

Fund Performance

The Fund family had $9.0 billion of assets under management as of April 30, 2010. The level of assets declined from a year-end level (December 2009) of $9.7 billion. However, the TCW Emerging Markets Income Fund substantially increased in size more than tripling from $147 million to $451 million. The Fund’s performance rankings are in the top 5th percentile over 1, 3 and 5 years according to Lipper. The Fund also boasts an overall five star rating from Morningstar. Three other funds in the Fund family also continue to carry the top five star overall rating: TCW Total Return Bond Fund, TCW Core Fixed Income Fund and TCW Conservative Allocation Fund.

Another highlight for the Fund family is the TCW Small Cap Growth Fund. The Fund is also ranked in the top 5th percentile over 1, 3 and 5 years according to Lipper. The Fund grew from $378 million to $548 million since December 2009.

Conclusion

During these challenging times in the capital markets, the Funds continue to stay focused on maintaining their consistent investment approach with a long-term view. The Funds provide our

To Our Valued Shareholders (Continued)

shareholders with sound investment strategies at competitive expense ratios. On behalf of the Board and everyone at TCW, I would like to thank you for your continued support. As always, we look forward to assisting you in reaching your financial goals. If you have any questions or require further information on the TCW Funds, I invite you to visit our web site at www.tcwfunds.com or call your shareholder services department at 1 (800) FUND TCW (1 (800) 386-3829.)

Sincerely,

Charles W. Baldiswieler

President, Chief Executive Officer and Director

TCW Funds, Inc.

TCW Funds, Inc.

Performance Summary (Unaudited)	April 30, 2010

		Total Return Annualized As of April 30, 2010(6)
	NAV	1-Year	5-Year	10-Year		Since Inception		Inception Date
TCW Balanced Fund — I Class	$9.10	22.07%	N/A	N/A		(0.09)%		09/01/06
TCW Balanced Fund — N Class	$9.03	22.03%	N/A	N/A		(0.11)%		09/01/06
TCW Dividend Focused Fund — I Class	$9.72	44.01%	1.00%	N/A		2.02%		11/01/04
TCW Dividend Focused Fund — N Class	$9.80	43.64%	0.69%	6.58	% (1)	8.60	% (1)	09/19/86	(2)
TCW Emerging Markets Equities Fund — I Class	$10.26	N/A %	N/A %	N/A	%	2.60	% (3)	12/14/09
TCW Emerging Markets Equities Fund — N Class	$10.26	N/A %	N/A %	N/A	%	2.60	% (3)	12/14/09
TCW Focused Equities Fund — I Class	$11.30	37.29%	0.44%	N/A		0.96%		11/01/04
TCW Focused Equities Fund — N Class	$11.28	36.91%	0.38%	1.10%		3.35	% (4)	07/20/98	(2)
TCW Growth Fund — I Class	$19.29	40.81%	N/A	N/A		(1.54)%		01/02/08
TCW Growth Fund — N Class	$19.29	40.80%	N/A	N/A		(1.54)%		01/02/08
TCW Growth Equities Fund — I Class	$13.75	49.13%	9.46%	N/A		6.78%		03/01/04
TCW Growth Equities Fund — N Class	$13.70	49.08%	9.38%	N/A		6.72%		03/01/04
TCW Large Cap Growth Fund — I Class	$19.55	33.81%	N/A	N/A		(0.54)%		02/06/06
TCW Large Cap Growth Fund — N Class	$19.47	33.63%	N/A	N/A		(0.63)%		02/06/06
TCW Relative Value Large Cap Fund — I Class	$12.68	41.34%	1.45	N/A		3.86%		01/02/04
TCW Relative Value Large Cap Fund — N Class	$12.65	41.33%	1.24%	4.15	% (1)	3.90	% (1)	01/02/98	(2)
TCW Relative Value Small Cap Fund — I Class	$10.36	48.64%	0.24%	5.77	% (1)	7.56	% (1)	05/06/94	(2)
TCW Relative Value Small Cap Fund — N Class	$10.17	48.68%	0.11%	5.54	% (1)	9.69	% (1)	03/31/88	(2)
TCW Select Equities Fund — I Class	$15.53	32.99%	3.49%	(1.65)%		8.96	% (5)	07/01/91	(2)
TCW Select Equities Fund — N Class	$14.88	32.50%	3.22%	(1.94)%		1.93%		03/01/99
TCW Small Cap Growth Fund — I Class	$26.67	62.23%	13.64%	(3.32)%		9.72	% (5)	12/01/89	(2)
TCW Small Cap Growth Fund — N Class	$25.72	61.76%	13.29%	(3.65)%		2.71%		03/01/99
TCW Value Opportunities Fund — I Class	$17.22	43.87%	2.80%	8.02%		10.52	% (5)	11/01/96	(2)
TCW Value Opportunities Fund — N Class	$16.90	43.44%	2.47%	N/A		6.26%		11/01/00
TCW Conservative Allocation Fund — I Class	$10.46	22.28%	N/A	N/A		4.18%		11/16/06
TCW Conservative Allocation Fund — N Class	$10.46	22.28%	N/A	N/A		4.18%		11/16/06
TCW Moderate Allocation Fund — I Class	$8.91	28.10%	N/A	N/A		(0.18)%		11/16/06
TCW Moderate Allocation Fund — N Class	$8.88	28.04%	N/A	N/A		(0.19)%		11/16/06
TCW Aggressive Allocation Fund — I Class	$8.39	29.22%	N/A	N/A		(3.60)%		11/16/06
TCW Aggressive Allocation Fund — N Class	$8.39	29.02%	N/A	N/A		(3.60)%		11/16/06

(1)	Performance data includes the performance of the predecessor SG Cowen fund. The predecessor SG Cowen fund was an investment company registered under the 1940 Act, as amended.
(2)	Inception date of the predecessor entity.
(3)	Cumulative return for the period December 14, 2009 (commencement of operation) through April 30, 2010.
(4)	Performance data includes the performance of the predecessor separately managed account for periods before the TCW Fund’s registration became effective. The predecessor separately managed account was not registered under the Investment Company Act of 1940 as amended (the “1940 Act”) and, therefore, was not subjected to certain investment restrictions that are imposed by the 1940 Act. If the separately managed account had been registered under the 1940 Act, the separately managed account’s performance may have been lower.
(5)	Performance data includes the performance of the predecessor limited partnership for periods before the TCW Fund’s registration became effective. The predecessor limited partnership was not registered under the 1940 Act and, therefore, was not subject to certain investment restrictions that are imposed by the 1940 Act. If the limited partnership had been registered under the 1940 Act, the limited partnership’s performance may have been lower.
(6)	Past performance is not indicative of future performance.

TCW Balanced Fund

Schedule of Investments (Unaudited)

Principal Amount	Fixed Income Securities	Value

	U.S. Treasury Bonds (8.3% of Net Assets)
$70,000	U.S. Treasury Bond, 4.5%, due 02/15/36	$70,372
200,000	U.S. Treasury Bond, 5.25%, due 11/15/28	223,094
50,000	U.S. Treasury Bond, 8.125%, due 08/15/19	68,047

	Total U.S. Treasury Bonds	361,513

	U.S. Treasury Notes (21.0%)
350,000	U.S. Treasury Note, 2.375%, due 08/31/14	353,226
570,000	U.S. Treasury Note, 3.375%, due 11/15/19	558,155

	Total U.S. Treasury Notes	911,381

	Total Fixed Income Securities (Cost: $1,283,349) (29.3%)	1,272,894

Number of Shares	Common Stock
	Aerospace & Defense (1.7%)
1,540	Honeywell International, Inc.	73,104

	Capital Markets (2.6%)
930	Ameriprise Financial, Inc.	43,115
1,760	Morgan Stanley	53,187
390	State Street Corp.	16,965

	Total Capital Markets	113,267

	Commercial Services & Supplies (0.9%)
1,070	Waste Management, Inc.	37,108

	Communications Equipment (1.0%)
6,150	Motorola, Inc. (1)	43,481

	Computers & Peripherals (1.8%)
3,640	Dell, Inc. (1)	58,895
410	Hewlett-Packard Co.	21,308

	Total Computers & Peripherals	80,203

	Consumer Finance (1.3%)
1,230	American Express Co.	56,728

	Diversified Financial Services (2.2%)
2,290	JPMorgan Chase & Co.	97,508

	Diversified Telecommunication Services (3.2%)
2,630	AT&T, Inc.	68,538
13,040	Qwest Communications International, Inc.	68,199

	Total Diversified Telecommunication Services	136,737

See accompanying notes to financial statements.

TCW Balanced Fund

April 30, 2010

Number of Shares	Common Stock	Value

	Electric Utilities (1.4%)
1,750	American Electric Power Co., Inc.	$60,025

	Electronic Equipment, Instruments and Components (3.3%)
6,915	Flextronics International, Ltd. (1)	53,591
2,807	Tyco Electronics, Ltd.	90,161

	Total Electronic Equipment, Instruments and Components	143,752

	Energy Equipment & Services (2.6%)
1,030	Baker Hughes, Inc.	51,253
1,260	Ensco International PLC (SP ADR)	59,447

	Total Energy Equipment & Services	110,700

	Food & Staples Retailing (0.9%)
1,070	CVS Caremark Corp.	39,515

	Food Products (3.3%)
2,140	Dean Foods Co. (1)	33,598
2,640	Kraft Foods, Inc. (1)	78,144
2,340	Sara Lee Corp.	33,275

	Total Food Products	145,017

	Health Care Equipment & Supplies (1.2%)
3,020	Hologic, Inc. (1)	53,967

	Health Care Providers & Services (1.1%)
7,540	Tenet Healthcare Corp. (1)	47,125

	Household Durables (1.2%)
2,597	Lennar Corp.	51,680

	Household Products (1.6%)
1,140	Kimberly-Clark Corp.	69,836

	Industrial Conglomerates (3.7%)
3,280	General Electric Co.	61,861
1,400	Textron, Inc.	31,976
1,737	Tyco International, Ltd. (1)	67,378

	Total Industrial Conglomerates	161,215

	Insurance (3.0%)
3,990	MBIA, Inc. (1)	38,224
1,850	Travelers Cos., Inc. (The)	93,869

	Total Insurance	132,093

	Internet Software & Services (1.0%)
2,640	Yahoo!, Inc. (1)	43,639

See accompanying notes to financial statements.

TCW Balanced Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value

	IT Services (2.1%)
690	International Business Machines Corp.	$89,010

	Media (3.0%)
3,480	Comcast Corp.	68,695
1,910	Time Warner, Inc.	63,183

	Total Media	131,878

	Metals & Mining (2.1%)
3,370	Alcoa, Inc.	45,293
820	United States Steel Corp.	44,821

	Total Metals & Mining	90,114

	Oil, Gas & Consumable Fuels (4.8%)
310	Anadarko Petroleum Corp.	19,270
1,190	Chevron Corp.	96,914
850	Devon Energy Corp.	57,230
1,650	Valero Energy Corp.	34,303

	Total Oil, Gas & Consumable Fuels	207,717

	Paper & Forest Products (1.3%)
2,090	MeadWestvaco Corp.	56,785

	Pharmaceuticals (4.5%)
1,970	Bristol-Myers Squibb Co.	49,821
4,200	Pfizer, Inc.	70,224
1,710	Watson Pharmaceuticals, Inc. (1)	73,222

	Total Pharmaceuticals	193,267

	Semiconductors & Semiconductor Equipment (1.5%)
2,890	Intel Corp.	65,979

	Software (1.2%)
1,410	CA, Inc.	32,162
1,120	Symantec Corp. (1)	18,783

	Total Software	50,945

	Specialty Retail (4.0%)
490	Best Buy Co., Inc.	22,344
2,780	Gap, Inc. (The)	68,749
2,290	Home Depot, Inc. (The)	80,723

	Total Specialty Retail	171,816

	Total Common Stock (Cost: $2,906,096) (63.5%)	2,754,211

See accompanying notes to financial statements.

TCW Balanced Fund

April 30, 2010

Principal Amount	Short-Term Investments	Value

$248,402	Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 05/03/10 (collateralized by $255,000, U.S. Treasury Bill, 0.21%, due 10/07/10, valued at $254,771) (Total Amount to be Received Upon Repurchase $248,402)	$248,402
75,000	U.S. Treasury Bill, 0.01%, due 05/20/10	74,994

	Total Short-Term Investments (Cost: $323,396) (7.5%)	323,396

	Total Investments (Cost: $4,512,841) (100.3%)	4,350,501
	Liabilities in Excess of Other Assets (– 0.3%)	(11,182)

	Net Assets (100.0%)	$4,339,319

Notes to the Schedule of Investments:

SP ADR - Sponsored	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.
(1)	Non-income producing security.

See accompanying notes to financial statements.

TCW Balanced Fund

Investments by Industry (Unaudited)	April 30, 2010

Industry	Percentage of Net Assets
Aerospace & Defense	1.7%
Capital Markets	2.6
Commercial Services & Supplies	0.9
Communications Equipment	1.0
Computers & Peripherals	1.8
Consumer Finance	1.3
Diversified Financial Services	2.2
Diversified Telecommunication Services	3.2
Electric Utilities	1.4
Electronic Equipment, Instruments and Components	3.3
Energy Equipment & Services	2.6
Food & Staples Retailing	0.9
Food Products	3.3
Health Care Equipment & Supplies	1.2
Health Care Providers & Services	1.1
Household Durables	1.2
Household Products	1.6
IT Services	2.1
Industrial Conglomerates	3.7
Insurance	3.0
Internet Software & Services	1.0
Media	3.0
Metals & Mining	2.1
Oil, Gas & Consumable Fuels	4.8
Paper & Forest Products	1.3
Pharmaceuticals	4.5
Semiconductors & Semiconductor Equipment	1.5
Software	1.2
Specialty Retail	4.0
U.S. Treasury Bonds	8.3
U.S. Treasury Notes	21.0
Short-Term Investments	7.5

Total	100.3%

See accompanying notes to financial statements.

TCW Dividend Focused Fund

Schedule of Investments (Unaudited)	April 30, 2010

Number of Shares	Common Stock	Value

	Aerospace & Defense (1.9% of Net Assets)
282,500	Honeywell International, Inc.	$13,410,275

	Capital Markets (4.8%)
226,245	Ameriprise Financial, Inc.	10,488,718
428,900	Blackstone Group, LP (The)	5,996,022
425,600	Morgan Stanley	12,861,632
95,300	State Street Corp.	4,145,550

	Total Capital Markets	33,491,922

	Chemicals (3.0%)
524,800	Du Pont (E.I.) de Nemours & Co.	20,908,032

	Commercial Services & Supplies (3.1%)
324,300	Avery Dennison Corp.	12,657,429
247,700	Waste Management, Inc.	8,590,236

	Total Commercial Services & Supplies	21,247,665

	Communications Equipment (1.5%)
1,427,200	Motorola, Inc. (1)	10,090,304

	Computers & Peripherals (1.6%)
422,000	Dell, Inc. (1)	6,827,960
87,100	Hewlett-Packard Co.	4,526,587

	Total Computers & Peripherals	11,354,547

	Consumer Finance (1.1%)
171,500	American Express Co.	7,909,580

	Containers & Packaging (2.6%)
734,500	Packaging Corp. of America	18,164,185

	Diversified Financial Services (3.4%)
547,600	JPMorgan Chase & Co.	23,316,808

	Diversified Telecommunication Services (5.9%)
575,300	AT&T, Inc.	14,992,318
3,153,200	Qwest Communications International, Inc.	16,491,236
859,154	Windstream Corp.	9,493,652

	Total Diversified Telecommunication Services	40,977,206

	Electric Utilities (1.6%)
331,500	American Electric Power Co., Inc.	11,370,450

	Electronic Equipment, Instruments & Components (3.0%)
655,700	Tyco Electronics, Ltd.	21,061,084

See accompanying notes to financial statements.

TCW Dividend Focused Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value

	Energy Equipment & Services (3.7%)
252,100	Baker Hughes, Inc.	$12,544,496
285,700	Ensco International PLC (SP ADR)	13,479,326

	Total Energy Equipment & Services	26,023,822

	Food & Staples Retailing (1.4%)
255,000	CVS Caremark Corp.	9,417,150

	Food Products (5.0%)
55,900	Kellogg Co.	3,071,146
637,200	Kraft Foods, Inc.	18,861,120
897,400	Sara Lee Corp.	12,761,028

	Total Food Products	34,693,294

	Health Care Providers & Services (1.0%)
1,094,585	Tenet Healthcare Corp. (1)	6,841,156

	Household Durables (1.8%)
614,571	Lennar Corp.	12,229,963

	Household Products (2.3%)
266,300	Kimberly-Clark Corp.	16,313,538

	Industrial Conglomerates (5.6%)
795,050	General Electric Co.	14,994,643
341,100	Textron, Inc.	7,790,724
412,400	Tyco International, Ltd. (1)	15,996,996

	Total Industrial Conglomerates	38,782,363

	Insurance (3.8%)
555,700	MBIA, Inc. (1)	5,323,606
409,500	Travelers Cos., Inc. (The)	20,778,030

	Total Insurance	26,101,636

	IT Services (3.0%)
162,200	International Business Machines Corp.	20,923,800

	Life Sciences Tools & Services (0.9%)
118,900	Thermo Fisher Scientific, Inc. (1)	6,572,792

	Media (4.6%)
632,750	Comcast Corp.	12,490,485
817,600	Regal Entertainment Group	13,964,608
159,066	Time Warner, Inc.	5,261,903

	Total Media	31,716,996

See accompanying notes to financial statements.

TCW Dividend Focused Fund

April 30, 2010

Number of Shares	Common Stock	Value

	Metals & Mining (3.1%)
820,200	Alcoa, Inc.	$11,023,488
187,300	United States Steel Corp.	10,237,818

	Total Metals & Mining	21,261,306

	Oil, Gas & Consumable Fuels (7.8%)
74,100	Anadarko Petroleum Corp.	4,606,056
110,600	BP p.l.c (SP ADR)	5,767,790
288,300	Chevron Corp.	23,479,152
185,500	Devon Energy Corp.	12,489,715
381,100	Valero Energy Corp.	7,923,069

	Total Oil, Gas & Consumable Fuels	54,265,782

	Paper & Forest Products (1.4%)
353,300	MeadWestvaco Corp.	9,599,161

	Pharmaceuticals (6.2%)
505,100	Bristol-Myers Squibb Co.	12,773,979
1,025,400	Pfizer, Inc.	17,144,688
313,700	Watson Pharmaceuticals, Inc. (1)	13,432,634

	Total Pharmaceuticals	43,351,301

	Real Estate Investment Trusts (REITs) (1.1%)
461,100	Annaly Capital Management, Inc.	7,815,645

	Road & Rail (0.6%)
69,300	CSX Corp.	3,884,265

	Semiconductors & Semiconductor Equipment (2.6%)
100,600	Analog Devices, Inc.	3,010,958
646,000	Intel Corp.	14,748,180

	Total Semiconductors & Semiconductor Equipment	17,759,138

	Software (1.8%)
342,400	CA, Inc.	7,810,144
270,900	Symantec Corp. (1)	4,542,993

	Total Software	12,353,137

	Specialty Retail (6.2%)
119,900	Best Buy Co., Inc.	5,467,440
208,400	Foot Locker, Inc.	3,198,940
616,400	Gap, Inc. (The)	15,243,572
533,600	Home Depot, Inc. (The)	18,809,400

	Total Specialty Retail	42,719,352

See accompanying notes to financial statements.

TCW Dividend Focused Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value

	Thrifts & Mortgage Finance (1.3%)
570,100	New York Community Bancorp, Inc.	$9,389,547

	Total Common Stock (Cost: $657,667,979) (98.7%)	685,317,202

Principal Amount	Short-Term Investments
$11,054,911	Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 05/03/10 (collateralized by $11,290,000, U.S. Treasury Bill, 0.21%, due 10/07/10, valued at $11,279,839) (Total Amount to be Received Upon Repurchase $11,054,920)	11,054,911

	Total Short-Term Investments (Cost: $11,054,911) (1.6%)	11,054,911

	Total Investments (Cost: $668,722,890) (100.3%)	696,372,113
	Liabilities in Excess of Other Assets (– 0.3%)	(2,166,718)

	Net Assets (100.0%)	$694,205,395

Notes to the Schedule of Investments:

SP ADR -	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.
(1)	Non-income producing security.

See accompanying notes to financial statements.

TCW Dividend Focused Fund

Investments by Industry (Unaudited)	April 30, 2010

Industry	Percentage of Net Assets
Aerospace & Defense	1.9%
Capital Markets	4.8
Chemicals	3.0
Commercial Services & Supplies	3.1
Communications Equipment	1.5
Computers & Peripherals	1.6
Consumer Finance	1.1
Containers & Packaging	2.6
Diversified Financial Services	3.4
Diversified Telecommunication Services	5.9
Electric Utilities	1.6
Electronic Equipment, Instruments and Components	3.0
Energy Equipment & Services	3.7
Food & Staples Retailing	1.4
Food Products	5.0
Health Care Providers & Services	1.0
Household Durables	1.8
Household Products	2.3
IT Services	3.0
Industrial Conglomerates	5.6
Insurance	3.8
Life Sciences Tools & Services	0.9
Media	4.6
Metals & Mining	3.1
Oil, Gas & Consumable Fuels	7.8
Paper & Forest Products	1.4
Pharmaceuticals	6.2
Real Estate Investment Trusts (REITs)	1.1
Road & Rail	0.6
Semiconductors & Semiconductor Equipment	2.6
Software	1.8
Specialty Retail	6.2
Thrifts & Mortgage Finance	1.3
Short-Term Investments	1.6

Total	100.3%

See accompanying notes to financial statements.

TCW Emerging Markets Equities Fund

Schedule of Investments (Unaudited)

Number of Shares	Equity Securities	Value

	Argentina (0.9% of Net Assets)
4,700	Pampa Energia S.A. (SP ADR)	$51,230
4,227	Ternium S.A. (SP ADR) (1)	156,145

	Total Argentina (Cost: $204,013)	207,375

	Brazil (13.3%)
5,854	Banco Bradesco S.A. (ADR)	109,001
10,154	Brasil Telecom S.A. (ADR) (1)	192,621
22,745	Brasil Telecom S.A., Preferred Stock (1)	146,029
7,905	Fibria Celulose S.A. (SP ADR) (1)	156,914
27,709	Gerdau S.A. (SP ADR)	454,428
12,655	Itau Unibanco Holding S.A., Preferred Stock (ADR)	274,360
64,419	Lojas Americanas S.A., Preferred Stock	479,182
8,100	Net Servicios de Comunicacao S.A., Preferred Stock	95,527
13,053	Petroleo Brasileiro S.A. (SP ADR)	495,231
7,286	Usinas Siderurgicas de Minas Gerais S.A., Preferred Stock	235,189
22,955	Vale S.A., Preferred Stock (ADR)	617,719

	Total Brazil (Cost: $3,317,732)	3,256,201

	China (16.8%)
539,041	China CITIC Bank Corp., Ltd. — Class H	352,310
129,703	China Coal Energy Co. — Class H	195,397
556,530	China Construction Bank Corp. — Class H	452,647
96,003	China Life Insurance Co., Ltd. — Class H	441,427
54,300	China Shenhua Energy Co., Ltd. — Class H	233,008
9,900	China Unicom (Hong Kong), Ltd. (ADR)	123,057
66,871	CNOOC, Ltd.	117,454
4,162	Ctrip.com International, Ltd. (ADR) (1)	151,996
318,580	Fushan International Energy Group, Ltd.	223,792
288,428	Industrial and Commercial Bank of China, Ltd. — Class H	210,220
41,038	KongZhong Corp. (ADR) (1)	297,115
1,400	Mindray Medical International, Ltd. (ADR)	53,480
11,098	Shanda Interactive Entertainment, Ltd. (SP ADR) (1)	503,183
21,651	Tencent Holdings, Ltd.	447,197
68,485	VisionChina Media, Inc. (ADR) (1)	293,801
36,000	Want Want China Holdings, Ltd.	26,936

	Total China (Cost: $4,266,609)	4,123,020

	Colombia (Cost: $93,202) (0.6%)
6,103	Pacific Rubiales Energy Corp. (1)	137,585

	India (3.4%)
5,351	ICICI Bank, Ltd. (SP ADR)	227,524
5,336	Infosys Technologies, Ltd. (SP ADR)	319,520
6,022	Reliance Industries, Ltd., (144A) (GDR) (2)	278,542

	Total India (Cost: $793,834)	825,586

See accompanying notes to financial statements.

TCW Emerging Markets Equities Fund

April 30, 2010

Number of Shares	Equity Securities	Value

	Indonesia (3.8%)
63,500	Bank Rakyat Indonesia Tbk PT	$62,150
419,887	Bumi Resources Tbk PT	107,760
124,000	Perusahaan Gas Negara (Persero) Tbk PT	55,690
3,375	Telekomunikasi Indonesia Tbk PT (SP ADR)	117,180
240,500	Telekomunikasi Indonesia Tbk PT	207,623
176,067	United Tractors Tbk PT	376,277

	Total Indonesia (Cost: $872,569)	926,680

	Kazakhstan (3.2%)
32,006	Halyk Savings Bank of Kazakhstan JSC, (Reg. S) (GDR) (1)	305,657
61,178	Kazkommertsbank, (Reg. S) (GDR) (1)	489,241

	Total Kazakhstan (Cost: $832,936)	794,898

	Mexico (8.3%)
9,362	America Movil, S.A.B. de C.V., Series L (ADR)	481,956
54,056	Cemex S.A.B. de C.V. (SP ADR) (1)	642,185
57,742	Corporacion GEO S.A.B. de C.V., Series B (1)	182,855
2,362	Fomento Economico Mexicano S.A.B. de C.V. (SP ADR)	111,793
170,489	Grupo Mexico S.A.B. de C.V., Series B	447,954
8,193	Grupo Televisa S.A. (SP ADR)	170,251

	Total Mexico (Cost: $1,851,807)	2,036,994

	Philippines (0.5%)
860	Globe Telecom, Inc.	18,503
1,872	Philippine Long Distance Telephone Co. (SP ADR)	105,281

	Total Philippines (Cost: $124,301)	123,784

	Russia (17.0%)
13,775	Alliance Oil Co., Ltd. (ADR) (1)	221,100
1,968	Eurasia Drilling Co., Ltd., (144A) (GDR) (2)	40,738
1,684	Eurasia Drilling Co., Ltd., (Reg. S) (GDR)	34,859
8,220	Gazprom Neft JSC (SP ADR)	226,050
2,738,587	IDGC Holding JSC (1)	432,724
51,176	LSR Group OJSC, (Reg. S) (GDR) (1)	437,555
13,113	Magnit OJSC, (Reg. S) (GDR)	245,749
13,336	Mining and Metallurgical Co. Norilsk Nickel/GMK Norilsk Nickel (ADR) (1)	251,713
6,590	Novolipetsk Steel (NLMK), (Reg. S) (GDR)	240,535
16,285	Novorossiysk Sea Trade Port, (Reg. S) (GDR) (1)	216,965
89,641	PIK Group, (Reg. S) (GDR) (1)	475,097
111,319	Sberbank/Savings Bank of the Russian Federation	299,841
12,853	VimpelCom, Ltd. (SP ADR) (1)	223,899
2,791	Vsmpo-Avisma Corp.	373,796
40,539	VTB Bank OJSC, (Reg. S) (GDR) (1)	216,189
6,657	X5 Retail Group N.V., (Reg. S) (GDR) (1)	236,460

	Total Russia (Cost: $3,875,738)	4,173,270

See accompanying notes to financial statements.

TCW Emerging Markets Equities Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Equity Securities	Value

	Saudi Arabia (Cost: $343,707) (1.7%)
32,880	HSBC Bank PLC, Participating Access-Linked Middle Eastern Securities of Yansab National Petrochemical	$427,525

	South Africa (2.1%)
4,013	Impala Platinum Holdings, Ltd.	113,147
4,389	Naspers, Ltd. — N Shares	176,880
14,585	Standard Bank Group, Ltd.	224,708

	Total South Africa (Cost: $490,595)	514,735

	South Korea (15.2%)
7,968	Daegu Bank	105,315
1,733	Daum Communications Corp. (1)	103,287
16,938	Hynix Semiconductor, Inc. (1)	428,709
3,273	Hyundai Mobis (1)	543,240
3,415	Korea Electric Power Corp. (KEPCO) (SP ADR) (1)	51,362
2,160	KT Corp.	95,867
4,135	KT Corp. (SP ADR)	93,451
265	LG Chem, Ltd.	67,012
788	LG Electronics, Inc.	85,921
46,760	LG Telecom, Ltd.	352,705
442	Lotte Shopping Co., Ltd.	125,365
453	NHN Corp. (1)	75,525
679	POSCO	304,486
2,392	POSCO (ADR)	268,287
629	Samsung Electronics Co., Ltd.	478,253
2,812	Shinhan Financial Group Co., Ltd.	119,616
921	Shinsegae Co., Ltd.	422,261

	Total South Korea (Cost: $3,436,601)	3,720,662

	Taiwan (3.7%)
104,724	China Steel Corp.	111,436
63,932	Hon Hai Precision Industry Co., Ltd. (Foxconn)	300,130
6,642	MediaTek, Inc.	112,463
35,600	Taiwan Semiconductor Manufacturing Co., Ltd. (SP ADR)	377,004

	Total Taiwan (Cost: $868,153)	901,033

	Thailand (3.1%)
56,375	Bangkok Bank Public Co., Ltd.	206,546
9,047	Banpu Public Co., Ltd. (NVDR)	177,198
93,238	Kasikornbank Public Co., Ltd. (NVDR)	257,762
25,704	PTT Exploration & Production Public Co., Ltd.	119,960

	Total Thailand (Cost: $724,672)	761,466

See accompanying notes to financial statements.

TCW Emerging Markets Equities Fund

April 30, 2010

Number of Shares	Equity Securities	Value

	Turkey (1.1%)
7,310	Turkcell Iletisim Hizmetleri A.S.	$47,380
14,267	Turkcell Iletisim Hizmetleri A.S. (ADR)	230,697

	Total Turkey (Cost: $278,368)	278,077

	Total Equity Securities (Cost: $22,374,837) (94.7%)	23,208,891

Principal Amount	Short-Term Investments
$2,656,089	Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 05/03/10 (collateralized by $2,715,000, U.S. Treasury Bill, 0.21%, due 10/07/10 valued at $2,712,557) (Total Amount to be Received Upon Repurchase $2,656,091)	2,656,089

	Total Short-Term Investments (Cost: $2,656,089) (10.8%)	2,656,089

	Total Investments (Cost: $25,030,926) (105.5%)	25,864,980
	Liabilities in Excess of Other Assets (– 5.5%)	(1,348,049)

	Total Net Assets (100.0%)	$24,516,931

Notes to the Schedule of Investments:

ADR -  American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

GDR - Global Depositary Receipt. A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.

NVDR - Non-Voting Depositary Receipt.

Reg. S - Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions.

SP ADR - Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2010, the value of these securities amounted to $319,280 or 1.3% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.

See accompanying notes to financial statements.

TCW Emerging Markets Equities Fund

Investments by Industry (Unaudited)	April 30, 2010

Industry	Percentage of Net Assets
Advertising	1.2%
Automotive	2.2
Banking	17.5
Beverages, Food & Tobacco	0.6
Building Materials	2.6
Chemicals	0.3
Coal	3.4
Commercial Services	0.6
Communications	1.2
Computer & Data Processing Services	2.2
Computer Programming Services	3.4
Computer Related Services, nec	0.3
Electric Utilities	2.2
Electronics	7.4
Food Retailers	1.0
Forest Products & Paper	0.6
Heavy Machinery	3.0
Home Construction, Furnishings & Appliances	0.7
Insurance	1.8
Media—Broadcasting & Publishing	1.8
Medical Supplies	0.2
Metals	13.1
Oil & Gas	7.6
Radio Telephone Communications	2.0
Real Estate	3.7
Retailers	5.2
Telephone Communications, exc. Radio	1.9
Telephone Systems	6.1
Transportation	0.9
Short-Term Investments	10.8

Total	105.5%

See accompanying notes to financial statements.

TCW Focused Equities Fund

Schedule of Investments (Unaudited)	April 30, 2010

Number of Shares	Common Stock	Value

	Aerospace & Defense (3.8% of Net Assets)
54,840	Honeywell International, Inc.	$2,603,255

	Air Freight & Logistics (2.2%)
24,905	C.H. Robinson Worldwide, Inc.	1,501,771

	Biotechnology (2.5%)
31,815	Genzyme Corp. (1)	1,693,831

	Capital Markets (1.3%)
6,245	Goldman Sachs Group, Inc. (The)	906,774

	Chemicals (6.5%)
11,435	Air Products & Chemicals, Inc.	877,979
44,947	Ecolab, Inc.	2,195,212
16,400	Praxair, Inc.	1,373,828

	Total Chemicals	4,447,019

	Commercial Banks (6.8%)
140,592	Wells Fargo & Co.	4,655,001

	Communications Equipment (2.2%)
210,900	Motorola, Inc. (1)	1,491,063

	Computers & Peripherals (4.2%)
3,700	Apple, Inc. (1)	966,144
37,400	Hewlett-Packard Co.	1,943,678

	Total Computers & Peripherals	2,909,822

	Diversified Financial Services (9.5%)
182,500	Bank of America Corp.	3,253,975
76,833	JPMorgan Chase & Co.	3,271,549

	Total Diversified Financial Services	6,525,524

	Electrical Equipment (3.8%)
43,430	Rockwell Automation, Inc.	2,637,070

	Energy Equipment & Services (11.7%)
32,700	Cameron International Corp. (1)	1,290,342
71,978	Halliburton Co.	2,206,126
38,545	Schlumberger, Ltd.	2,752,884
97,787	Weatherford International, Ltd. (1)	1,770,922

	Total Energy Equipment & Services	8,020,274

	Food & Staples Retailing (2.6%)
47,600	CVS Caremark Corp.	1,757,868

	Health Care Equipment & Supplies (2.6%)
37,505	Covidien PLC	1,799,865

See accompanying notes to financial statements.

TCW Focused Equities Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value

	Insurance (6.1%)
45,000	ACE, Ltd. (1)	$2,393,550
35,940	Aflac, Inc.	1,831,502

	Total Insurance	4,225,052

	IT Services (2.7%)
7,575	MasterCard, Inc.	1,878,903

	Life Sciences Tools & Services (3.2%)
39,830	Thermo Fisher Scientific, Inc. (1)	2,201,802

	Machinery (5.3%)
12,990	Danaher Corp.	1,094,797
36,955	SPX Corp.	2,582,416

	Total Machinery	3,677,213

	Metals & Mining (1.2%)
13,400	Agnico-Eagle Mines, Ltd.	846,344

	Multiline Retail (3.6%)
44,785	Kohl’s Corp. (1)	2,462,727

	Oil, Gas & Consumable Fuels (7.2%)
9,960	Anadarko Petroleum Corp.	619,114
19,980	Apache Corp.	2,033,165
26,014	Occidental Petroleum Corp.	2,306,401

	Total Oil, Gas & Consumable Fuels	4,958,680

	Pharmaceuticals (4.7%)
24,500	Allergan, Inc.	1,560,405
46,775	Merck & Co., Inc.	1,638,996

	Total Pharmaceuticals	3,199,401

	Road & Rail (1.6%)
14,900	Union Pacific Corp.	1,127,334

	Specialty Retail (2.8%)
55,125	Home Depot, Inc. (The)	1,943,156

	Tobacco (1.6%)
22,094	Philip Morris International, Inc.	1,084,373

	Total Common Stock (Cost: $61,394,959) (99.7%)	68,554,122

See accompanying notes to financial statements.

TCW Focused Equities Fund

April 30, 2010

Principal Amount	Short-Term Investments	Value

$667,024	Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 05/03/10 (collateralized by $685,000 U.S. Treasury Bill, 0.21% due 10/07/10, valued at $684,384) (Total Amount to be Received Upon Repurchase $667,024)	$667,024

	Total Short-Term Investments (Cost: $667,024) (1.0%)	667,024

	Total Investments (Cost: $62,061,983) (100.7%)	69,221,146
	Liabilities in Excess of Other Assets (– 0.7%)	(476,273)

	Net Assets (100.0%)	$68,744,873

Notes to the Schedule of Investments:

(1)	Non-income producing security.

See accompanying notes to financial statements.

TCW Focused Equities Fund

Investments by Industry (Unaudited)	April 30, 2010

Industry	Percentage of Net Assets
Aerospace & Defense	3.8%
Air Freight & Logistics	2.2
Biotechnology	2.5
Capital Markets	1.3
Chemicals	6.5
Commercial Banks	6.8
Communications Equipment	2.2
Computers & Peripherals	4.2
Diversified Financial Services	9.5
Electrical Equipment	3.8
Energy Equipment & Services	11.7
Food & Staples Retailing	2.6
Health Care Equipment & Supplies	2.6
IT Services	2.7
Insurance	6.1
Life Sciences Tools & Services	3.2
Machinery	5.3
Metals & Mining	1.2
Multiline Retail	3.6
Oil, Gas & Consumable Fuels	7.2
Pharmaceuticals	4.7
Road & Rail	1.6
Specialty Retail	2.8
Tobacco	1.6
Short-Term Investments	1.0

Total	100.7%

See accompanying notes to financial statements.

TCW Growth Fund

Schedule of Investments (Unaudited)	April 30, 2010

Number of Shares	Common Stock	Value

	Aerospace & Defense (2.1% of Net Assets)
220	Honeywell International, Inc.	$10,443
85	Precision Castparts Corp.	10,909

	Total Aerospace & Defense	21,352

	Beverages (1.2%)
140	Coca-Cola Co. (The)	7,483
106	Hansen Natural Corp. (1)	4,672

	Total Beverages	12,155

	Biotechnology (3.7%)
65	Acorda Therapeutics, Inc. (1)	2,519
235	Genzyme Corp. (1)	12,511
235	Gilead Sciences, Inc. (1)	9,322
145	Human Genome Sciences, Inc. (1)	4,015
65	InterMune, Inc. (1)	2,766
119	Ironwood Pharmaceuticals, Inc. (1)	1,538
155	MannKind Corp. (1)	1,077
110	Vertex Pharmaceuticals, Inc. (1)	4,265

	Total Biotechnology	38,013

	Capital Markets (1.4%)
113	Evercore Partners, Inc.	4,050
320	Janus Capital Group, Inc.	4,506
285	SEI Investments Co.	6,401

	Total Capital Markets	14,957

	Chemicals (3.6%)
140	Air Products & Chemicals, Inc.	10,749
140	Celanese Corp.	4,479
75	CF Industries Holdings, Inc.	6,275
185	Nalco Holding Co.	4,575
135	Praxair, Inc.	11,309

	Total Chemicals	37,387

	Commercial Banks (0.5%)
508	Wilshire Bancorp, Inc.	5,517

	Commercial Services & Supplies (1.1%)
128	Clean Harbors, Inc. (1)	8,119
230	KAR Auction Services, Inc. (1)	3,579

	Total Commercial Services & Supplies	11,698

	Communications Equipment (7.4%)
125	Aruba Networks, Inc. (1)	1,570
420	Cisco Systems, Inc. (1)	11,306
1,754	Infinera Corp. (1)	16,049

See accompanying notes to financial statements.

TCW Growth Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value

	Communications Equipment (Continued)
1,215	Motorola, Inc. (1)	$8,590
585	Qualcomm, Inc.	22,663
235	Research In Motion, Ltd. (1)	16,730

	Total Communications Equipment	76,908

	Computers & Peripherals (4.4%)
503	3PAR, Inc. (1)	4,693
118	Apple, Inc. (1)	30,812
195	Hewlett-Packard Co.	10,134

	Total Computers & Peripherals	45,639

	Construction & Engineering (0.6%)
300	Quanta Services, Inc. (1)	6,039

	Consumer Finance (0.9%)
210	Capital One Financial Corp.	9,116

	Distributors (0.5%)
240	LKQ Corp. (1)	5,054

	Diversified Consumer Services (0.4%)
15	Strayer Education, Inc.	3,647

	Diversified Financial Services (0.5%)
142	MSCI, Inc. (1)	4,920

	Electrical Equipment (2.1%)
295	Rockwell Automation, Inc.	17,912
175	Sensata Technologies Holding N.V. (1)	3,500

	Total Electrical Equipment	21,412

	Electronic Equipment, Instruments & Components (0.3%)
42	Itron, Inc. (1)	3,344

	Energy Equipment & Services (4.2%)
220	Cameron International Corp. (1)	8,681
35	Core Laboratories N.V.	5,246
261	Oceaneering International, Inc. (1)	17,096
440	Superior Well Services, Inc. (1)	6,380
335	Weatherford International, Ltd. (1)	6,067

	Total Energy Equipment & Services	43,470

	Food & Staples Retailing (2.0%)
560	CVS Caremark Corp.	20,681

	Food Products (1.3%)
250	Kellogg Co.	13,735

See accompanying notes to financial statements.

TCW Growth Fund

April 30, 2010

Number of Shares	Common Stock	Value

	Health Care Equipment & Supplies (2.8%)
135	Baxter International, Inc.	$6,375
466	Dexcom, Inc. (1)	5,103
20	HeartWare International, Inc. (1)	1,125
77	MAKO Surgical Corp. (1)	1,080
200	Masimo Corp.	4,682
54	Meridian Bioscience, Inc.	1,079
115	Thoratec Corp. (1)	5,128
180	Volcano Corp. (1)	4,323

	Total Health Care Equipment & Supplies	28,895

	Health Care Providers & Services (3.4%)
105	Catalyst Health Solutions, Inc. (1)	4,443
210	Express Scripts, Inc. (1)	21,027
160	Medco Health Solutions, Inc. (1)	9,427

	Total Health Care Providers & Services	34,897

	Hotels, Restaurants & Leisure (2.9%)
297	7 Days Group Holdings, Ltd. (ADR) (1)	3,119
319	California Pizza Kitchen, Inc. (1)	6,539
70	Ctrip.com International, Ltd. (ADR) (1)	2,556
60	Starwood Hotels & Resorts Worldwide, Inc.	3,271
330	Yum! Brands, Inc.	13,999

	Total Hotels, Restaurants & Leisure	29,484

	Household Products (1.2%)
200	Procter & Gamble Co. (The)	12,432

	Insurance (4.6%)
610	Aflac, Inc.	31,086
256	First Mercury Financial Corp.	3,356
110	Prudential Financial, Inc.	6,992
272	Tower Group, Inc.	6,272

	Total Insurance	47,706

	Internet Software & Services (3.0%)
130	Akamai Technologies, Inc. (1)	5,048
44	Google, Inc. (1)	23,119
55	Mercadolibre, Inc. (1)	2,773

	Total Internet Software & Services	30,940

	IT Services (2.0%)
150	Accenture PLC	6,546
57	MasterCard, Inc.	14,138

	Total IT Services	20,684

See accompanying notes to financial statements.

TCW Growth Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value

	Life Sciences Tools & Services (2.2%)
295	Life Technologies Corp. (1)	$16,140
115	Thermo Fisher Scientific, Inc. (1)	6,357

	Total Life Sciences Tools & Services	22,497

	Machinery (5.0%)
203	Chart Industries, Inc. (1)	4,667
315	Cummins, Inc.	22,752
75	Flowserve Corp.	8,593
180	Illinois Tool Works, Inc.	9,198
210	Kennametal, Inc.	6,901

	Total Machinery	52,111

	Media (1.1%)
85	DreamWorks Animation SKG, Inc. (1)	3,374
720	Lions Gate Entertainment Corp. (1)	4,982
2,740	Sirius XM Radio, Inc. (1)	3,233

	Total Media	11,589

	Metals & Mining (0.9%)
225	Teck Resources, Ltd. — Class B (1)	8,824

	Multiline Retail (1.1%)
205	Kohl’s Corp. (1)	11,273

	Oil, Gas & Consumable Fuels (3.0%)
101	Comstock Resources, Inc. (1)	3,238
58	Contango Oil & Gas Co. (1)	3,184
365	Denbury Resources, Inc. (1)	6,990
157	Houston American Energy Corp.	2,057
90	InterOil Corp. (1)	6,036
165	Plains Exploration & Production Co. (1)	4,836
107	Ultra Petroleum Corp. (1)	5,112

	Total Oil, Gas & Consumable Fuels	31,453

	Pharmaceuticals (2.5%)
200	Allergan, Inc.	12,738
276	Inspire Pharmaceuticals, Inc. (1)	1,891
295	Mylan, Inc. (1)	6,499
93	Nektar Therapeutics (1)	1,298
85	Salix Pharmaceuticals, Ltd. (1)	3,417

	Total Pharmaceuticals	25,843

	Professional Services (1.8%)
225	FTI Consulting, Inc. (1)	9,254
350	Robert Half International, Inc.	9,583

	Total Professional Services	18,837

See accompanying notes to financial statements.

TCW Growth Fund

April 30, 2010

Number of Shares	Common Stock	Value

	Real Estate Management & Development (0.4%)
493	China Real Estate Information Corp. (ADR) (1)	$4,072

	Road & Rail (1.0%)
85	Kansas City Southern (1)	3,447
150	Ryder System, Inc.	6,978

	Total Road & Rail	10,425

	Semiconductors & Semiconductor Equipment (4.1%)
140	Aixtron AG (SP ADR)	4,399
775	Avago Technologies, Ltd. (1)	15,903
795	Cavium Networks, Inc. (1)	21,950

	Total Semiconductors & Semiconductor Equipment	42,252

	Software (5.2%)
100	ANSYS, Inc. (1)	4,500
70	Concur Technologies, Inc. (1)	2,934
235	Electronic Arts, Inc. (1)	4,552
115	Longtop Financial Technologies, Ltd. (SP ADR) (1)	3,957
230	Nuance Communications, Inc. (1)	4,202
185	Salesforce.com, Inc. (1)	15,836
555	Take-Two Interactive Software, Inc. (1)	6,033
133	Ultimate Software Group, Inc. (The) (1)	4,449
125	VMware, Inc. (1)	7,705

	Total Software	54,168

	Specialty Retail (1.9%)
360	Guess?, Inc.	16,513
109	Rue21, Inc. (1)	3,445

	Total Specialty Retail	19,958

	Textiles, Apparel & Luxury Goods (1.0%)
115	Polo Ralph Lauren Corp.	10,339

	Thrifts & Mortgage Finance (0.6%)
405	Astoria Financial Corp.	6,537

	Tobacco (1.9%)
400	Philip Morris International, Inc.	19,632

	Wireless Telecommunication Services (1.9%)
260	American Tower Corp. (1)	10,611
200	NII Holdings, Inc. — Class B (1)	8,484

	Total Wireless Telecommunication Services	19,095

	Total Common Stock (Cost: $844,195) (93.7%)	968,987

See accompanying notes to financial statements.

TCW Growth Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Short-Term Investments	Value

$74,240	Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 05/03/10 (collateralized by $80,000, U.S. Treasury Bill, 0.21% due 10/07/10, valued at $79,928) (Total Amount to be Received Upon Repurchase $74,240)	$74,240

	Total Short-Term Investments (Cost: $74,240) (7.2%)	74,240

	Total Investments (Cost: $918,435) (100.9%)	1,043,227
	Liabilities in Excess of Other Assets (– 0.9%)	(9,772)

	Net Assets (100.0%)	$1,033,455

Notes to the Schedule of Investments:

ADR - American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

SP ADR -	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.
(1)	Non-income producing security.

See accompanying notes to financial statements.

TCW Growth Fund

Investments by Industry (Unaudited)	April 30, 2010

Industry	Percentage of Net Assets
Aerospace & Defense	2.1%
Beverages	1.2
Biotechnology	3.7
Capital Markets	1.4
Chemicals	3.6
Commercial Banks	0.5
Commercial Services & Supplies	1.1
Communications Equipment	7.4
Computers & Peripherals	4.4
Construction & Engineering	0.6
Consumer Finance	0.9
Distributors	0.5
Diversified Consumer Services	0.4
Diversified Financial Services	0.5
Electrical Equipment	2.1
Electronic Equipment, Instruments and Components	0.3
Energy Equipment & Services	4.2
Food & Staples Retailing	2.0
Food Products	1.3
Health Care Equipment & Supplies	2.8
Health Care Providers & Services	3.4
Hotels, Restaurants & Leisure	2.9
Household Products	1.2
IT Services	2.0
Insurance	4.6
Internet Software & Services	3.0
Life Sciences Tools & Services	2.2
Machinery	5.0
Media	1.1
Metals & Mining	0.9
Multiline Retail	1.1
Oil, Gas & Consumable Fuels	3.0
Pharmaceuticals	2.5
Professional Services	1.8
Real Estate Management & Development	0.4
Road & Rail	1.0
Semiconductors & Semiconductor Equipment	4.1
Software	5.2
Specialty Retail	1.9
Textiles, Apparel & Luxury Goods	1.0
Thrifts & Mortgage Finance	0.6
Tobacco	1.9
Wireless Telecommunication Services	1.9
Short-Term Investments	7.2

Total	100.9%

See accompanying notes to financial statements.

TCW Growth Equities Fund

Schedule of Investments (Unaudited)

Number of Shares	Common Stock	Value

	Aerospace & Defense (3.4% of Net Assets)
63,700	Aerovironment, Inc. (1)	$1,667,666
86,700	Spirit AeroSystems Holdings, Inc. (1)	1,923,006

	Total Aerospace & Defense	3,590,672

	Air Freight & Logistics (4.1%)
35,900	C.H. Robinson Worldwide, Inc.	2,164,770
53,300	Expeditors International of Washington, Inc.	2,171,442

	Total Air Freight & Logistics	4,336,212

	Beverages (2.1%)
50,738	Hansen Natural Corp. (1)	2,236,532

	Biotechnology (6.6%)
22,300	Acorda Therapeutics, Inc. (1)	864,125
41,800	Genzyme Corp. (1)	2,225,432
46,400	Human Genome Sciences, Inc. (1)	1,284,816
21,600	InterMune, Inc. (1)	919,296
45,700	MannKind Corp. (1)	317,615
35,698	Vertex Pharmaceuticals, Inc. (1)	1,384,012

	Total Biotechnology	6,995,296

	Capital Markets (3.4%)
103,700	Janus Capital Group, Inc.	1,460,096
94,000	SEI Investments Co.	2,111,240

	Total Capital Markets	3,571,336

	Chemicals (1.2%)
15,100	CF Industries Holdings, Inc.	1,263,417

	Commercial Banks (1.5%)
39,090	Signature Bank (1)	1,578,454

	Commercial Services & Supplies (2.1%)
34,600	Clean Harbors, Inc. (1)	2,194,678

	Construction & Engineering (1.5%)
79,100	Quanta Services, Inc. (1)	1,592,283

	Diversified Consumer Services (6.0%)
20,500	Capella Education Co. (1)	1,857,710
63,400	Education Management Corp. (1)	1,384,022
12,900	Strayer Education, Inc.	3,136,248

	Total Diversified Consumer Services	6,377,980

	Diversified Financial Services (1.3%)
39,608	MSCI, Inc. (1)	1,372,417

See accompanying notes to financial statements.

TCW Growth Equities Fund

April 30, 2010

Number of Shares	Common Stock	Value

	Electrical Equipment (2.8%)
46,200	Rockwell Automation, Inc.	$2,805,264
6,300	Sensata Technologies Holding N.V. (1)	126,000

	Total Electrical Equipment	2,931,264

	Energy Equipment & Services (7.0%)
18,300	Core Laboratories N.V.	2,742,987
47,800	National Oilwell Varco, Inc. (1)	2,104,634
39,000	Oceaneering International, Inc. (1)	2,554,500

	Total Energy Equipment & Services	7,402,121

	Health Care Equipment & Supplies (6.6%)
9,300	Intuitive Surgical, Inc. (1)	3,353,208
64,500	Masimo Corp. (1)	1,509,945
36,700	Thoratec Corp. (1)	1,636,453
20,200	Volcano Corp. (1)	485,204

	Total Health Care Equipment & Supplies	6,984,810

	Hotels, Restaurants & Leisure (2.0%)
23,200	Ctrip.com International, Ltd. (ADR) (1)	847,264
13,900	Wynn Resorts, Ltd. (1)	1,226,536

	Total Hotels, Restaurants & Leisure	2,073,800

	Insurance (1.9%)
38,700	ACE, Ltd. (1)	2,058,453

	Internet Software & Services (5.9%)
63,700	Akamai Technologies, Inc. (1)	2,473,471
3,000	Baidu.com, Inc. (SP ADR) (1)	2,067,900
27,400	Digital River, Inc. (1)	765,556
18,029	Mercadolibre, Inc. (1)	909,022

	Total Internet Software & Services	6,215,949

	IT Services (2.2%)
31,700	Alliance Data Systems Corp. (1)	2,379,402

	Machinery (5.4%)
32,800	Cummins, Inc.	2,369,144
68,300	Kennametal, Inc.	2,244,338
22,300	Wabtec Corp.	1,061,034

	Total Machinery	5,674,516

	Media (0.9%)
24,400	DreamWorks Animation SKG, Inc. (1)	968,436

See accompanying notes to financial statements.

TCW Growth Equities Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value

	Oil, Gas & Consumable Fuels (2.6%)
26,800	Contango Oil & Gas Co. (1)	$1,471,320
26,800	Ultra Petroleum Corp. (1)	1,280,236

	Total Oil, Gas & Consumable Fuels	2,751,556

	Pharmaceuticals (2.1%)
99,400	Mylan, Inc. (1)	2,189,782

	Professional Services (3.3%)
96,300	Resources Connection, Inc. (1)	1,689,102
67,000	Robert Half International, Inc.	1,834,460

	Total Professional Services	3,523,562

	Real Estate Management & Development (1.2%)
155,705	China Real Estate Information Corp. (ADR) (1)	1,286,123

	Semiconductors & Semiconductor Equipment (7.5%)
47,200	Aixtron AG (SP ADR)	1,483,024
109,000	Avago Technologies, Ltd. (1)	2,236,680
80,689	Cavium Networks, Inc. (1)	2,227,823
98,700	Marvell Technology Group, Ltd. (1)	2,038,155

	Total Semiconductors & Semiconductor Equipment	7,985,682

	Software (8.9%)
28,927	ANSYS, Inc. (1)	1,301,715
38,800	Longtop Financial Technologies, Ltd. (SP ADR) (1)	1,335,108
42,050	Salesforce.com, Inc. (1)	3,599,480
51,496	VMware, Inc. (1)	3,174,214

	Total Software	9,410,517

	Specialty Retail (0.8%)
25,400	Rue21, Inc. (1)	802,640

	Thrifts & Mortgage Finance (2.8%)
81,000	Northwest Bancshares, Inc.	1,011,690
128,600	People’s United Financial, Inc.	1,997,158

	Total Thrifts & Mortgage Finance	3,008,848

	Total Common Stock (Cost: $87,638,867) (97.1%)	102,756,738

See accompanying notes to financial statements.

TCW Growth Equities Fund

April 30, 2010

Principal Amount	Short-Term Investments	Value

$2,346,103	Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 05/03/10 (collateralized by $2,400,000, U.S. Treasury Bill, 0.21%, due 10/07/10, valued at $2,397,840) (Total Amount to be Received Upon Repurchase $2,346,105)	$2,346,103

	Total Short-Term Investments (Cost: $2,346,103) (2.2%)	2,346,103

	Total Investments (Cost: $89,984,970) (99.3%)	105,102,841
	Excess of Other Assets over Liabilities (0.7%)	777,109

	Net Assets (100.0%)	$105,879,950

Notes to the Schedule of Investments:

ADR - American	Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
SP ADR - Sponsored	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.
(1)	Non-income producing security.

See accompanying notes to financial statements.

TCW Growth Equities Fund

Investments by Industry (Unaudited)	April 30, 2010

Industry	Percentage of Net Assets
Aerospace & Defense	3.4%
Air Freight & Logistics	4.1
Beverages	2.1
Biotechnology	6.6
Capital Markets	3.4
Chemicals	1.2
Commercial Banks	1.5
Commercial Services & Supplies	2.1
Construction & Engineering	1.5
Diversified Consumer Services	6.0
Diversified Financial Services	1.3
Electrical Equipment	2.8
Energy Equipment & Services	7.0
Health Care Equipment & Supplies	6.6
Hotels, Restaurants & Leisure	2.0
IT Services	2.2
Insurance	1.9
Internet Software & Services	5.9
Machinery	5.4
Media	0.9
Oil, Gas & Consumable Fuels	2.6
Pharmaceuticals	2.1
Professional Services	3.3
Real Estate Management & Development	1.2
Semiconductors & Semiconductor Equipment	7.5
Software	8.9
Specialty Retail	0.8
Thrifts & Mortgage Finance	2.8
Short-Term Investments	2.2

Total	99.3%

See accompanying notes to financial statements.

TCW Large Cap Growth Fund

Schedule of Investments (Unaudited)	April 30, 2010

Number of Shares	Common Stock	Value

	Aerospace & Defense (1.8% of Net Assets)
1,700	Precision Castparts Corp.	$218,178

	Beverages (1.7%)
4,000	Coca-Cola Co. (The)	213,800

	Biotechnology (1.2%)
3,750	Vertex Pharmaceuticals, Inc. (1)	145,388

	Chemicals (5.1%)
4,025	Air Products & Chemicals, Inc.	309,039
2,475	Monsanto Co.	156,074
1,425	Potash Corp. of Saskatchewan, Inc.	157,462

	Total Chemicals	622,575

	Communications Equipment (6.9%)
12,950	Brocade Communications Systems, Inc. (1)	84,045
12,100	Cisco Systems, Inc. (1)	325,732
11,200	Qualcomm, Inc.	433,888

	Total Communications Equipment	843,665

	Computers & Peripherals (7.9%)
3,275	Apple, Inc. (1)	855,168
6,300	Seagate Technology (1)	115,731

	Total Computers & Peripherals	970,899

	Consumer Finance (2.0%)
5,700	Capital One Financial Corp.	247,437

	Diversified Financial Services (2.0%)
2,075	IntercontinentalExchange, Inc. (1)	242,007

	Energy Equipment & Services (6.0%)
6,050	Cameron International Corp. (1)	238,733
3,770	FMC Technologies, Inc. (1)	255,191
13,650	Weatherford International, Ltd. (1)	247,202

	Total Energy Equipment & Services	741,126

	Food & Staples Retailing (1.8%)
5,975	CVS Caremark Corp.	220,657

	Health Care Equipment & Supplies (1.1%)
3,000	Baxter International, Inc.	141,660

	Health Care Providers & Services (9.6%)
7,650	Express Scripts, Inc. (1)	765,994
7,000	Medco Health Solutions, Inc. (1)	412,440

	Total Health Care Providers & Services	1,178,434

See accompanying notes to financial statements.

TCW Large Cap Growth Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value

	Hotels, Restaurants & Leisure (1.6%)
2,200	Wynn Resorts, Ltd. (1)	$194,128

	Industrial Conglomerates (1.1%)
5,850	Textron, Inc.	133,614

	Insurance (5.1%)
7,100	Aflac, Inc.	361,816
4,250	Prudential Financial, Inc.	270,130

	Total Insurance	631,946

	Internet Software & Services (5.0%)
1,180	Google, Inc. (1)	620,019

	IT Services (6.6%)
4,250	Accenture PLC	185,470
1,775	MasterCard, Inc.	440,271
2,000	Visa, Inc.	180,460

	Total IT Services	806,201

	Life Sciences Tools & Services (1.5%)
3,400	Thermo Fisher Scientific, Inc. (1)	187,952

	Machinery (7.2%)
3,750	Cummins, Inc.	270,863
2,035	Danaher Corp.	171,510
2,285	Flowserve Corp.	261,815
3,600	Illinois Tool Works, Inc.	183,960

	Total Machinery	888,148

	Metals & Mining (1.4%)
4,300	Teck Resources, Ltd. - Class B (1)	168,646

	Multiline Retail (1.6%)
3,550	Kohl’s Corp. (1)	195,215

	Oil, Gas & Consumable Fuels (3.4%)
11,200	Denbury Resources, Inc. (1)	214,480
2,950	InterOil Corp. (1)	197,856

	Total Oil, Gas & Consumable Fuels	412,336

	Pharmaceuticals (2.9%)
4,250	Merck & Co., Inc.	148,920
3,600	Teva Pharmaceutical Industries, Ltd. (SP ADR)	211,428

	Total Pharmaceuticals	360,348

	Professional Services (1.4%)
6,250	Robert Half International, Inc.	171,125

See accompanying notes to financial statements.

TCW Large Cap Growth Fund

April 30, 2010

Number of Shares	Common Stock	Value

	Road & Rail (1.4%)
4,600	J.B. Hunt Transport Services, Inc.	$169,556

	Specialty Retail (3.2%)
6,000	Guess?, Inc.	275,220
4,515	Lowe’s Cos., Inc.	122,447

	Total Specialty Retail	397,667

	Tobacco (2.6%)
6,400	Philip Morris International, Inc.	314,112

	Wireless Telecommunication Services (5.0%)
7,800	American Tower Corp. (1)	318,318
7,080	NII Holdings, Inc. — Class B (1)	300,334

	Total Wireless Telecommunication Services	618,652

	Total Common Stock (Cost: $10,700,555) (98.1%)	12,055,491

Principal Amount	Short-Term Investments

$194,416	Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 05/03/10 (collateralized by $200,000, U.S. Treasury Bill, 0.21% due 10/07/10, valued at $199,820) (Total Amount to be Received Upon Repurchase $194,416)	194,416

	Total Short-Term Investments (Cost: $194,416) (1.6%)	194,416

	Total Investments (Cost: $10,894,971) (99.7%)	12,249,907
	Excess of Other Assets over Liabilities (0.3%)	37,348

	Net Assets (100.0%)	$12,287,255

Notes to the Schedule of Investments:

SP ADR - Sponsored	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.
(1)	Non-income producing security.

See accompanying notes to financial statements.

TCW Large Cap Growth Fund

Investments by Industry (Unaudited)	April 30, 2010

Industry	Percentage of Net Assets
Aerospace & Defense	1.8%
Beverages	1.7
Biotechnology	1.2
Chemicals	5.1
Communications Equipment	6.9
Computers & Peripherals	7.9
Consumer Finance	2.0
Diversified Financial Services	2.0
Energy Equipment & Services	6.0
Food & Staples Retailing	1.8
Health Care Equipment & Supplies	1.1
Health Care Providers & Services	9.6
Hotels, Restaurants & Leisure	1.6
IT Services	6.6
Industrial Conglomerates	1.1
Insurance	5.1
Internet Software & Services	5.0
Life Sciences Tools & Services	1.5
Machinery	7.2
Metals & Mining	1.4
Multiline Retail	1.6
Oil, Gas & Consumable Fuels	3.4
Pharmaceuticals	2.9
Professional Services	1.4
Road & Rail	1.4
Specialty Retail	3.2
Tobacco	2.6
Wireless Telecommunication Services	5.0
Short-Term Investments	1.6

Total	99.7%

See accompanying notes to financial statements.

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited)	April 30, 2010

Number of Shares	Common Stock	Value

	Aerospace & Defense (2.5% of Net Assets)
321,909	Honeywell International, Inc.	$15,281,020

	Capital Markets (4.0%)
196,700	Ameriprise Financial, Inc.	9,119,012
370,200	Morgan Stanley	11,187,444
83,100	State Street Corp.	3,614,850

	Total Capital Markets	23,921,306

	Commercial Services & Supplies (1.3%)
229,000	Waste Management, Inc.	7,941,720

	Communications Equipment (1.5%)
1,297,030	Motorola, Inc. (1)	9,170,002

	Computers & Peripherals (2.7%)
743,500	Dell, Inc. (1)	12,029,830
81,457	Hewlett-Packard Co.	4,233,320

	Total Computers & Peripherals	16,263,150

	Consumer Finance (2.0%)
257,150	American Express Co.	11,859,758

	Diversified Financial Services (3.4%)
480,218	JPMorgan Chase & Co.	20,447,682

	Diversified Telecommunication Services (4.8%)
554,000	AT&T, Inc.	14,437,240
2,747,700	Qwest Communications International, Inc.	14,370,471

	Total Diversified Telecommunication Services	28,807,711

	Electric Utilities (2.2%)
397,050	American Electric Power Co., Inc.	13,618,815

	Electronic Equipment, Instruments and Components (5.2%)
1,534,594	Flextronics International, Ltd. (1)	11,893,103
598,475	Tyco Electronics, Ltd.	19,223,017

	Total Electronic Equipment, Instruments and Components	31,116,120

	Energy Equipment & Services (3.8%)
226,100	Baker Hughes, Inc.	11,250,736
248,200	Ensco International PLC (SP ADR)	11,710,076

	Total Energy Equipment & Services	22,960,812

	Food & Staples Retailing (1.4%)
236,900	CVS Caremark Corp.	8,748,717

See accompanying notes to financial statements.

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value

	Food Products (5.2%)
452,000	Dean Foods Co. (1)	$7,096,400
559,600	Kraft Foods, Inc.	16,564,160
538,100	Sara Lee Corp.	7,651,782

	Total Food Products	31,312,342

	Health Care Equipment & Supplies (1.9%)
644,180	Hologic, Inc. (1)	11,511,497

	Health Care Providers & Services (1.7%)
1,605,050	Tenet Healthcare Corp. (1)	10,031,563

	Household Durables (2.0%)
595,263	Lennar Corp.	11,845,734

	Household Products (2.4%)
236,250	Kimberly-Clark Corp.	14,472,675

	Industrial Conglomerates (5.5%)
691,600	General Electric Co.	13,043,576
294,600	Textron, Inc.	6,728,664
353,925	Tyco International, Ltd.	13,728,751

	Total Industrial Conglomerates	33,500,991

	Insurance (4.6%)
838,800	MBIA, Inc. (1)	8,035,704
393,500	Travelers Cos., Inc. (The)	19,966,190

	Total Insurance	28,001,894

	Internet Software & Services (1.5%)
557,400	Yahoo!, Inc. (1)	9,213,822

	IT Services (3.2%)
148,100	International Business Machines Corp.	19,104,900

	Media (4.6%)
723,600	Comcast Corp.	14,283,864
401,216	Time Warner, Inc.	13,272,225

	Total Media	27,556,089

	Metals & Mining (3.1%)
712,000	Alcoa, Inc.	9,569,280
168,200	United States Steel Corp.	9,193,812

	Total Metals & Mining	18,763,092

	Oil, Gas & Consumable Fuels (7.2%)
64,800	Anadarko Petroleum Corp.	4,027,968
250,800	Chevron Corp.	20,425,152
172,900	Devon Energy Corp.	11,641,357

See accompanying notes to financial statements.

TCW Relative Value Large Cap Fund

April 30, 2010

Number of Shares	Common Stock	Value

	Oil, Gas & Consumable Fuels (Continued)
350,800	Valero Energy Corp.	$7,293,132

	Total Oil, Gas & Consumable Fuels	43,387,609

	Paper & Forest Products (2.0%)
435,100	MeadWestvaco Corp.	11,821,667

	Pharmaceuticals (6.6%)
408,800	Bristol-Myers Squibb Co.	10,338,552
886,000	Pfizer, Inc.	14,813,920
349,900	Watson Pharmaceuticals, Inc. (1)	14,982,718

	Total Pharmaceuticals	40,135,190

	Semiconductors & Semiconductor Equipment (2.3%)
599,800	Intel Corp.	13,693,434

	Software (1.8%)
298,900	CA, Inc.	6,817,909
235,400	Symantec Corp. (1)	3,947,658

	Total Software	10,765,567

	Specialty Retail (5.8%)
104,100	Best Buy Co., Inc.	4,746,960
566,420	Gap, Inc. (The)	14,007,567
461,500	Home Depot, Inc. (The)	16,267,875

	Total Specialty Retail	35,022,402

	Total Common Stock (Cost: $553,256,479) (96.2%)	580,277,281

Principal Amount	Short-Term Investments
$24,460,456	Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 05/03/10 (collateralized by $24,975,000, U.S. Treasury Bill, 0.21%, due 10/07/10, valued at $24,952,523) (Total Amount to be Received Upon Repurchase $24,460,477)	24,460,456

	Total Short-Term Investments (Cost: $24,460,456) (4.0%)	24,460,456

	Total Investments (Cost: $577,716,935) (100.2%)	604,737,737
	Liabilities in Excess of Other Assets (– 0.2%)	(1,440,159)

	Net Assets (100.0%)	$603,297,578

Notes to the Schedule of Investments:

SP ADR -	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.
(1)	Non-income producing security.

See accompanying notes to financial statements.

TCW Relative Value Large Cap Fund

Investments by Industry (Unaudited)	April 30, 2010

Industry	Percentage of Net Assets
Aerospace & Defense	2.5%
Capital Markets	4.0
Commercial Services & Supplies	1.3
Communications Equipment	1.5
Computers & Peripherals	2.7
Consumer Finance	2.0
Diversified Financial Services	3.4
Diversified Telecommunication Services	4.8
Electric Utilities	2.2
Electronic Equipment, Instruments and Components	5.2
Energy Equipment & Services	3.8
Food & Staples Retailing	1.4
Food Products	5.2
Health Care Equipment & Supplies	1.9
Health Care Providers & Services	1.7
Household Durables	2.0
Household Products	2.4
IT Services	3.2
Industrial Conglomerates	5.5
Insurance	4.6
Internet Software & Services	1.5
Media	4.6
Metals & Mining	3.1
Oil, Gas & Consumable Fuels	7.2
Paper & Forest Products	2.0
Pharmaceuticals	6.6
Semiconductors & Semiconductor Equipment	2.3
Software	1.8
Specialty Retail	5.8
Short-Term Investments	4.0

Total	100.2%

See accompanying notes to financial statements.

TCW Relative Value Small Cap Fund

Schedule of Investments (Unaudited)	April 30, 2010

Number of Shares	Common Stock	Value

	Airlines (0.3% of Net Assets)
2,950	Continental Airlines Inc. — Class B (1)	$65,933

	Auto Components (1.0%)
800	Autoliv, Inc. (1)	43,800
1,100	BorgWarner, Inc. (1)	47,674
5,500	Tenneco, Inc. (1)	141,735

	Total Auto Components	233,209

	Biotechnology (1.3%)
63,300	Arena Pharmaceuticals, Inc. (1)	205,725
19,800	Exact Sciences Corp. (1)	87,912

	Total Biotechnology	293,637

	Building Products (0.3%)
4,850	NCI Building Systems, Inc. (1)	66,833

	Capital Markets (5.3%)
25,215	Apollo Investment Corp.	306,614
12,650	Cohen & Steers, Inc.	342,436
52,400	E*TRADE Financial Corp. (1)	88,032
4,100	Lazard, Ltd.	158,506
7,200	Piper Jaffray Cos., Inc. (1)	283,392

	Total Capital Markets	1,178,980

	Chemicals (2.5%)
1,850	Albemarle Corp.	84,471
7,250	H. B. Fuller Co.	170,013
26,550	PolyOne Corp. (1)	300,280

	Total Chemicals	554,764

	Commercial Banks (1.4%)
17,100	TCF Financial Corp.	318,573

	Commercial Services & Supplies (1.8%)
10,400	Corrections Corp. of America (1)	215,488
7,950	Tetra Tech, Inc. (1)	193,582

	Total Commercial Services & Supplies	409,070

	Communications Equipment (1.4%)
30,250	Ixia (1)	310,063

	Computers & Peripherals (4.8%)
16,450	Avid Technology, Inc. (1)	240,170
47,350	Cray, Inc. (1)	320,086
115,050	Dot Hill Systems Corp. (1)	199,036
9,200	Intevac, Inc. (1)	128,064
2,000	Lexmark International, Inc. (1)	74,100

See accompanying notes to financial statements.

TCW Relative Value Small Cap Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value

	Computers & Peripherals (Continued)
11,050	Silicon Graphics International Corp. (1)	$109,285

	Total Computers & Peripherals	1,070,741

	Construction & Engineering (2.3%)
1,400	Jacobs Engineering Group, Inc. (1)	67,508
15,450	Orion Marine Group, Inc. (1)	292,932
4,200	Shaw Group, Inc. (1)	160,776

	Total Construction & Engineering	521,216

	Containers & Packaging (0.4%)
3,550	Packaging Corp. of America	87,792

	Diversified Telecommunication Services (1.3%)
87,100	Cincinnati Bell, Inc. (1)	293,527

	Electrical Equipment (1.9%)
74,050	FuelCell Energy, Inc. (1)	203,637
13,050	GrafTech International, Ltd. (1)	220,023

	Total Electrical Equipment	423,660

	Electronic Equipment, Instruments & Components (1.0%)
28,231	Flextronics International, Ltd. (1)	218,790

	Energy Equipment & Services (3.8%)
31,850	Hercules Offshore, Inc. (1)	126,126
22,850	Key Energy Services, Inc. (1)	248,151
43,200	Newpark Resources, Inc. (1)	288,576
7,450	Patterson-UTI Energy, Inc.	113,910
10,600	Pioneer Drilling Co. (1)	77,804

	Total Energy Equipment & Services	854,567

	Food & Staples Retailing (0.4%)
2,600	Pantry, Inc. (The) (1)	41,132
3,050	SUPERVALU, Inc.	45,445

	Total Food & Staples Retailing	86,577

	Food Products (0.4%)
4,850	Hain Celestial Group, Inc. (The) (1)	95,933

	Health Care Equipment & Supplies (2.9%)
1,250	HeartWare International, Inc. (1)	70,300
11,100	Invacare Corp.	293,373
19,650	Synovis Life Technologies, Inc. (1)	290,820

	Total Health Care Equipment & Supplies	654,493

	Health Care Providers & Services (4.7%)
8,000	America Service Group, Inc.	135,680

See accompanying notes to financial statements.

TCW Relative Value Small Cap Fund

April 30, 2010

Number of Shares	Common Stock	Value

	Health Care Providers & Services (Continued)
5,300	Catalyst Health Solutions, Inc. (1)	$224,243
17,550	Kindred Healthcare, Inc. (1)	313,092
10,840	PharMerica Corp. (1)	209,212
10,000	Triple-S Management Corp. — Class B (1)	182,000

	Total Health Care Providers & Services	1,064,227

	Health Care Technology (0.8%)
9,050	Eclipsys Corp. (1)	187,154

	Hotels, Restaurants & Leisure (1.3%)
10,950	California Pizza Kitchen, Inc. (1)	224,475
16,200	Luby’s, Inc. (1)	66,096

	Total Hotels, Restaurants & Leisure	290,571

	Household Durables (2.1%)
1,800	Harman International Industries, Inc. (1)	71,064
7,600	KB Home	140,828
3,950	Lennar Corp.	78,605
4,655	Pulte Homes, Inc. (1)	60,934
5,050	Toll Brothers, Inc. (1)	113,978

	Total Household Durables	465,409

	Independent Power Producers & Energy Traders (0.4%)
60,650	Dynegy, Inc. (1)	80,665

	Insurance (6.0%)
7,000	American Financial Group, Inc.	206,010
5,000	Assured Guaranty, Ltd.	107,750
15,862	Donegal Group, Inc.	228,889
18,797	Hilltop Holdings, Inc. (1)	220,489
32,200	MBIA, Inc. (1)	308,476
8,550	Old Republic International Corp.	128,335
2,700	Reinsurance Group of America, Inc.	139,401

	Total Insurance	1,339,350

	Internet Software & Services (0.2%)
1,350	Akamai Technologies, Inc. (1)	52,421

	IT Services (0.8%)
6,485	Unisys Corp. (1)	181,710

	Leisure Equipment & Products (1.7%)
19,220	Callaway Golf Co.	180,476
7,700	Pool Corp.	188,881

	Total Leisure Equipment & Products	369,357

See accompanying notes to financial statements.

TCW Relative Value Small Cap Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value

	Life Sciences Tools & Services (1.2%)
34,700	Albany Molecular Research, Inc. (1)	$277,600

	Machinery (7.2%)
6,750	AGCO Corp. (1)	236,385
29,500	Federal Signal Corp.	237,770
3,100	Gardner Denver, Inc. (1)	155,899
3,900	Harsco Corp.	120,744
14,950	Terex Corp. (1)	396,474
9,950	Wabtec Corp.	473,421

	Total Machinery	1,620,693

	Marine (2.5%)
52,650	Eagle Bulk Shipping, Inc. (1)	304,843
6,200	Kirby Corp. (1)	260,896

	Total Marine	565,739

	Media (1.4%)
24,200	Lions Gate Entertainment Corp. (1)	167,464
14,050	Mediacom Communications Corp. (1)	93,011
6,100	Sinclair Broadcast Group, Inc. (1)	42,029

	Total Media	302,504

	Metals & Mining (1.5%)
3,100	Allegheny Technologies, Inc.	165,757
8,550	Commercial Metals Co.	127,224
950	United States Steel Corp.	51,927

	Total Metals & Mining	344,908

	Multi-Utilities (2.5%)
14,350	Avista Corp.	310,390
8,050	NorthWestern Corp.	243,271

	Total Multi-Utilities	553,661

	Oil, Gas & Consumable Fuels (2.5%)
1,650	Arch Coal, Inc.	44,550
7,385	EXCO Resources, Inc. (1)	136,992
20,350	SandRidge Energy, Inc. (1)	152,828
10,250	Tesoro Corp.	134,788
1,100	Whiting Petroleum Corp. (1)	99,363

	Total Oil, Gas & Consumable Fuels	568,521

	Paper & Forest Products (1.6%)
16,200	Buckeye Technologies, Inc. (1)	228,744
8,350	Glatfelter Co.	122,662

	Total Paper & Forest Products	351,406

See accompanying notes to financial statements.

TCW Relative Value Small Cap Fund

April 30, 2010

Number of Shares	Common Stock	Value

	Pharmaceuticals (0.8%)
8,400	Mylan, Inc. (1)	$185,052

	Professional Services (1.0%)
31,300	On Assignment, Inc. (1)	220,039

	Real Estate Investment Trusts (REITs) (3.0%)
4,050	Hatteras Financial Corp.	108,013
22,550	Medical Properties Trust, Inc.	226,627
13,350	MFA Financial, Inc.	94,919
15,000	Redwood Trust, Inc.	250,200

	Total Real Estate Investment Trusts (REITs)	679,759

	Real Estate Management & Development (1.5%)
8,300	FirstService Corp. (1)	198,121
1,600	Jones Lang Lasalle, Inc.	126,208

	Total Real Estate Management & Development	324,329

	Road & Rail (4.7%)
11,550	Con-way, Inc.	448,602
16,700	Saia, Inc. (1)	276,719
18,100	USA Truck, Inc. (1)	333,402

	Total Road & Rail	1,058,723

	Semiconductors & Semiconductor Equipment (9.6%)
34,224	Brooks Automation, Inc. (1)	332,657
29,600	Fairchild Semiconductor International, Inc. (1)	332,112
10,500	International Rectifier Corp. (1)	241,710
83,500	Lattice Semiconductor Corp. (1)	440,045
9,950	LSI Corp. (1)	59,899
94,450	Mattson Technology, Inc. (1)	425,025
12,000	Novellus Systems, Inc. (1)	314,400

	Total Semiconductors & Semiconductor Equipment	2,145,848

	Software (3.0%)
27,850	Cadence Design Systems, Inc. (1)	207,761
2,900	Electronic Arts, Inc. (1)	56,173
47,400	Novell, Inc. (1)	265,914
13,726	Take-Two Interactive Software, Inc. (1)	149,202

	Total Software	679,050

	Specialty Retail (1.3%)
8,150	AnnTaylor Stores Corp. (1)	176,855
4,600	GameStop Corp. (1)	111,826

	Total Specialty Retail	288,681

See accompanying notes to financial statements.

TCW Relative Value Small Cap Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value

	Textiles, Apparel & Luxury Goods (1.3%)
32,400	Liz Claiborne, Inc. (1)	$283,176

	Thrifts & Mortgage Finance (1.0%)
31,850	Bank Mutual Corp.	226,772

	Total Common Stock (Cost: $20,969,816) (100.1%)	22,445,683

	Warrants
	Communications Equipment (0.0%)
485	Lantronix, Inc., Strike Price $4.68, Expires 02/09/11	—

	Total Warrants (Cost: $0) (0.0%)	—

Principal Amount	Short-Term Investments
$42,346	Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 05/03/10 (collateralized by $45,000, U.S. Treasury Bill, 0.21%, due 10/07/10, valued at $44,960) (Total Amount to be Received Upon Repurchase $42,346)	42,346

	Total Short-Term Investments (Cost: $42,346) (0.2%)	42,346

	Total Investments (Cost: $21,012,162) (100.3%)	22,488,029
	Liabilities in Excess of Other Assets (– 0.3%)	(62,064)

	Net Assets (100.0%)	$22,425,965

Notes to the Schedule of Investments:

(1)	Non-income producing security.

See accompanying notes to financial statements.

TCW Relative Value Small Cap Fund

Investments by Industry (Unaudited)	April 30, 2010

Industry	Percentage of Net Assets
Airlines	0.3%
Auto Components	1.0
Biotechnology	1.3
Building Products	0.3
Capital Markets	5.3
Chemicals	2.5
Commercial Banks	1.4
Commercial Services & Supplies	1.8
Communications Equipment	1.4
Computers & Peripherals	4.8
Construction & Engineering	2.3
Containers & Packaging	0.4
Diversified Telecommunication Services	1.3
Electrical Equipment	1.9
Electronic Equipment, Instruments and Components	1.0
Energy Equipment & Services	3.8
Food & Staples Retailing	0.4
Food Products	0.4
Health Care Equipment & Supplies	2.9
Health Care Providers & Services	4.7
Health Care Technology	0.8
Hotels, Restaurants & Leisure	1.3
Household Durables	2.1
IT Services	0.8
Independent Power Producers & Energy Traders	0.4
Insurance	6.0
Internet Software & Services	0.2
Leisure Equipment & Products	1.7
Life Sciences Tools & Services	1.2
Machinery	7.2
Marine	2.5
Media	1.4
Metals & Mining	1.5
Multi-Utilities	2.5
Oil, Gas & Consumable Fuels	2.5
Paper & Forest Products	1.6
Pharmaceuticals	0.8
Professional Services	1.0
Real Estate Investment Trusts (REITs)	3.0
Real Estate Management & Development	1.5
Road & Rail	4.7
Semiconductors & Semiconductor Equipment	9.6
Software	3.0
Specialty Retail	1.3
Textiles, Apparel & Luxury Goods	1.3
Thrifts & Mortgage Finance	1.0
Short-Term Investments	0.2

Total	100.3%

See accompanying notes to financial statements.

TCW Select Equities Fund

Schedule of Investments (Unaudited)

Number of Shares	Common Stock	Value

	Air Freight & Logistics (6.7% of Net Assets)
397,524	C.H. Robinson Worldwide, Inc.	$23,970,697
300,711	Expeditors International of Washington, Inc.	12,250,966

	Total Air Freight & Logistics	36,221,663

	Biotechnology (2.5%)
339,985	Gilead Sciences, Inc. (1)	13,487,205

	Capital Markets (2.1%)
590,100	Charles Schwab Corp. (The)	11,383,029

	Chemicals (5.3%)
235,315	Monsanto Co.	14,838,964
166,500	Praxair, Inc.	13,947,705

	Total Chemicals	28,786,669

	Communications Equipment (6.1%)
631,608	Qualcomm, Inc.	24,468,494
122,467	Research In Motion, Ltd. (1)	8,718,426

	Total Communications Equipment	33,186,920

	Computers & Peripherals (6.5%)
135,430	Apple, Inc. (1)	35,363,481

	Construction & Engineering (1.5%)
400,600	Quanta Services, Inc. (1)	8,064,078

	Diversified Financial Services (1.8%)
81,006	IntercontinentalExchange, Inc. (1)	9,447,730

	Electrical Equipment (3.2%)
287,372	Rockwell Automation, Inc.	17,449,228

	Energy Equipment & Services (8.6%)
183,169	FMC Technologies, Inc. (1)	12,398,710
301,265	Oceaneering International, Inc. (1)	19,732,857
198,016	Schlumberger, Ltd.	14,142,303

	Total Energy Equipment & Services	46,273,870

	Food & Staples Retailing (4.5%)
212,424	Costco Wholesale Corp.	12,550,010
321,500	CVS Caremark Corp.	11,872,995

	Total Food & Staples Retailing	24,423,005

	Health Care Equipment & Supplies (7.0%)
39,015	Intuitive Surgical, Inc. (1)	14,067,249
417,927	Varian Medical Systems, Inc. (1)	23,562,724

	Total Health Care Equipment & Supplies	37,629,973

See accompanying notes to financial statements.

TCW Select Equities Fund

April 30, 2010

Number of Shares	Common Stock	Value

	Health Care Technology (3.0%)
192,163	Cerner Corp. (1)	$16,316,560

	Hotels, Restaurants & Leisure (1.6%)
208,357	Yum! Brands, Inc.	8,838,504

	Household Products (2.9%)
249,155	Procter & Gamble Co. (The)	15,487,475

	Insurance (2.0%)
205,500	ACE, Ltd.	10,930,545

	Internet & Catalog Retail (3.5%)
139,710	Amazon.com, Inc. (1)	19,148,652

	Internet Software & Services (4.8%)
49,679	Google, Inc. (1)	26,103,334

	IT Services (8.2%)
396,746	Cognizant Technology Solutions Corp. (1)	20,305,460
264,106	Visa, Inc.	23,830,285

	Total IT Services	44,135,745

	Life Sciences Tools & Services (3.3%)
327,900	Life Technologies Corp. (1)	17,939,409

	Machinery (3.1%)
147,830	Flowserve Corp.	16,938,361

	Oil, Gas & Consumable Fuels (3.2%)
195,200	Occidental Petroleum Corp.	17,306,432

	Pharmaceuticals (4.0%)
214,700	Allergan, Inc.	13,674,243
137,600	Teva Pharmaceutical Industries, Ltd. (SP ADR)	8,081,248

	Total Pharmaceuticals	21,755,491

	Software (2.4%)
153,837	Salesforce.com, Inc. (1)	13,168,447

	Wireless Telecommunication Services (1.5%)
203,732	American Tower Corp. (1)	8,314,303

	Total Common Stock (Cost: $415,213,116) (99.3%)	538,100,109

See accompanying notes to financial statements.

TCW Select Equities Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Short-Term Investments

$4,553,951	Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 05/03/10 (collateralized by $4,650,000, U.S. Treasury Bill, 0.21%, due 10/07/10, valued at $4,645,815) (Total Amount to be Received Upon Repurchase $4,553,955)	$4,553,951

	Total Short-Term Investments (Cost: $4,553,951) (0.8%)	4,553,951

	Total Investments (Cost: $419,767,067) (100.1%)	542,654,060
	Liabilities in Excess of Other Assets (– 0.1%)	(601,822)

	Net Assets (100.0%)	$542,052,238

Notes to the Schedule of Investments:

SP ADR - Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)	Non-income producing security.

See accompanying notes to financial statements.

TCW Select Equities Fund

Investments by Industry (Unaudited)	April 30, 2010

Industry	Percentage of Net Assets
Air Freight & Logistics	6.7%
Biotechnology	2.5
Capital Markets	2.1
Chemicals	5.3
Communications Equipment	6.1
Computers & Peripherals	6.5
Construction & Engineering	1.5
Diversified Financial Services	1.8
Electrical Equipment	3.2
Energy Equipment & Services	8.6
Food & Staples Retailing	4.5
Health Care Equipment & Supplies	7.0
Health Care Technology	3.0
Hotels, Restaurants & Leisure	1.6
Household Products	2.9
IT Services	8.2
Insurance	2.0
Internet & Catalog Retail	3.5
Internet Software & Services	4.8
Life Sciences Tools & Services	3.3
Machinery	3.1
Oil, Gas & Consumable Fuels	3.2
Pharmaceuticals	4.0
Software	2.4
Wireless Telecommunication Services	1.5
Short-Term Investments	0.8

Total	100.1%

See accompanying notes to financial statements.

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited)

Number of Shares	Common Stock	Value

	Auto Components (0.2% of Net Assets)
108,562	Wonder Auto Technology, Inc. (1)	$1,256,062

	Biotechnology (5.9%)
106,100	Acorda Therapeutics, Inc. (1)	4,111,375
112,600	Affymax, Inc. (1)	2,684,384
551,100	Arena Pharmaceuticals, Inc. (1)	1,791,075
938,300	Chelsea Therapeutics International, Ltd. (1)	3,762,583
232,400	Enzon Pharmaceuticals, Inc. (1)	2,458,792
238,200	Human Genome Sciences, Inc. (1)	6,595,758
111,800	InterMune, Inc. (1)	4,758,208
192,900	Ironwood Pharmaceuticals, Inc. (1)	2,492,268
158,602	OncoGenex Pharmaceutical, Inc. (1)	3,489,244

	Total Biotechnology	32,143,687

	Capital Markets (1.5%)
226,505	Evercore Partners, Inc.	8,117,939

	Commercial Banks (1.8%)
927,799	Wilshire Bancorp, Inc.	10,075,897

	Commercial Services & Supplies (3.6%)
214,031	Clean Harbors, Inc. (1)	13,575,986
397,700	KAR Auction Services, Inc. (1)	6,188,212

	Total Commercial Services & Supplies	19,764,198

	Communications Equipment (1.9%)
207,800	Aruba Networks, Inc. (1)	2,609,968
866,134	Infinera Corp. (1)	7,925,126

	Total Communications Equipment	10,535,094

	Computers & Peripherals (2.8%)
839,534	3PAR, Inc. (1)	7,832,852
312,460	Stratasys, Inc. (1)	7,449,047

	Total Computers & Peripherals	15,281,899

	Construction & Engineering (2.9%)
334,543	Insituform Technologies, Inc. (1)	8,018,996
448,828	MYR Group, Inc. (1)	8,047,486

	Total Construction & Engineering	16,066,482

	Distributors (1.5%)
399,700	LKQ Corp. (1)	8,417,682

	Diversified Financial Services (1.5%)
239,009	MSCI, Inc. (1)	8,281,662

See accompanying notes to financial statements.

TCW Small Cap Growth Fund

April 30, 2010

Number of Shares	Common Stock	Value

	Diversified Telecommunication Services (0.3%)
177,078	Premiere Global Services, Inc. (1)	$1,659,221

	Electronic Equipment, Instruments and Components (1.1%)
20,350	Hollysys Automation Technologies, Ltd. (1)	214,043
73,700	Itron, Inc. (1)	5,867,257

	Total Electronic Equipment, Instruments and Components	6,081,300

	Energy Equipment & Services (4.1%)
56,500	Core Laboratories N.V.	8,468,785
125,463	Oceaneering International, Inc. (1)	8,217,827
389,300	Superior Well Services, Inc. (1)	5,644,850

	Total Energy Equipment & Services	22,331,462

	Food Products (1.0%)
799,400	Smart Balance, Inc. (1)	5,316,010

	Health Care Equipment & Supplies (10.4%)
196,700	Delcath Systems, Inc. (1)	3,013,444
790,686	Dexcom, Inc. (1)	8,658,012
242,612	DynaVox, Inc. (1)	3,445,090
1,177,801	Hansen Medical, Inc. (1)	2,991,615
95,443	HeartWare International, Inc. (1)	5,367,714
390,524	MAKO Surgical Corp. (1)	5,479,052
333,700	Masimo Corp.	7,811,917
226,800	Meridian Bioscience, Inc.	4,533,732
189,611	Thoratec Corp. (1)	8,454,754
304,000	Volcano Corp. (1)	7,302,080

	Total Health Care Equipment & Supplies	57,057,410

	Health Care Providers & Services (1.4%)
180,200	Catalyst Health Solutions, Inc. (1)	7,624,262

	Hotels, Restaurants & Leisure (3.0%)
497,261	7 Days Group Holdings, Ltd. (ADR) (1)	5,221,241
543,126	California Pizza Kitchen, Inc. (1)	11,134,083

	Total Hotels, Restaurants & Leisure	16,355,324

	Household Products (0.9%)
473,200	Cellu Tissue Holdings, Inc. (1)	4,930,744

	Insurance (2.9%)
404,522	First Mercury Financial Corp.	5,303,283
451,597	Tower Group, Inc.	10,413,827

	Total Insurance	15,717,110

	Internet & Catalog Retail (1.4%)
351,200	PetMed Express, Inc. (1)	7,775,568

See accompanying notes to financial statements.

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value

	Internet Software & Services (4.7%)
264,147	Archipelago Learning, Inc. (1)	$3,830,132
282,400	Digital River, Inc. (1)	7,890,256
94,312	Mercadolibre, Inc. (1)	4,755,211
540,622	Vocus, Inc. (1)	9,217,605

	Total Internet Software & Services	25,693,204

	IT Services (0.7%)
248,709	Euronet Worldwide, Inc. (1)	3,961,934

	Life Sciences Tools & Services (0.5%)
146,957	WuXi PharmaTech (Cayman), Inc. (ADR) (1)	2,821,574

	Machinery (4.8%)
338,132	Chart Industries, Inc. (1)	7,773,655
256,300	Duoyuan Global Water, Inc. (ADR) (1)	6,838,084
359,200	Kennametal, Inc.	11,803,312

	Total Machinery	26,415,051

	Media (1.5%)
1,203,100	Lions Gate Entertainment Corp. (1)	8,325,452

	Oil, Gas & Consumable Fuels (5.8%)
551,970	ATP Oil & Gas Corp. (1)	10,078,972
175,500	Berry Petroleum Co.	5,680,935
167,345	Comstock Resources, Inc. (1)	5,365,081
134,643	Contango Oil & Gas Co. (1)	7,391,901
263,829	Houston American Energy Corp.	3,456,160

	Total Oil, Gas & Consumable Fuels	31,973,049

	Pharmaceuticals (6.4%)
427,860	BioMimetic Therapeutics, Inc. (1)	5,703,374
383,211	Cardiome Pharma Corp. (1)	3,203,644
434,900	Cypress Bioscience, Inc. (1)	2,191,896
456,865	Inspire Pharmaceuticals, Inc. (1)	3,129,525
237,629	MAP Pharmaceuticals, Inc. (1)	4,267,817
505,900	Mylan, Inc. (1)	11,144,977
140,773	Salix Pharmaceuticals, Ltd. (1)	5,659,075

	Total Pharmaceuticals	35,300,308

	Professional Services (1.5%)
459,460	Resources Connection, Inc. (1)	8,058,928

	Real Estate Management & Development (0.9%)
588,540	China Real Estate Information Corp. (ADR) (1)	4,861,340

	Road & Rail (1.1%)
141,180	Kansas City Southern (1)	5,724,849

See accompanying notes to financial statements.

TCW Small Cap Growth Fund

April 30, 2010

Number of Shares	Common Stock	Value

	Semiconductors & Semiconductor Equipment (3.1%)
420,416	Cavium Networks, Inc. (1)	$11,607,686
314,600	MaxLinear, Inc. (1)	5,316,740

	Total Semiconductors & Semiconductor Equipment	16,924,426

	Software (9.4%)
167,700	ANSYS, Inc. (1)	7,546,500
119,600	Concur Technologies, Inc. (1)	5,012,436
288,831	DemandTec, Inc. (1)	1,952,498
195,329	Longtop Financial Technologies, Ltd. (SP ADR) (1)	6,721,271
512,133	PROS Holdings, Inc. (1)	4,660,410
950,100	Take-Two Interactive Software, Inc. (1)	10,327,587
223,611	Ultimate Software Group, Inc. (The) (1)	7,479,788
337,101	VanceInfo Technologies, Inc. (ADR) (1)	8,039,859

	Total Software	51,740,349

	Specialty Retail (1.4%)
249,262	Rue21, Inc. (1)	7,876,679

	Textiles, Apparel & Luxury Goods (0.6%)
126,100	Volcom, Inc. (1)	3,006,224

	Thrifts & Mortgage Finance (2.0%)
671,700	Astoria Financial Corp.	10,841,238

	Trading Companies & Distributors (2.1%)
280,800	WESCO International, Inc. (1)	11,406,096

	Total Common Stock (Cost: $481,136,022) (96.6%)	529,719,714

Principal Amount	Short-Term Investments

$18,088,680	Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 05/03/10 (collateralized by $18,470,000, U.S. Treasury Bill, 0.21% due 10/07/10, valued at $18,453,377) (Total Amount to be Received Upon Repurchase $18,088,695)	18,088,680

	Total Short-Term Investments (Cost: $18,088,680) (3.3%)	18,088,680

	Total Investments (Cost: $499,224,702) (99.9%)	547,808,394
	Excess of Other Assets over Liabilities (0.1%)	365,411

	Net Assets (100.0%)	$548,173,805

Notes to the Schedule of Investments:

ADR - American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

SP ADR - Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)	Non-income producing security.

See accompanying notes to financial statements.

TCW Small Cap Growth Fund

Investments by Industry (Unaudited)	April 30, 2010

Industry	Percentage of Net Assets
Auto Components	0.2%
Biotechnology	5.9
Capital Markets	1.5
Commercial Banks	1.8
Commercial Services & Supplies	3.6
Communications Equipment	1.9
Computers & Peripherals	2.8
Construction & Engineering	2.9
Distributors	1.5
Diversified Financial Services	1.5
Diversified Telecommunication Services	0.3
Electronic Equipment, Instruments and Components	1.1
Energy Equipment & Services	4.1
Food Products	1.0
Health Care Equipment & Supplies	10.4
Health Care Providers & Services	1.4
Hotels, Restaurants & Leisure	3.0
Household Products	0.9
IT Services	0.7
Insurance	2.9
Internet & Catalog Retail	1.4
Internet Software & Services	4.7
Life Sciences Tools & Services	0.5
Machinery	4.8
Media	1.5
Oil, Gas & Consumable Fuels	5.8
Pharmaceuticals	6.4
Professional Services	1.5
Real Estate Management & Development	0.9
Road & Rail	1.1
Semiconductors & Semiconductor Equipment	3.1
Software	9.4
Specialty Retail	1.4
Textiles, Apparel & Luxury Goods	0.6
Thrifts & Mortgage Finance	2.0
Trading Companies & Distributors	2.1
Short-Term Investments	3.3

Total	99.9%

See accompanying notes to financial statements.

TCW Value Opportunities Fund

Schedule of Investments (Unaudited)	April 30, 2010

Number of Shares	Common Stock	Value

	Aerospace & Defense (4.2% of Net Assets)
423,455	Hexcel Corp. (1)	$6,859,971
92,900	Rockwell Collins, Inc.	6,038,500

	Total Aerospace & Defense	12,898,471

	Beverages (1.5%)
101,400	Molson Coors Brewing Co. — Class B	4,498,104

	Capital Markets (6.2%)
116,410	Federated Investors, Inc. — Class B	2,807,809
268,435	Invesco, Ltd.	6,171,321
372,133	Knight Capital Group, Inc. (1)	5,786,668
77,600	Northern Trust Corp.	4,266,448

	Total Capital Markets	19,032,246

	Chemicals (3.8%)
119,830	Cytec Industries, Inc.	5,759,030
117,340	International Flavors & Fragrances, Inc.	5,877,560

	Total Chemicals	11,636,590

	Commercial Banks (9.2%)
58,900	Comerica, Inc.	2,473,800
215,874	First Horizon National Corp. (1)	3,054,617
145,220	Fulton Financial Corp.	1,524,810
683,570	KeyCorp	6,165,801
1,554,400	Synovus Financial Corp.	4,678,744
339,500	TCF Financial Corp.	6,324,885
216,400	Wilmington Trust Corp.	3,750,212

	Total Commercial Banks	27,972,869

	Communications Equipment (1.8%)
295,000	Ciena Corp. (1)	5,454,550

	Computers & Peripherals (1.3%)
204,200	QLogic Corp. (1)	3,955,354

	Construction & Engineering (1.3%)
82,195	Jacobs Engineering Group, Inc. (1)	3,963,443

	Containers & Packaging (1.7%)
205,000	Pactiv Corp. (1)	5,209,050

	Electric Utilities (1.4%)
180,040	Hawaiian Electric Industries, Inc.	4,203,934

	Electronic Equipment, Instruments and Components (3.2%)
145,700	Agilent Technologies, Inc. (1)	5,283,082
142,700	Avnet, Inc. (1)	4,562,119

	Total Electronic Equipment, Instruments and Components	9,845,201

See accompanying notes to financial statements.

TCW Value Opportunities Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value

	Energy Equipment & Services (3.3%)
122,100	Cameron International Corp. (1)	$4,818,066
293,300	Weatherford International, Ltd. (1)	5,311,663

	Total Energy Equipment & Services	10,129,729

	Food Products (3.1%)
107,700	H.J. Heinz Co.	5,047,899
70,900	J.M. Smucker Co. (The)	4,329,863

	Total Food Products	9,377,762

	Health Care Equipment & Supplies (0.9%)
43,700	Beckman Coulter, Inc.	2,726,880

	Hotels, Restaurants & Leisure (4.3%)
248,200	Burger King Holdings, Inc.	5,237,020
43,678	International Speedway Corp.	1,334,800
175,735	Marriott International, Inc.	6,460,018

	Total Hotels, Restaurants & Leisure	13,031,838

	Household Durables (3.2%)
84,100	Fortune Brands, Inc.	4,408,522
137,880	Lennar Corp.	2,743,812
111,500	Toll Brothers, Inc. (1)	2,516,555

	Total Household Durables	9,668,889

	Insurance (6.5%)
68,260	Arch Capital Group, Ltd. (1)	5,159,091
135,370	Assurant, Inc.	4,931,529
46,500	PartnerRe, Ltd.	3,607,470
26,900	Primerica, Inc. (1)	638,068
163,987	Willis Group Holdings PLC	5,649,352

	Total Insurance	19,985,510

	Life Sciences Tools & Services (3.4%)
94,100	Covance, Inc. (1)	5,376,874
92,360	Thermo Fisher Scientific, Inc. (1)	5,105,661

	Total Life Sciences Tools & Services	10,482,535

	Machinery (10.2%)
119,550	Dover Corp.	6,242,901
89,797	Joy Global, Inc.	5,101,368
134,100	Kennametal, Inc.	4,406,526
71,685	Snap-on, Inc.	3,453,783
82,510	SPX Corp.	5,765,799
188,428	WABCO Holdings, Inc. (1)	6,253,925

	Total Machinery	31,224,302

See accompanying notes to financial statements.

TCW Value Opportunities Fund

April 30, 2010

Number of Shares	Common Stock	Value

	Metals & Mining (1.3%)
256,900	Commercial Metals Co.	$3,822,672

	Multi-Utilities (4.8%)
108,340	Consolidated Edison, Inc.	4,896,968
102,400	PG&E Corp.	4,485,120
102,345	Wisconsin Energy Corp.	5,374,136

	Total Multi-Utilities	14,756,224

	Multiline Retail (1.7%)
224,580	Macy’s, Inc.	5,210,256

	Oil, Gas & Consumable Fuels (5.0%)
76,700	Consol Energy, Inc.	3,426,956
135,300	Denbury Resources, Inc. (1)	2,590,995
72,580	Murphy Oil Corp.	4,365,687
226,400	Petrohawk Energy Corp. (1)	4,887,976

	Total Oil, Gas & Consumable Fuels	15,271,614

	Semiconductors & Semiconductor Equipment (7.3%)
243,400	Avago Technologies, Ltd. (1)	4,994,568
148,100	Broadcom Corp.	5,107,969
243,345	Maxim Integrated Products, Inc.	4,725,760
355,600	ON Semiconductor Corp. (1)	2,823,464
382,213	Verigy, Ltd. (1)	4,563,623

	Total Semiconductors & Semiconductor Equipment	22,215,384

	Specialty Retail (4.8%)
126,700	Abercrombie & Fitch Co.	5,540,591
236,600	American Eagle Outfitters, Inc.	3,977,246
332,500	Foot Locker, Inc.	5,103,875

	Total Specialty Retail	14,621,712

	Thrifts & Mortgage Finance (3.3%)
227,291	Hudson City Bancorp, Inc.	3,022,970
242,121	New York Community Bancorp, Inc.	3,987,733
196,448	People’s United Financial, Inc.	3,050,838

	Total Thrifts & Mortgage Finance	10,061,541

	Total Common Stock (Cost: $259,322,153) (98.7%)	301,256,660

See accompanying notes to financial statements.

TCW Value Opportunities Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Short-Term Investments	Value

$6,783,026	Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 05/03/10 (collateralized by $6,925,000, U.S. Treasury Bill, 0.21%, due 10/07/10, valued at $6,918,768) (Total Amount to be Received Upon Repurchase $6,783,031)	$6,783,026

	Total Short-Term Investments (Cost: $6,783,026) (2.2%)	6,783,026

	Total Investments (Cost: $266,105,179) (100.9%)	308,039,686
	Liabilities in Excess of Other Assets (– 0.9%)	(2,679,780)

	Net Assets (100.0%)	$305,359,906

Notes to the Schedule of Investments:

(1)	Non-income producing security.

See accompanying notes to financial statements.

TCW Value Opportunities Fund

Investments by Industry (Unaudited)	April 30, 2010

Industry	Percentage of Net Assets
Aerospace & Defense	4.2%
Beverages	1.5
Capital Markets	6.2
Chemicals	3.8
Commercial Banks	9.2
Communications Equipment	1.8
Computers & Peripherals	1.3
Construction & Engineering	1.3
Containers & Packaging	1.7
Electric Utilities	1.4
Electronic Equipment, Instruments and Components	3.2
Energy Equipment & Services	3.3
Food Products	3.1
Health Care Equipment & Supplies	0.9
Hotels, Restaurants & Leisure	4.3
Household Durables	3.2
Insurance	6.5
Life Sciences Tools & Services	3.4
Machinery	10.2
Metals & Mining	1.3
Multi-Utilities	4.8
Multiline Retail	1.7
Oil, Gas & Consumable Fuels	5.0
Semiconductors & Semiconductor Equipment	7.3
Specialty Retail	4.8
Thrifts & Mortgage Finance	3.3
Short-Term Investments	2.2

Total	100.9%

See accompanying notes to financial statements.

TCW Conservative Allocation Fund

Schedule of Investments (Unaudited)

Number of Shares	Investment Companies	Value

	Diversified Fixed Income Funds (47.2% of Net Assets)
212,261	TCW Core Fixed Income Fund — I Class (1)	$2,254,217

	Diversified Money Market Funds (4.6%)
221,522	TCW Money Market Fund — I Class, 2.28% (1)	221,522

	Diversified U.S. Equity Funds (10.7%)
40,317	TCW Relative Value Large Cap Fund — I Class (1)	511,221

	Non-Diversified U.S. Equity Funds (35.4%)
24,753	TCW Large Cap Growth Fund — I Class (1)(2)	483,922
69,714	TCW Select Equities Fund — I Class (1)(2)	1,081,968
7,252	TCW Value Opportunities Fund — I Class (1)(2)	124,879

	Total Non-Diversified U.S. Equity Funds	1,690,769

	Total Investment Companies (Cost: $4,262,969) (97.9%)	4,677,729

	Total Investments (Cost: $4,262,969) (97.9%)	4,677,729
	Excess of Other Assets over Liabilities (2.1%)	99,143

	Net Assets (100.0%)	$4,776,872

Notes to the Schedule of Investments:

(1)	Affiliated issuer.
(2)	Non-income producing security.

See accompanying notes to financial statements.

TCW Conservative Allocation Fund

April 30, 2010

Industry	Percentage of Net Assets
Diversified Fixed Income Funds	47.2%
Diversified Money Market Funds	4.6
Diversified U.S. Equity Funds	10.7
Non-Diversified U.S. Equity Funds	35.4

Total	97.9%

See accompanying notes to financial statements.

TCW Moderate Allocation Fund

Schedule of Investments (Unaudited)

Number of Shares	Investment Companies	Value

	Diversified Fixed Income Funds (34.4% of Net Assets)
404,127	TCW Core Fixed Income Fund — I Class (1)	$4,291,834
236,623	TCW High Yield Bond Fund — I Class (1)	1,493,093

	Total Diversified Fixed Income Funds	5,784,927

	Diversified U.S. Equity Funds (13.6%)
180,217	TCW Relative Value Large Cap Fund — I Class (1)	2,285,148

	Exchange-Traded Funds (11.0%)
28,400	iShares S&P Global Infrastructure Index Fund	958,500
29,360	PowerShares Water Resources Portfolio	530,241
16,610	ProShares UltraShort Euro (2)	354,790

	Total Exchange-Traded Funds	1,843,531

	Non-Diversified U.S. Equity Funds (40.9%)
95,062	TCW Growth Equities Fund — I Class (1)(2)	1,307,107
47,075	TCW Large Cap Growth Fund — I Class (1)(2)	920,317
218,058	TCW Select Equities Fund — I Class (1)(2)	3,384,267
72,606	TCW Value Opportunities Fund — I Class (1)	1,250,267

	Total Non-Diversified U.S. Equity Funds	6,861,958

	Total Investment Companies (Cost: $15,912,964) (99.9%)	16,775,564

	Total Investments (Cost: $15,912,964) (99.9%)	16,775,564
	Excess of Other Assets over Liabilities (0.1%)	13,169

	Net Assets (100.0%)	$16,788,733

Notes to the Schedule of Investments:

(1)	Affiliated issuer.
(2)	Non-income producing security.

See accompanying notes to financial statements.

TCW Moderate Allocation Fund

Investments by Industry (Unaudited)	April 30, 2010

Industry	Percentage of Net Assets
Diversified Fixed Income Funds	34.4%
Diversified U.S. Equity Funds	13.6
Exchange-Traded Funds	11.0
Non-Diversified U.S. Equity Funds	40.9

Total	99.9%

See accompanying notes to financial statements.

TCW Aggressive Allocation Fund

Schedule of Investments (Unaudited)

Number of Shares	Investment Companies	Value

	Diversified U.S. Equity Funds (11.6% of Net Assets)
23,306	TCW Relative Value Large Cap Fund — I Class (1)	$295,526

	Diversified U.S. Fixed Income Funds (9.9%)
23,654	TCW Core Fixed Income Fund — I Class (1)	251,210

	Exchange-Traded Funds (36.8%)
7,390	iShares MSCI EAFE Index Fund	402,238
5,420	iShares S&P Global Infrastructure Index Fund	182,925
3,710	PowerShares DB Commodity Index Tracking Fund (2)	90,673
3,240	PowerShares Water Resources Portfolio	58,514
8,210	PowerShares WilderHill Clean Energy Portfolio (2)	83,003
5,520	ProShares UltraShort Euro (2)	117,907

	Total Exchange-Traded Funds	935,260

	Non-Diversified International Fixed Income Funds (9.1%)
27,565	TCW Emerging Markets Income Fund — I Class (1)	229,893

	Non-Diversified U.S. Equity Funds (28.5%)
6,467	TCW Growth Equities Fund — I Class (1)	88,923
7,907	TCW Large Cap Growth Fund — I Class (1)(2)	154,591
20,124	TCW Select Equities Fund — I Class (1)(2)	312,323
9,738	TCW Value Opportunities Fund — I Class (1)	167,691

	Total Non-Diversified U.S. Equity Funds	723,528

	Total Investment Companies (Cost: $2,376,517) (95.9%)	2,435,417

	Total Investments (Cost: $2,376,517) (95.9%)	2,435,417
	Excess of Other Assets over Liabilities (4.1%)	105,028

	Net Assets (100.0%)	$2,540,445

Notes to the Schedule of Investments:

(1)	Affiliated issuer.
(2)	Non-income producing security.

See accompanying notes to financial statements.

TCW Aggressive Allocation Fund

Investments by Industry (Unaudited)	April 30, 2010

Industry	Percentage of Net Assets
Diversified U.S. Equity Funds	11.6%
Diversified U.S. Fixed Income Funds	9.9
Exchange-Traded Funds	36.8
Non-Diversified International Fixed Income Funds	9.1
Non-Diversified U.S. Equity Funds	28.5

Total	95.9%

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2010

	TCW Balanced Fund	TCW Dividend Focused Fund	TCW Emerging Markets Equities Fund		TCW Focused Equities Fund
	Dollar Amounts in Thousands (Except per Share Amounts)
ASSETS
Investments, at Value (1)	$4,351	$696,372	$25,865		$69,221
Receivable for Securities Sold	1	343	120		2,603
Receivable for Fund Shares Sold	—	1,337	—		1
Interest and Dividends Receivable	19	485	41		21
Foreign Tax Reclaims Receivable	—	—	—		2
Receivable from Investment Advisor	5	—	24		—

Total Assets	4,376	698,537	26,050		71,848

LIABILITIES
Payable for Securities Purchased	8	3,056	1,502		3,020
Payable for Fund Shares Redeemed	—	555	1		—
Accrued Capital Gain Withholding Taxes	—	—	4		—
Accrued Directors’ Fees and Expenses	7	7	8		7
Accrued Compliance Expense	—	4	—	(2)	—	(2)
Accrued Management Fees	—	429	—		37
Accrued Distribution Fees	1	132	1		7
Other Accrued Expenses	21	149	17		32

Total Liabilities	37	4,332	1,533		3,103

NET ASSETS	$4,339	$694,205	$24,517		$68,745

NET ASSETS CONSIST OF:
Paid-in Capital	$5,404	$1,012,066	$23,716		$82,531
Accumulated Net Realized Gain (Loss) on Investments and Foreign Currency	(907)	(346,861)	6		(20,949)
Unrealized Appreciation (Depreciation) of Investments and Foreign Currency	(162)	27,649	835		7,159
Undistributed Net Investment Income (Loss)	4	1,351	(40)		4

NET ASSETS	$4,339	$694,205	$24,517		$68,745

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$50	$55,994	$19,145		$36,794

N Class Share	$4,289	$638,211	$5,372		$31,951

CAPITAL SHARES OUTSTANDING: (3)
I Class Share	5,537	5,763,145	1,865,916		3,255,221

N Class Share	474,853	65,108,212	523,765		2,832,155

NET ASSET VALUE PER SHARE: (4)
I Class Share	$9.10	$9.72	$10.26		$11.30

N Class Share	$9.03	$9.80	$10.26		$11.28

(1)	The identified cost for the TCW Balanced Fund, the TCW Dividend Focused Fund, the TCW Emerging Markets Equities Fund and the TCW Focused Equities Fund at April 30, 2010 was $4,513, $668,723, $25,031 and $62,062, respectively.
(2)	Amount rounds to less than $1.
(3)	The number of authorized shares, with a par value of $0.001 per share, for the TCW Balanced Fund, the TCW Dividend Focused Fund, the TCW Emerging Markets Equities Fund and the TCW Focused Equities Fund is 2,000,000,000 for each of the I Class and N Class shares.
(4)	Represents offering price and redemption price per share.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2010

	TCW Growth Fund		TCW Growth Equities Fund	TCW Large Cap Growth Fund		TCW Relative Value Large Cap Fund
	Dollar Amounts in Thousands (Except per Share Amounts)
ASSETS
Investments, at Value (1)	$1,043		$105,103	$12,250		$604,738
Receivable for Securities Sold	9		1,651	83		297
Receivable for Fund Shares Sold	—		122	—	(2)	921
Interest and Dividends Receivable	—	(2)	30	5		456
Foreign Tax Reclaims Receivable	—		—	1		—
Receivable from Investment Advisor	7		—	—		—

Total Assets	1,059		106,906	12,339		606,412

LIABILITIES
Distributions Payable	—		—	—		—	(2)
Payable for Securities Purchased	5		878	—		2,007
Payable for Fund Shares Redeemed	—		42	13		394
Accrued Directors’ Fees and Expenses	7		7	7		7
Accrued Compliance Expense	—	(2)	— (2)	—	(2)	4
Accrued Management Fees	—		83	6		373
Accrued Distribution Fees	—	(2)	1	—	(2)	22
Other Accrued Expenses	14		15	26		307

Total Liabilities	26		1,026	52		3,114

NET ASSETS	$1,033		$105,880	$12,287		$603,298

NET ASSETS CONSIST OF:
Paid-in Capital	$1,049		$118,607	$13,217		$739,912
Accumulated Net Realized Loss on Investments	(139)		(27,688)	(2,252)		(165,121)
Unrealized Appreciation of Investments	125		15,118	1,355		27,021
Undistributed Net Investment Income (Loss)	(2)		(157)	(33)		1,486

NET ASSETS	$1,033		$105,880	$12,287		$603,298

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$516		$99,751	$12,213		$495,498

N Class Share	$517		$6,129	$74		$107,800

CAPITAL SHARES OUTSTANDING: (3)
I Class Share	26,786		7,256,180	624,766		39,067,448

N Class Share	26,786		447,462	3,827		8,520,473

NET ASSET VALUE PER SHARE: (4)
I Class Share	$19.29		$13.75	$19.55		$12.68

N Class Share	$19.29		$13.70	$19.47		$12.65

(1)	The identified cost for the TCW Growth Fund, the TCW Growth Equities Fund, the TCW Large Cap Growth Fund and the TCW Relative Value Large Cap Fund at April 30, 2010 was $918, $89,985, $10,895 and $577,717, respectively.
(2)	Amount rounds to less than $1.
(3)	The number of authorized shares, with a par value of $0.001 per share, for the TCW Growth Fund, the TCW Large Cap Growth Fund and the TCW Relative Value Large Cap Fund is 2,000,000,000 for each of the I Class and N Class shares, the TCW Growth Equities Fund is 4,000,000,000 for each of the I Class and N Class shares.
(4)	Represents offering price and redemption price per share.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2010

	TCW Relative Value Small Cap Fund		TCW Select Equities Fund	TCW Small Cap Growth Fund	TCW Value Opportunities Fund
	Dollar Amounts in Thousands (Except per Share Amounts)
ASSETS
Investments, at Value (1)	$22,488		$542,654	$547,809	$308,040
Receivable for Securities Sold	51		2,133	8,809	1,446
Receivable for Fund Shares Sold	6		260	4,871	2,417
Interest and Dividends Receivable	5		192	48	57

Total Assets	22,550		545,239	561,537	311,960

LIABILITIES
Payable for Securities Purchased	70		1,972	12,286	6,120
Payable for Fund Shares Redeemed	—	(2)	637	571	176
Accrued Directors’ Fees and Expenses	7		7	7	7
Accrued Compliance Expense	—	(2)	6	1	2
Accrued Management Fees	8		338	431	196
Accrued Distribution Fees	3		29	43	11
Other Accrued Expenses	36		198	24	88

Total Liabilities	124		3,187	13,363	6,600

NET ASSETS	$22,426		$542,052	$548,174	$305,360

NET ASSETS CONSIST OF:
Paid-in Capital	$36,464		$418,603	$556,551	$311,279
Accumulated Net Realized Gain (Loss) on Investments	(15,483)		1,278	(56,271)	(47,702)
Unrealized Appreciation of Investments	1,476		122,887	48,584	41,935
Undistributed Net Investment Loss	(31)		(716)	(690)	(152)

NET ASSETS	$22,426		$542,052	$548,174	$305,360

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$7,754		$404,889	$329,706	$247,322

N Class Share	$14,672		$137,163	$218,468	$58,038

CAPITAL SHARES OUTSTANDING: (3)
I Class Share	748,511		26,078,632	12,362,770	14,366,104

N Class Share	1,442,580		9,216,074	8,493,151	3,433,808

NET ASSET VALUE PER SHARE: (4)
I Class Share	$10.36		$15.53	$26.67	$17.22

N Class Share	$10.17		$14.88	$25.72	$16.90

(1)	The identified cost for the TCW Relative Value Small Cap Fund, the TCW Select Equities Fund, the TCW Small Cap Growth Fund and the TCW Value Opportunities Fund at April 30, 2010 was $21,012, $419,767, $499,225 and $266,105, respectively.
(2)	Amount rounds to less than $1.
(3)	The number of authorized shares, with a par value of $0.001 per share, for the TCW Relative Value Small Cap Fund and the TCW Value Opportunities Fund is 2,000,000,000 for each of the I Class and N Class shares, the TCW Select Equities Fund is 1,667,000,000 for each of the I Class and N Class shares, the TCW Small Cap Growth Fund is 1,666,000,000 for each of the I Class and N Class shares.
(4)	Represents offering price and redemption price per share.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2010

	TCW Conservative Allocation Fund		TCW Moderate Allocation Fund		TCW Aggressive Allocation Fund
	Dollar Amounts in Thousands (Except per Share Amounts)
ASSETS
Investments, at Value (1)	$—		$1,844		$935
Investment in Affiliated Issuers, at Value (1)	4,678		14,932		1,500
Cash	30		—		27
Interest and Dividends Receivable	11		30		2
Receivable from Investment Advisor	92		82		105

Total Assets	4,811		16,888		2,569

LIABILITIES
Disbursements in Excess of Available Cash	—		66		—
Accrued Directors’ Fees and Expenses	7		7		7
Accrued Distribution Fees	—	(2)	—	(2)	— (2)
Other Accrued Expenses	27		26		22

Total Liabilities	34		99		29

NET ASSETS	$4,777		$16,789		$2,540

NET ASSETS CONSIST OF:
Paid-in Capital	$4,138		$16,024		$2,506
Accumulated Net Realized Gain (Loss) on	208		(148)		(24)
Unrealized Appreciation of Investments	415		863		59
Undistributed Net Investment Income (Loss)	16		50		(1)

NET ASSETS	$4,777		$16,789		$2,540

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$4,623		$16,678		$2,442

N Class Share	$154		$111		$98

CAPITAL SHARES OUTSTANDING: (3)
I Class Share	441,882		1,872,029		291,162

N Class Share	14,684		12,440		11,704

NET ASSET VALUE PER SHARE: (4)
I Class Share	$10.46		$8.91		$8.39

N Class Share	$10.46		$8.88		$8.39

(1)	The identified cost for the TCW Conservative Allocation Fund, the TCW Moderate Allocation Fund and the TCW Aggressive Allocation Fund at April 30, 2010 was $4,263, $15,913 and $2,376, respectively.
(2)	Amount rounds to less than $1.
(3)	The number of authorized shares, with a par value of $0.001 per share, for the TCW Conservative Allocation Fund, the TCW Moderate Allocation Fund and the TCW Aggressive Allocation Fund is 2,000,000,000 for each of the I Class and N Class shares.
(4)	Represents offering price and redemption price per share.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2010

	TCW Balanced Fund		TCW Dividend Focused Fund		TCW Emerging Markets Equities Fund (1)		TCW Focused Equities Fund
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Dividends	$42	(2)	$9,653	(2)	$63	(2)	$426
Interest	38		—	(3)	—	(3)	—	(3)

Total	80		9,653		63		426

Expenses:
Management Fees	17		2,416		60		211
Accounting Services Fees	2		52		1		7
Administration Fees	6		46		4		6
Transfer Agent Fees:
I Class	4		15		3		5
N Class	4		295		3		4
Custodian Fees	5		10		22		7
Professional Fees	10		21		14		16
Directors’ Fees and Expenses	11		11		8		11
Registration Fees:
I Class	1		8		20		8
N Class	1		10		19		8
Distribution Fees:
N Class	7		743		5		38
Compliance Expense	—		7		—	(3)	1
Shareholder Reporting Expense	—	(3)	9		11		—	(3)
Other	4		118		5		9

Total	72		3,761		175		331
Less Expenses Borne by Investment Advisor:
I Class	5		—		35		—
N Class	37		—		37		—

Net Expenses	30		3,761		103		331

Net Investment Income (Loss)	50		5,892		(40)		95

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	133		11,309		24		4,132
Foreign Currency	—		—		(18)		—
Change in Unrealized Appreciation (Depreciation) on:
Investments	410		90,016		834		4,462
Foreign Currency	—		—		1		—

Net Realized and Unrealized Gain (Loss) on Investments	543		101,325		841		8,594

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$593		$107,217		$801		$8,689

(1)	For the period December 14, 2009 (Commencement of Operations) through April 30, 2010.
(2)	Net of foreign taxes withheld. Total amount withheld for the TCW Dividend Focused Fund and the TCW Emerging Markets Equities Fund were $13 and $7, respectively. Total amount withheld for the TCW Balanced Fund was less than $1.
(3)	Amount rounds to less than $1.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2010

	TCW Growth Fund		TCW Growth Equities Fund		TCW Large Cap Growth Fund		TCW Relative Value Large Cap Fund
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Dividends	$4	(1)	$247	(1)	$90	(1)	$6,359
Interest	—	(2)	—	(2)	—	(2)	1

Total	4		247		90		6,360

Expenses:
Management Fees	3		309		65		2,104
Accounting Services Fees	2		6		4		47
Administration Fees	5		8		7		41
Transfer Agent Fees:
I Class	4		20		4		383
N Class	4		8		4		33
Custodian Fees	11		8		8		10
Professional Fees	7		17		16		20
Directors’ Fees and Expenses	11		11		11		11
Registration Fees:
I Class	1		9		2		10
N Class	1		7		1		9
Distribution Fees:
N Class	1		7		1		132
Compliance Expense	—		1		—	(2)	6
Shareholder Reporting Expense	—	(2)	—	(2)	—	(2)	4
Other	2		8		5		142

Total	52		419		128		2,952
Less Expenses Borne by Investment Advisor:
I Class	23		—		—		—
N Class	23		15		5		—

Net Expenses	6		404		123		2,952

Net Investment Income (Loss)	(2)		(157)		(33)		3,408

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain on Investments	21		2,488		3,330		10,325
Change in Unrealized Appreciation (Depreciation) on Investments	140		11,951		(782)		71,606

Net Realized and Unrealized Gain (Loss) on Investments	161		14,439		2,548		81,931

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$159		$14,282		$2,515		$85,339

(1)	Net of foreign taxes withheld. Total amount withheld for the TCW Growth Equities Fund was $1. Total amount withheld for the TCW Growth Fund and the TCW Large Cap Growth Fund were less than $1.
(2)	Amount rounds to less than $1.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2010

	TCW Relative Value Small Cap Fund		TCW Select Equities Fund		TCW Small Cap Growth Fund		TCW Value Opportunities Fund
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Dividends	$75		$1,848		$1,925	(1)	$2,151
Interest	—	(2)	—	(2)	1		—	(2)

Total	75		1,848		1,926		2,151

Expenses:
Management Fees	76		1,954		2,092		1,043
Accounting Services Fees	3		44		31		22
Administration Fees	6		40		28		21
Transfer Agent Fees:
I Class	5		157		36		95
N Class	10		89		53		35
Custodian Fees	7		11		34		7
Professional Fees	16		21		18		18
Directors’ Fees and Expenses	11		11		11		11
Registration Fees:
I Class	7		7		16		8
N Class	8		11		22		8
Distribution Fees:
N Class	17		174		202		60
Compliance Expense	—	(2)	7		8		4
Shareholder Reporting Expense	—	(2)	3		2		2
Other	6		110		63		47

Total	172		2,639		2,616		1,381
Less Expenses Borne by Investment Advisor:
I Class	14		—		—		—
N Class	44		—		—		5

Net Expenses	114		2,639		2,616		1,376

Net Investment Income (Loss)	(39)		(791)		(690)		775

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain on Investments	1,227		16,733		34,300		15,769
Change in Unrealized Appreciation (Depreciation) on Investments	2,962		58,824		58,398		37,343

Net Realized and Unrealized Gain (Loss) on Investments	4,189		75,557		92,698		53,112

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,150		$74,766		$92,008		$53,887

(1)	Net of foreign taxes withheld. Total amount withheld for the TCW Small Cap Growth Fund was $2.
(2)	Amount rounds to less than $1.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2010

	TCW Conservative Allocation Fund		TCW Moderate Allocation Fund		TCW Aggressive Allocation Fund
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Dividends	$—		$6		$5
Dividends from Investment in Affiliated Issuers	80		152		13

Total	80		158		18

Expenses:
Accounting Services Fees	2		2		2
Administration Fees	2		2		2
Transfer Agent Fees:
I Class	4		4		4
N Class	4		4		4
Custodian Fees	1		2		2
Professional Fees	10		10		10
Directors’ Fees and Expenses	11		11		11
Registration Fees:
I Class	7		7		7
N Class	7		7		7
Distribution Fees:
N Class	—	(1)	—	(1)	—	(1)
Shareholder Reporting Expense	—	(1)	—	(1)	—	(1)
Other	3		3		2

Total	51		52		51
Less Expenses Borne by Investment Advisor:
I Class	20		—		29
N Class	12		11		12

Net Expenses	19		41		10

Net Investment Income	61		117		8

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain on:
Investments in Affiliated Issuers	290		89		126
Realized Gain Distributed from Affiliated Issuers	17		18		2
Change in Unrealized Appreciation (Depreciation) on:
Investments in Affiliated Issuers	7		693		(32)

Net Realized and Unrealized Gain (Loss) on Investments	314		800		96

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$375		$917		$104

(1)	Amount rounds to less than $1.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Balanced Fund		TCW Dividend Focused Fund
	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$50	$167	$5,892	$17,569
Net Realized Gain (Loss) on Investments	133	(551)	11,309	(195,032)
Change in Unrealized Appreciation (Depreciation) on Investments	410	1,245	90,016	227,513

Increase in Net Assets Resulting from Operations	593	861	107,217	50,050

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	— (1)	(1)	(427)	(1,793)
N Class	(58)	(181)	(4,342)	(14,322)
Distributions from Return of Capital:
I Class	—	—	—	(104)
N Class	—	—	—	(831)

Total Distributions to Shareholders	(58)	(182)	(4,769)	(17,050)

NET CAPITAL SHARE TRANSACTIONS
I Class	20	1	4,038	(24,580)
N Class	(4,442)	181	(9,173)	(164,084)
K Class (2)	—	—	—	— (1)

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	(4,422)	182	(5,135)	(188,664)

Increase (Decrease) in Net Assets	(3,887)	861	97,313	(155,664)
NET ASSETS
Beginning of Period	8,226	7,365	596,892	752,556

End of Period	$4,339	$8,226	$694,205	$596,892

Undistributed Net Investment Income	$4	$12	$1,351	$228

(1)	Amount rounds to less than $1.
(2)	K Class was terminated on November 25, 2008.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Emerging Markets Equities Fund	TCW Focused Equities Fund
	For the Period from December 14, 2009 (Commencement of Operations) through April 30, 2010 (Unaudited)	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income (Loss)	$(40)	$95	$563
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	6	4,132	(18,154)
Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	835	4,462	19,624

Increase in Net Assets Resulting from Operations	801	8,689	2,033

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	—	(289)	(290)
N Class	—	(150)	(123)

Total Distributions to Shareholders	—	(439)	(413)

NET CAPITAL SHARE TRANSACTIONS
I Class	18,499	(2,495)	(4,451)
N Class	5,217	(116)	(4,253)

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	23,716	(2,611)	(8,704)

Increase (Decrease) in Net Assets	24,517	5,639	(7,084)
NET ASSETS
Beginning of Period	—	63,106	70,190

End of Period	$24,517	$68,745	$63,106

Undistributed Net Investment Income (Loss)	$(40)	$4	$348

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Growth Fund		TCW Growth Equities Fund
	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Loss	$(2)	$(4)	$(157)	$(337)
Net Realized Gain (Loss) on Investments	21	(63)	2,488	(2,925)
Change in Unrealized Appreciation (Depreciation) on Investments	140	234	11,951	9,513

Increase in Net Assets Resulting from Operations	159	167	14,282	6,251

NET CAPITAL SHARE TRANSACTIONS
I Class	30	—	43,547	13,922
N Class	30	—	450	(1,494)

Increase in Net Assets Resulting from Net Capital Shares Transactions	60	—	43,997	12,428

Increase in Net Assets	219	167	58,279	18,679
NET ASSETS
Beginning of Period	814	647	47,601	28,922

End of Period	$1,033	$814	$105,880	$47,601

Undistributed Net Investment Income (Loss)	$(2)	$—	$(157)	$—

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Large Cap Growth Fund		TCW Relative Value Large Cap Fund
	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income (Loss)	$(33)	$(87)	$3,408	$8,933
Net Realized Gain (Loss) on Investments	3,330	(2,073)	10,325	(54,615)
Change in Unrealized Appreciation (Depreciation) on Investments	(782)	5,156	71,606	123,442

Increase in Net Assets Resulting from Operations	2,515	2,996	85,339	77,760

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	—	—	(7,012)	(9,064)
N Class	—	—	(1,529)	(1,993)

Total Distributions to Shareholders	—	—	(8,541)	(11,057)

NET CAPITAL SHARE TRANSACTIONS
I Class	(9,240)	3,264	20,477	8,034
N Class	(1,296)	(1,091)	(9,963)	(25,948)

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	(10,536)	2,173	10,514	(17,914)

Increase (Decrease) in Net Assets	(8,021)	5,169	87,312	48,789
NET ASSETS
Beginning of Period	20,308	15,139	515,986	467,197

End of Period	$12,287	$20,308	$603,298	$515,986

Undistributed Net Investment Income (Loss)	$(33)	$—	$1,486	$6,619

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Relative Value Small Cap Fund		TCW Select Equities Fund
	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Loss	$(39)	$(49)	$(791)	$(2,011)
Net Realized Gain (Loss) on Investments	1,227	(5,841)	16,733	(10,830)
Change in Unrealized Appreciation (Depreciation) on Investments	2,962	3,891	58,824	90,432

Increase (Decrease) in Net Assets Resulting from Operations	4,150	(1,999)	74,766	77,591

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Realized Gain:
I Class	—	—	—	(56,806)
N Class	—	—	—	(23,082)

Total Distributions to Shareholders	—	—	—	(79,888)

NET CAPITAL SHARE TRANSACTIONS
I Class	3,799	(912)	(10,228)	(167,082)
N Class	(986)	(7,111)	(23,739)	(44,701)
K Class (1)	—	(545)	—	(300)

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	2,813	(8,568)	(33,967)	(212,083)

Increase (Decrease) in Net Assets	6,963	(10,567)	40,799	(214,380)
NET ASSETS
Beginning of Period	15,463	26,030	501,253	715,633

End of Period	$22,426	$15,463	$542,052	$501,253

Undistributed Net Investment Income (Loss)	$(31)	$8	$(716)	$75

(1)	K Class was terminated on November 25, 2008.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Small Cap Growth Fund		TCW Value Opportunities Fund
	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income (Loss)	$(690)	$(1,772)	$775	$1,806
Net Realized Gain (Loss) on Investments	34,300	12,502	15,769	(19,140)
Change in Unrealized Appreciation (Depreciation) on Investments	58,398	32,296	37,343	35,136

Increase in Net Assets Resulting from Operations	92,008	43,026	53,887	17,802

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	—	—	(1,453)	(2,113)
N Class	—	—	(184)	(281)

Total Distributions to Shareholders	—	—	(1,637)	(2,394)

NET CAPITAL SHARE TRANSACTIONS
I Class	89,903	71,389	8,224	(15,298)
N Class	67,331	86,747	8,638	(13,576)
K Class (1)	—	—	—	(2,200)

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	157,234	158,136	16,862	(31,074)

Increase (Decrease) in Net Assets	249,242	201,162	69,112	(15,666)
NET ASSETS
Beginning of Period	298,932	97,770	236,248	251,914

End of Period	$548,174	$298,932	$305,360	$236,248

Undistributed Net Investment Income (Loss)	$(690)	$—	$(152)	$710

(1)	K Class was terminated on November 25, 2008.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Conservative Allocation Fund		TCW Moderate Allocation Fund
	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$61	$84	$117	$25
Net Realized Gain (Loss) on Investments	307	(44)	107	(237)
Change in Unrealized Appreciation (Depreciation) on Investments	7	489	693	410

Increase in Net Assets Resulting from Operations	375	529	917	198

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(109)	(29)	(85)	(10)
N Class	(3)	(1)	(1)	(2)

Total Distributions to Shareholders	(112)	(30)	(86)	(12)

NET CAPITAL SHARE TRANSACTIONS
I Class	173	2,742	14,237	906
N Class	40	1	11	2

Increase in Net Assets Resulting from Net Capital Shares Transactions	213	2,743	14,248	908

Increase in Net Assets	476	3,242	15,079	1,094
NET ASSETS
Beginning of Period	4,301	1,059	1,710	616

End of Period	$4,777	$4,301	$16,789	$1,710

Undistributed Net Investment Income	$16	$67	$50	$19

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Aggressive Allocation Fund
	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$8	$12
Net Realized Gain (Loss) on Investments	128	(74)
Change in Unrealized Appreciation (Depreciation) on Investments	(32)	208

Increase in Net Assets Resulting from Operations	104	146

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(16)	(4)
N Class	(1)	(2)

Total Distributions to Shareholders	(17)	(6)

NET CAPITAL SHARE TRANSACTIONS
I Class	1,422	605
N Class	10	2

Increase in Net Assets Resulting from Net Capital Shares Transactions	1,432	607

Increase in Net Assets	1,519	747
NET ASSETS
Beginning of Period	1,021	274

End of Period	$2,540	$1,021

Undistributed Net Investment Income (Loss)	$(1)	$8

See accompanying notes to financial statements.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited)

Note 1 — Organization

TCW Funds, Inc., a Maryland corporation (the “Company”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), that currently offers 21 no-load mutual funds (the “Funds”). TCW Investment Management Company (the “Advisor”) is the investment advisor to the Funds and is registered under the Investment Advisors Act of 1940. Each Fund has distinct investment objectives. The following are the objectives for the 15 Equity Funds that are covered in this report:

TCW Fund	Investment Objective
Balanced Fund

TCW Balanced Fund	Seeks long-term capital appreciation and high current income by investing in equity and debt securities.

Non-Diversified International Equity Funds

TCW Emerging Markets Equities Fund	Seeks long-term capital appreciation by investing in equity securities of companies in emerging market countries around the world.

Non-Diversified U.S. Equity Funds

TCW Focused Equities Fund	Seeks long-term capital appreciation by investing in equity securities of 25 to 40 large capitalization companies.

TCW Growth Fund	Seeks long-term capital appreciation by investing in equity securities issued by companies with market capitalization within the range of companies comprising the Russell 3000 Growth Index.

TCW Growth Equities Fund	Seeks long-term capital appreciation by investing in equity securities issued by companies with market capitalization within the range of companies comprising the Russell 2000 Growth Index.

TCW Large Cap Growth Fund	Seeks long-term capital appreciation by investing in the equity securities of 35 to 50 large capitalization companies.

TCW Select Equities Fund	Seeks long-term capital appreciation by investing in common stocks of mid and large capitalization companies.

TCW Small Cap Growth Fund	Seeks long-term capital appreciation by investing in equity securities issued by small capitalization growth companies.

TCW Value Opportunities Fund	Seeks long-term capital appreciation by investing in equity securities issued by companies with market capitalization within the ranges of companies comprising the Russell Mid Cap Value Index.

TCW Funds, Inc.

April 30, 2010

Note 1 — Organization (Continued)

TCW Fund	Investment Objective

Diversified U.S. Equity Funds

TCW Dividend Focused Fund	Seeks high level of dividend income by investing in equity securities of issuers which pay dividends. Capital appreciation is a secondary investment objective.

TCW Relative Value Large Cap Fund	Seeks capital appreciation by investing in equity securities of large capitalization companies. Current income is a secondary investment objective.

TCW Relative Value Small Cap Fund	Seeks capital appreciation by investing in equity securities of small capitalization companies.

Fund of Funds

TCW Conservative Allocation Fund	Seeks current income and secondarily, long-term capital appreciation by investing in a combination of fixed income funds and equity funds that utilize diverse investment styles such as growth and/or value investing.

TCW Moderate Allocation Fund	Seeks long-term capital appreciation and secondarily current income by investing in a combination of (i) equity funds that utilize diverse investment styles, such as growth and/or value investing, and (ii) fixed income funds. The Fund invests between 40% and 80% of its net assets in equity funds and between 20% and 80% in fixed income funds. The Fund also invests in ETFs and ETNs.

TCW Aggressive Allocation Fund	Seeks long-term capital appreciation by investing in a combination of (i) equity funds that utilize diverse investment styles, such as growth and/or value investing, and (ii) fixed income funds. The Fund invests between 50% and 100% of its net assets in equity funds and between 10% and 50% in fixed income funds. The Fund also invests in ETFs and ETNs.

All Equity Funds offer two classes of shares: I Class and N Class. The Classes are substantially the same except that the N Class shares are subject to a distribution fee.

The TCW Conservative Allocation Fund, the TCW Moderate Allocation Fund and the TCW Aggressive Allocation Fund (collectively, “Allocation Funds”) invest in other TCW Funds. The ownership percentage of Allocation Funds in each of the underlying funds at April 30, 2010 is as follows:

Name of Affiliated Issuer	TCW Conservative Allocation Fund (1)	TCW Moderate Allocation Fund (1)	TCW Aggressive Allocation Fund (1)
TCW Core Fixed Income Fund	0.93%	1.76%	0.10%
TCW Emerging Markets Income Fund	N/A	N/A	0.05%
TCW Growth Equities Fund	N/A	1.23%	0.08%

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 1 — Organization (Continued)

Name of Affiliated Issuer	TCW Conservative Allocation Fund (1)	TCW Moderate Allocation Fund (1)	TCW Aggressive Allocation Fund (1)
TCW High Yield Bond Fund	N/A	1.03%	N/A
TCW Large Cap Growth Fund	3.94%	7.49%	1.26%
TCW Money Market Fund	0.05%	N/A	N/A
TCW Relative Value Large Cap Fund	0.08%	0.38%	0.05%
TCW Select Equities Fund	0.35%	1.11%	0.05%
TCW Value Opportunities Fund	0.04%	0.41%	0.05%

(1)	Percentage ownership based on total net assets of the underlying fund.

The financial statements of the TCW Core Fixed Income Fund, the TCW Emerging Markets Income Fund, the TCW High Yield Bond Fund and the TCW Money Market Fund are available by calling 800-FUND-TCW (800-386-3829) or by going to the SEC website at www.sec.gov. Financial statements for the remaining underlying funds are included in this report.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their financial statements.

Principles of Accounting:    The Funds use the accrual method of accounting for financial reporting purposes.

Net Asset Value:    The Net Asset Value of each Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of that Class on each business day as of 1:00 p.m. Pacific Standard/Daylight Time.

Security Valuations:    Securities listed or traded on the New York, American or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price). All other securities for which over-the-counter market quotations are readily available are valued at the latest bid price, as furnished by independent pricing services. Investments of Allocation Funds are valued based on the net asset value per share of the underlying funds.

The Company has adopted, after the approval by the Company’s Board of Directors, a fair valuation methodology for the TCW Emerging Markets Equities Fund that invests in foreign equity securities (exclusive of Latin American equity securities) to prevent “time zone arbitrage.” This methodology is designed to address the effect of movements in the U.S. market on the securities traded on a foreign exchange that has been closed for a period of time due to time zone difference. The utilization of the fair value model may result in the adjustment of prices taking into account fluctuations in the U.S. market. The fair value model is utilized each trading day and is not to be dependent on certain thresholds or triggers.

Short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized value using their value of the 61st day prior to maturity.

TCW Funds, Inc.

April 30, 2010

Note 2 — Significant Accounting Policies (Continued)

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or bid prices are not reflective of a security’s market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company’s Board of Directors.

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 —	quoted prices in active markets for identical investments
Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Funds, with the exception of the TCW Emerging Markets Equities Fund, had all investments at Level 1, with the corresponding industries as represented in the Schedule of Investments, and all short-term investments at Level 2, as of April 30, 2010.

The following is a summary of the inputs used as of April 30, 2010 in valuing the TCW Emerging Markets Equities Fund investments:

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

Assets Valuation Input

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Advertising	$293,801	$—	$—	$293,801
Automotive	—	543,240	—	543,240
Banking	1,685,921	2,654,693	—	4,340,614
Beverages, Food & Tobacco	111,793	26,936	—	138,729
Building Materials	642,185	—	—	642,185
Chemicals	—	67,012	—	67,012
Coal	—	829,396	—	829,396
Commercial Services	151,996	—	—	151,996
Communications	297,115	—	—	297,115
Computer & Data Processing Services	—	550,484	—	550,484
Computer Programming Services	822,703	—	—	822,703
Computer Related Services, nec	—	75,525	—	75,525
Electric Utilities	535,316	—	—	535,316
Electronics	377,004	1,405,476	—	1,782,480
Food Retailers	—	236,460	—	236,460
Forest Products & Paper	156,914	—	—	156,914
Heavy Machinery	373,795	376,277	—	750,072
Home Construction, Furnishings & Appliances	182,855	—	—	182,855
Insurance	—	441,427	—	441,427
Media - Broadcasting & Publishing	265,778	176,880	—	442,658
Medical Supplies	53,480	—	—	53,480
Metals	2,420,256	780,782	—	3,201,038
Oil & Gas	1,054,422	780,546	—	1,834,968
Radio Telephone Communications	481,956	—	—	481,956
Real Estate	912,652	—	—	912,652
Retailers	479,182	793,375	—	1,272,557
Telephone Communications, exc. Radio	482,007	—	—	482,007
Telephone Systems	750,208	722,078	—	1,472,286
Transportation	—	216,965	—	216,965
Short-Term Investments	—	2,656,089	—	2,656,089

Total	$12,531,339	$13,333,641	$—	$25,864,980

Security Transactions and Related Investment Income:    Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Premiums and discounts on securities purchased, including original issue discounts are amortized over the life of the respective securities using a constant yield to maturity method. Realized gains and losses on investments are recorded on the basis of specific identification.

Foreign Currency Translation:    The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

TCW Funds, Inc.

April 30, 2010

Note 2 — Significant Accounting Policies (Continued)

Foreign Taxes:    The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

Repurchase Agreements:    The Funds may invest in repurchase agreements secured by U.S. government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

Security Lending:    The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. There were no outstanding securities on loan at April 30, 2010.

Allocation of Operating Activity for Multiple Classes:    Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Funds based on the relative net assets of each class. Distribution and administrative services fees, which are directly attributable to a class of shares, are charged to the operations of the class. All other expenses are charged to each Fund or class as incurred on a specific identification basis. Differences in class specific fees and expenses will result in differences in net investment income, and therefore, the payment of different per share dividends by each class.

Dividends and Distributions:    Dividends and distributions to shareholders are recorded on the ex-dividend date. The TCW Balanced Fund and the TCW Dividend Focused Fund declare and pay, or reinvest, dividends from net investment income quarterly. The other equity funds and Allocation Funds declare and pay, or reinvest, dividends from net investment income annually. Distribution of any net long-term and net short-term capital gains earned by a Fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount and premium, losses deferred due to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income (loss), and/or undistributed accumulated realized gain (loss). Undistributed net investment income or loss may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or capital gain remaining at fiscal year-end is distributed in the following year.

Use of Estimates:    The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 3 — Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At April 30, 2010, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes
TCW Balanced Fund	$274	$(442)	$(168)	$4,519
TCW Dividend Focused Fund	85,292	(58,738)	26,554	669,818
TCW Emerging Markets Equities Fund	1,305	(502)	803	25,062
TCW Focused Equities Fund	8,808	(2,119)	6,689	62,532
TCW Growth Fund	167	(44)	123	920
TCW Growth Equities Fund	16,784	(1,819)	14,965	90,138
TCW Large Cap Growth Fund	1,550	(393)	1,157	11,093
TCW Relative Value Large Cap Fund	65,234	(43,049)	22,185	582,553
TCW Relative Value Small Cap Fund	3,499	(2,355)	1,144	21,344
TCW Select Equities Fund	143,181	(20,917)	122,264	420,390
TCW Small Cap Growth Fund	66,115	(17,657)	48,458	499,351
TCW Value Opportunities Fund	46,620	(9,466)	37,154	270,886
TCW Conservative Allocation Fund	414	—	414	4,264
TCW Moderate Allocation Fund	780	(1)	779	15,997
TCW Aggressive Allocation Fund	46	(1)	45	2,390

The Funds did not have any unrecognized tax benefits at April 30, 2010, nor were there any increases or decreases in unrecognized tax benefits for the six months ended April 30, 2010. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

Note 4 — Fund Management Fees and Other Expenses

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net asset value:

TCW Balanced Fund	0.60%
TCW Dividend Focused Fund	0.75%
TCW Emerging Markets Equities Fund	1.00%
TCW Focused Equities Fund	0.65%
TCW Growth Fund	0.75%
TCW Growth Equities Fund	1.00%
TCW Large Cap Growth Fund	0.65%
TCW Relative Value Large Cap Fund	0.75%
TCW Relative Value Small Cap Fund	0.90%
TCW Select Equities Fund	0.75%
TCW Small Cap Growth Fund	1.00%
TCW Value Opportunities Fund	0.80%

TCW Funds, Inc.

April 30, 2010

Note 4 — Fund Management Fees and Other Expenses (Continued)

The Allocation Funds do not pay management fees to the Advisor; however, the Allocation Funds pay management fees to the Advisor indirectly, as a shareholder in the underlying TCW Funds. In addition to the management fees, the Funds reimburse, with approval by the Company’s Board of Directors, the Advisor’s costs associated in support of the Funds’ Rule 38a-1 compliance obligations. These amounts are allocated to each Fund based in the net management fees paid and are included in the Statements of Operations.

The Advisor limits the operating expenses for I and N Classes to the average of the total expense ratios as reported by Lipper, Inc. (“Lipper Average”) for each Fund’s respective investment objective, which is subject to change on a monthly basis. This expense limitation is voluntary and is terminable on a six months notice. The Lipper, Inc. expense ratios, in effect as of April 30, 2010, as they relate to each Fund were as follows:

TCW Balanced Fund	1.03%
TCW Dividend Focused Fund	1.36%
TCW Focused Equities Fund	1.27%
TCW Growth Fund	1.40%
TCW Growth Equities Fund	1.49%
TCW Large Cap Growth Fund	1.36%
TCW Relative Value Large Cap Fund	1.29%
TCW Select Equities Fund	1.40%
TCW Small Cap Growth Fund	1.65%
TCW Value Opportunities Fund	1.31%
TCW Conservative Allocation Fund	0.88%
TCW Moderate Allocation Fund	0.93%
TCW Aggressive Allocation Fund	1.38%

The operating expenses for both classes of the TCW Emerging Markets Equities Fund are limited to 1.74% of average daily net assets for each class until March 31, 2011.

The operating expenses for both classes of the TCW Relative Value Small Cap Fund are limited to 1.35% of average daily net assets for each class.

The amount borne by the Advisor during a fiscal year when the operating expenses of a Fund are in excess of the expense limitation cannot be recaptured in the subsequent fiscal years should the expenses drop below the expense limitation in the subsequent years. The Advisor can only recapture expenses within a given fiscal year for that year’s operating expenses.

Note 5 — Distribution Plan

TCW Funds Distributors (“Distributor”), an affiliate of the Advisor, serves as the non-exclusive distributor of each class of the Funds’ shares. The Funds have a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class shares of each Fund. Under the terms of the plan, each Fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its N Class shares for distribution and related services.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 6 — Transactions with Affiliates

The summary of Allocation Funds transactions in the affiliated funds for the six months ended April 30, 2010 is as follows:

Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period (in thousands)	Dividends and Interest Income Received (in thousands)		Distributions Received from and Net Realized Gain (Loss) (in thousands)
TCW Conservative Allocation Fund

TCW Core Fixed Income Fund	193,399	34,560	15,698	212,261	$2,254	$69		$17
TCW Large Cap Growth Fund	79,797	4,969	60,013	24,753	484	—		—
TCW Money Market Fund	221,488	17,454	17,420	221,522	222	—	(1)	—
TCW Relative Value Large Cap Fund	58,588	5,090	23,361	40,317	511	11		—
TCW Select Equities Fund	—	70,467	753	69,714	1,082	—		—
TCW Value Opportunities Fund	—	7,330	78	7,252	125	—		—

Total					$4,678	$80		$17

TCW Moderate Allocation Fund

TCW Core Fixed Income Fund	44,278	403,560	43,711	404,127	$4,292	$90		$18
TCW Growth Equities Fund	10,180	85,079	197	95,062	1,307	—		—
TCW High Yield Bond Fund	18,725	231,239	13,341	236,623	1,493	33		—
TCW Large Cap Growth Fund	18,572	112,563	84,060	47,075	921	—		—
TCW Relative Value Large Cap Fund	30,899	219,978	70,660	180,217	2,285	25		—
TCW Select Equities Fund	—	218,058	—	218,058	3,384	—		—
TCW Value Opportunities Fund	7,698	65,056	148	72,606	1,250	4		—

Total					$14,932	$152		$18

TCW Funds, Inc.

April 30, 2010

Note 6 — Transactions with Affiliates (Continued)

Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period (in thousands)	Dividends and Interest Income Received (in thousands)	Distributions Received from and Net Realized Gain (Loss) (in thousands)
TCW Aggressive Allocation Fund

TCW Core Fixed Income Fund	13,685	23,759	13,790	23,654	$251	$6	$2
TCW Emerging Markets Income Fund	10,392	29,850	12,677	27,565	230	4	—	(1)
TCW Growth Equities Fund	2,793	5,619	1,945	6,467	89	—	—
TCW Large Cap Growth Fund	11,958	10,937	14,988	7,907	155
TCW Relative Value Large Cap Fund	9,876	20,369	6,939	23,306	295	2	—
TCW Select Equities Fund	—	24,117	3,993	20,124	312	—	—
TCW Value Opportunities Fund	4,847	8,656	3,765	9,738	168	1	—

Total					$1,500	$13	$2

(1)	Amount rounds to less than $1 (in thousands).

Note 7 — Purchases and Sales of Securities

Investment transactions (excluding short-term investments) for the six months ended April 30, 2010, were as follows (amounts in thousands):

	Purchases at Cost	Sales or Maturity Proceeds	U.S. Government Purchases at Cost	U.S. Government Sales or Maturity Proceeds
TCW Balanced Fund	$412	$2,741	$1,972	$4,086
TCW Dividend Focused Fund	85,864	89,142	—	—
TCW Emerging Markets Equities Fund	31,641	9,295	—	—
TCW Focused Equities Fund	22,030	25,012	—	—
TCW Growth Fund	242	230	—	—
TCW Growth Equities Fund	58,258	16,438	—	—
TCW Large Cap Growth Fund	5,676	16,045	—	—
TCW Relative Value Large Cap Fund	68,807	82,005	—	—
TCW Relative Value Small Cap Fund	7,416	4,621	—	—
TCW Select Equities Fund	48,978	88,501	—	—
TCW Small Cap Growth Fund	332,367	185,382	—	—
TCW Value Opportunities Fund	69,284	50,570	—	—
TCW Conservative Allocation Fund	1,661	1,561	—	—
TCW Moderate Allocation Fund	18,294	3,974	—	—
TCW Aggressive Allocation Fund	2,392	1,058	—	—

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 8 — Capital Share Transactions

Transactions in each Fund’s shares were as follows:

TCW Balanced Fund	Six Months Ended April 30, 2010 (Unaudited)		Year Ended October 31, 2009
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	3,058	$27	—	$—
Shares Issued upon Reinvestment of Dividends	30	— (1)	79	1
Shares Redeemed	(816)	(7)	—	—

Net Increase	2,272	$20	79	$1

	Six Months Ended April 30, 2010 (Unaudited)		Year Ended October 31, 2009
N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Issued upon Reinvestment of Dividends	6,617	$58	23,872	$181
Shares Redeemed	(516,055)	(4,500)	—	—

Net Increase (Decrease)	(509,438)	$(4,442)	23,872	$181

TCW Dividend Focused Fund	Six Months Ended April 30, 2010 (Unaudited)		Year Ended October 31, 2009
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	979,797	$8,996	2,209,063	$15,419
Shares Issued upon Reinvestment of Dividends	42,974	397	255,362	1,769
Shares Redeemed	(586,717)	(5,355)	(5,866,353)	(41,768)

Net Increase (Decrease)	436,054	$4,038	(3,401,928)	$(24,580)

	Six Months Ended April 30, 2010 (Unaudited)		Year Ended October 31, 2009
N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	7,484,238	$68,948	18,942,495	$126,286
Shares Issued upon Reinvestment of Dividends	433,774	4,041	2,004,283	14,091
Shares Redeemed	(8,952,385)	(82,162)	(43,575,233)	(304,461)

Net Decrease	(1,034,373)	$(9,173)	(22,628,455)	$(164,084)

			For the Period November 1, 2008 through November 25, 2008 (termination date)
K Class (2)			Shares	Amount (in thousands)
Shares Sold			—	$—
Shares Issued upon Reinvestment of Dividends			—	—
Shares Redeemed			(9)	— (1)

Net Increase (Decrease)			(9)	$— (1)

TCW Funds, Inc.

April 30, 2010

Note 8 — Capital Share Transactions (Continued)

TCW Emerging Markets Equities Fund	For the Period from December 14, 2009 (Commencement of Operations) through April 30, 2010 (Unaudited)
I Class	Shares	Amount (in thousands)
Shares Sold	2,377,429	$23,162
Shares Redeemed	(511,513)	(4,663)

Net Increase	1,865,916	$18,499

	For the Period from December 14, 2009 (Commencement of Operations) through April 30, 2010 (Unaudited)
N Class	Shares	Amount (in thousands)
Shares Sold	1,023,871	$9,763
Shares Redeemed	(500,106)	(4,546)

Net Increase	523,765	$5,217

TCW Focused Equities Fund	Six Months Ended April 30, 2010 (Unaudited)		Year Ended October 31, 2009
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	71,088	$775	369,300	$3,002
Shares Issued upon Reinvestment of Dividends	12,821	136	19,869	163
Shares Redeemed	(322,687)	(3,406)	(897,119)	(7,616)

Net Decrease	(238,778)	$(2,495)	(507,950)	$(4,451)

	Six Months Ended April 30, 2010 (Unaudited)		Year Ended October 31, 2009
N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	2,697,050	$26,866	56,920	$485
Shares Issued upon Reinvestment of Dividends	14,113	149	15,049	123
Shares Redeemed	(2,720,100)	(27,131)	(542,081)	(4,861)

Net Decrease	(8,937)	$(116)	(470,112)	$(4,253)

TCW Growth Fund	Six Months Ended April 30, 2010 (Unaudited)		Year Ended October 31, 2009
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	26,786	$450	—	$—
Shares Redeemed	(25,000)	(420)	—	—

Net Increase	1,786	$30	—	$—

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 8 — Capital Share Transactions (Continued)

TCW Growth Fund	Six Months Ended April 30, 2010 (Unaudited)		Year Ended October 31, 2009
N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	26,786	$450	—	$—
Shares Redeemed	(25,000)	(420)	—	—

Net Increase	1,786	$30	—	$—

TCW Growth Equities Fund	Six Months Ended April 30, 2010 (Unaudited)		Year Ended October 31, 2009
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	3,765,705	$49,447	1,884,681	$19,753
Shares Redeemed	(477,262)	(5,900)	(631,611)	(5,831)

Net Increase	3,288,443	$43,547	1,253,070	$13,922

	Six Months Ended April 30, 2010 (Unaudited)		Year Ended October 31, 2009
N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	88,640	$1,126	128,910	$1,189
Shares Redeemed	(54,207)	(676)	(314,798)	(2,683)

Net Increase (Decrease)	34,433	$450	(185,888)	$(1,494)

TCW Large Cap Growth Fund	Six Months Ended April 30, 2010 (Unaudited)		Year Ended October 31, 2009
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	183,982	$3,442	579,259	$8,128
Shares Redeemed	(669,621)	(12,682)	(332,691)	(4,864)

Net Increase (Decrease)	(485,639)	$(9,240)	246,568	$3,264

	Six Months Ended April 30, 2010 (Unaudited)		Year Ended October 31, 2009
N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	9,376	$169	6,132	$76
Shares Redeemed	(83,381)	(1,465)	(84,550)	(1,167)

Net Decrease	(74,005)	$(1,296)	(78,418)	$(1,091)

TCW Relative Value Large Cap Fund	Six Months Ended April 30, 2010 (Unaudited)		Year Ended October 31, 2009
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	5,082,941	$60,393	20,094,680	$180,478
Shares Issued upon Reinvestment of Dividends	562,634	6,645	1,011,319	8,859
Shares Redeemed	(3,912,838)	(46,561)	(19,383,068)	(181,303)

Net Increase	1,732,737	$20,477	1,722,931	$8,034

TCW Funds, Inc.

April 30, 2010

Note 8 — Capital Share Transactions (Continued)

TCW Relative Value Large Cap Fund	Six Months Ended April 30, 2010 (Unaudited)		Year Ended October 31,.5 2009
N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	501,508	$5,950	2,274,250	$20,709
Shares Issued upon Reinvestment of Dividends	126,539	1,491	224,298	1,960
Shares Redeemed	(1,462,601)	(17,404)	(5,277,510)	(48,617)

Net Decrease	(834,554)	$(9,963)	(2,778,962)	$(25,948)

TCW Relative Value Small Cap Fund	Six Months Ended April 30, 2010 (Unaudited)		Year Ended October 31, 2009
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	520,234	$5,091	113,297	$766
Shares Redeemed	(142,525)	(1,292)	(266,118)	(1,678)

Net Increase (Decrease)	377,709	$3,799	(152,821)	$(912)

	Six Months Ended April 30, 2010 (Unaudited)		Year Ended October 31, 2009
N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	29,773	$270	209,423	$1,447
Shares Redeemed	(140,987)	(1,256)	(1,322,580)	(8,558)

Net Decrease	(111,214)	$(986)	(1,113,157)	$(7,111)

			For the Period November 1, 2008 through November 25, 2008 (termination date)
K Class (2)			Shares	Amount (in thousands)
Shares Sold			349	$2
Shares Redeemed			(84,407)	(547)

Net Decrease			(84,058)	$(545)

TCW Select Equities Fund	Six Months Ended April 30, 2010 (Unaudited)		Year Ended October 31, 2009
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	2,316,302	$34,203	7,156,765	$80,741
Shares Issued upon Reinvestment of Dividends	—	—	4,541,546	46,460
Shares Redeemed	(3,016,168)	(44,431)	(26,389,950)	(294,283)

Net Decrease	(699,866)	$(10,228)	(14,691,639)	$(167,082)

	Six Months Ended April 30, 2010 (Unaudited)		Year Ended October 31, 2009
N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	400,740	$5,664	6,111,437	$65,263
Shares Issued upon Reinvestment of Dividends	—	—	2,272,042	22,380
Shares Redeemed	(2,096,460)	(29,403)	(11,646,905)	(132,344)

Net Decrease	(1,695,720)	$(23,739)	(3,263,426)	$(44,701)

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 8 — Capital Share Transactions (Continued)

TCW Select Equities Fund			For the Period November 1, 2008 through November 25, 2008 (termination date)
K Class (2)			Shares	Amount (in thousands)
Shares Sold			209	$3
Shares Issued upon Reinvestment of Dividends			—	—
Shares Redeemed			(27,878)	(303)

Net Decrease			(27,669)	$(300)

TCW Small Cap Growth Fund	Six Months Ended April 30, 2010 (Unaudited)		Year Ended October 31, 2009
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	7,724,656	$186,722	4,943,905	$96,099
Shares Redeemed	(4,024,228)	(96,819)	(1,411,643)	(24,710)

Net Increase	3,700,428	$89,903	3,532,262	$71,389

	Six Months Ended April 30, 2010 (Unaudited)		Year Ended October 31, 2009
N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	4,300,626	$100,894	5,109,583	$99,977
Shares Redeemed	(1,457,525)	(33,563)	(790,387)	(13,230)

Net Increase	2,843,101	$67,331	4,319,196	$86,747

TCW Value Opportunities Fund	Six Months Ended April 30, 2010 (Unaudited)		Year Ended October 31, 2009
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	3,911,611	$61,427	2,777,961	$35,402
Shares Issued upon Reinvestment of Dividends	77,809	1,189	163,302	1,878
Shares Redeemed	(3,535,586)	(54,392)	(4,390,003)	(52,578)

Net Increase (Decrease)	453,834	$8,224	(1,448,740)	$(15,298)

	Six Months Ended April 30, 2010 (Unaudited)		Year Ended October 31, 2009
N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	1,353,661	$21,008	914,367	$10,899
Shares Issued upon Reinvestment of Dividends	10,345	155	23,684	268
Shares Redeemed	(800,727)	(12,525)	(2,124,177)	(24,743)

Net Increase (Decrease)	563,279	$8,638	(1,186,126)	$(13,576)

TCW Funds, Inc.

April 30, 2010

Note 8 — Capital Share Transactions (Continued)

TCW Value Opportunities Fund			For the Period November 1, 2008 through November 25, 2008 (termination date)
K Class (2)			Shares	Amount (in thousands)
Shares Sold			294	$3
Shares Issued upon Reinvestment of Dividends			—	—
Shares Redeemed			(203,145)	(2,203)

Net Decrease			(202,851)	$(2,200)

TCW Conservative Allocation Fund	Six Months Ended April 30, 2010 (Unaudited)		Year Ended October 31, 2009
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	47,145	$479	334,443	$2,933
Shares Issued upon Reinvestment of Dividends	10,861	108	3,411	29
Shares Redeemed	(41,341)	(414)	(25,228)	(220)

Net Increase	16,665	$173	312,626	$2,742

	Six Months Ended April 30, 2010 (Unaudited)		Year Ended October 31, 2009
N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	14,684	$144	—	$—
Shares Issued upon Reinvestment of Dividends	271	3	148	1
Shares Redeemed	(11,012)	(107)	—	—

Net Increase	3,943	$40	148	$1

TCW Moderate Allocation Fund	Six Months Ended April 30, 2010 (Unaudited)		Year Ended October 31, 2009
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	1,711,956	$14,576	203,035	$1,434
Shares Issued upon Reinvestment of Dividends	9,731	83	1,478	10
Shares Redeemed	(48,740)	(422)	(80,718)	(538)

Net Increase	1,672,947	$14,237	123,795	$906

	Six Months Ended April 30, 2010 (Unaudited)		Year Ended October 31, 2009
N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	12,440	$101	—	$—
Shares Issued upon Reinvestment of Dividends	119	1	281	2
Shares Redeemed	(11,187)	(91)	—	—

Net Increase	1,372	$11	281	$2

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 8 — Capital Share Transactions (Continued)

TCW Aggressive Allocation Fund	Six Months Ended April 30, 2010 (Unaudited)		Year Ended October 31, 2009
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	237,533	$1,982	124,761	$839
Shares Issued upon Reinvestment of Dividends	1,907	16	675	4
Shares Redeemed	(69,483)	(576)	(33,911)	(238)

Net Increase	169,957	$1,422	91,525	$605

	Six Months Ended April 30, 2010 (Unaudited)		Year Ended October 31, 2009
N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	11,704	$90	—	$—
Shares Issued upon Reinvestment of Dividends	123	1	231	2
Shares Redeemed	(10,500)	(81)	—	—

Net Increase	1,327	$10	231	$2

(1)	Amount rounds to less than $1 (in thousands).
(2)	K Class was terminated on November 25, 2008..

Note 9 — Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities at April 30, 2010.

Note 10 — Recently Issued Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 clarifies existing disclosure and requires additional disclosures regarding fair value measurements. Effective for interim and annual reporting periods beginning after December 15, 2009, entities will be required to disclose significant transfers into and out of Level 1 and 2 measurements in the fair value hierarchy and the reasons for those transfers. Effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number as currently required. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

Note 11 — Subsequent Event

Effective May 1, 2010, the name of the TCW Focused Equities Fund changed to the TCW Concentrated Value Fund. There is no change in the investment objective.

Effective May 3, 2010, the Advisor has limited the operating expenses of the TCW Growth Equities Fund to 1.20% of average daily net assets of each class until April 30, 2011.

TCW Balanced Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2010 (Unaudited)		Year Ended October 31,			September 1, 2006 (Commencement of Operations) through October 31, 2006
			2009	2008	2007
Net Asset Value per Share, Beginning of Period	$8.38		$7.69	$10.84	$10.46	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.06		0.17	0.21	0.19	0.03
Net Realized and Unrealized Gain (Loss) on Investments	0.73		0.71	(2.91)	0.35	0.43

Total from Investment Operations	0.79		0.88	(2.70)	0.54	0.46

Less Distributions:
Distributions from Net Investment Income	(0.07)		(0.19)	(0.20)	(0.14)	—
Distributions from Net Realized Gain	—		—	(0.25)	(0.02)	—

Total Distributions	(0.07)		(0.19)	(0.45)	(0.16)	—

Net Asset Value per Share, End of Period	$9.10		$8.38	$7.69	$10.84	$10.46

Total Return	9.41	% (2)	11.69%	(25.83)%	5.11%	4.60	% (3)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$50		$27	$25	$33	$—	(4)
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	28.54	% (5)	43.29%	29.00%	26.31%	17,582.03	% (5)
After Expense Reimbursement	1.04	% (5)	1.07%	1.12%	1.17%	1.22	% (5)
Ratio of Net Investment Income to Average Net Assets	1.45	% (5)	2.23%	2.15%	1.75%	1.64	% (5)
Portfolio Turnover Rate	41.64	% (2)	61.58%	51.46%	56.40%	4.70	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2010 and is not indicative of a full year’s operating results.
(3)	For the period September 1, 2006 (Commencement of Operations) through October 31, 2006 and is not indicative of a full year’s operating results.
(4)	Amount rounds to less than $1 (in thousands).
(5)	Annualized.

See accompanying notes to financial statements.

TCW Balanced Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2010 (Unaudited)		Year Ended October 31,			September 1, 2006 (Commencement of Operations) through October 31, 2006
			2009	2008	2007
Net Asset Value per Share, Beginning of Period	$8.33		$7.64	$10.77	$10.44	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.07		0.17	0.20	0.19	0.03
Net Realized and Unrealized Gain (Loss) on Investments	0.70		0.71	(2.89)	0.35	0.42

Total from Investment Operations	0.77		0.88	(2.69)	0.54	0.45

Less Distributions:
Distributions from Net Investment Income	(0.07)		(0.19)	(0.19)	(0.19)	(0.01)
Distributions from Net Realized Gain	—		—	(0.25)	(0.02)	—

Total Distributions	(0.07)		(0.19)	(0.44)	(0.21)	(0.01)

Net Asset Value per Share, End of Period	$9.03		$8.33	$7.64	$10.77	$10.44

Total Return	9.32	% (2)	11.74%	(25.88)%	5.18%	4.53	% (3)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$4,289		$8,199	$7,340	$9,899	$9,410
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	2.32	% (4)	2.22%	1.40%	1.70%	2.87	% (4)
After Expense Reimbursement	1.04	% (4)	1.07%	1.12%	1.17%	1.22	% (4)
Ratio of Net Investment Income to Average Net Assets	1.74	% (4)	2.23%	2.13%	1.77%	1.59	% (4)
Portfolio Turnover Rate	41.64	% (2)	61.58%	51.46%	56.40%	4.70	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2010 and is not indicative of a full year’s operating results.
(3)	For the period September 1, 2006 (Commencement of Operations) through October 31, 2006 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

TCW Dividend Focused Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2010 (Unaudited)		Year Ended October 31,				November 1, 2004 (Commencement of Offering of I Class Shares) through October 31, 2005
			2009	2008	2007	2006
Net Asset Value per Share, Beginning of Period	$8.28		$7.70	$14.24	$13.22	$11.32	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.09		0.23	0.31	0.27	0.22	0.16
Net Realized and Unrealized Gain (Loss) on Investments	1.43		0.61	(6.01)	1.25	1.91	1.42

Total from Investment Operations	1.52		0.84	(5.70)	1.52	2.13	1.58

Less Distributions:
Distributions from Net Investment Income	(0.08)		(0.25)	(0.33)	(0.29)	(0.19)	(0.18)
Distributions from Net Realized Gain	—		—	(0.51)	(0.21)	(0.04)	(0.08)
Distributions from Return of Capital	—		(0.01)	—	—	—	—

Total Distributions	(0.08)		(0.26)	(0.84)	(0.50)	(0.23)	(0.26)

Net Asset Value per Share, End of Period	$9.72		$8.28	$7.70	$14.24	$13.22	$11.32

Total Return	18.38	% (2)	11.58%	(42.11)%	11.70%	19.07%	9.73%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$55,994		$44,125	$67,197	$241,170	$159,858	$51,577
Ratio of Expenses to Average Net Assets	0.92	% (3)	0.92%	0.86%	0.85%	0.87%	1.02%
Ratio of Net Investment Income to Average Net Assets	2.06	% (3)	3.27%	2.71%	1.94%	1.81%	1.37%
Portfolio Turnover Rate	13.55	% (2)	26.48%	35.28%	26.19%	25.14%	31.50%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2010 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Dividend Focused Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2010 (Unaudited)		Year Ended October 31,
			2009	2008	2007	2006	2005
Net Asset Value per Share, Beginning of Period	$8.36		$7.72	$14.23	$13.20	$11.30	$10.56

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.08		0.21	0.27	0.23	0.18	0.14
Net Realized and Unrealized Gain (Loss) on Investments	1.43		0.63	(6.01)	1.25	1.91	0.86

Total from Investment Operations	1.51		0.84	(5.74)	1.48	2.09	1.00

Less Distributions:
Distributions from Net Investment Income	(0.07)		(0.19)	(0.26)	(0.24)	(0.15)	(0.18)
Distributions from Net Realized Gain	—		—	(0.51)	(0.21)	(0.04)	(0.08)
Distributions from Return of Capital	—		(0.01)	—	—	—	—

Total Distributions	(0.07)		(0.20)	(0.77)	(0.45)	(0.19)	(0.26)

Net Asset Value per Share, End of Period	$9.80		$8.36	$7.72	$14.23	$13.20	$11.30

Total Return	18.06	% (2)	11.38%	(42.29)%	11.37%	18.72%	9.48%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$638,211		$552,767	$685,359	$1,557,793	$1,256,657	$827,175
Ratio of Expenses to Average Net Assets	1.19	% (3)	1.20%	1.18%	1.15%	1.16%	1.25%
Ratio of Net Investment Income to Average Net Assets	1.81	% (3)	2.92%	2.39%	1.65%	1.51%	1.27%
Portfolio Turnover Rate	13.55	% (2)	26.48%	35.28%	26.19%	25.14%	31.50%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2010 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Emerging Markets Equities Fund

Financial Highlights — I Class

	December 14, 2009 (Commencement of Operations) through April 30, 2010 (Unaudited)
Net Asset Value per Share, Beginning of Period	$10.00

Income (Loss) from Investment Operations:
Net Investment Loss (1)	(0.02)
Net Realized and Unrealized Gain on Investments	0.28

Total from Investment Operations	0.26

Net Asset Value per Share, End of Period	$10.26

Total Return	2.60	% (2)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$19,145
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	2.59	% (3)
After Expense Reimbursement	1.74	% (3)
Ratio of Net Investment Loss to Average Net Assets	(0.62	)% (3)
Portfolio Turnover Rate	64.26	% (2)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the period December 14, 2009 (Commencement of Operations) through April 30, 2010 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Emerging Markets Equities Fund

Financial Highlights — N Class

	December 14, 2009 (Commencement of Operations) through April 30, 2010 (Unaudited)
Net Asset Value per Share, Beginning of Period	$10.00

Income (Loss) from Investment Operations:
Net Investment Loss (1)	(0.03)
Net Realized and Unrealized Gain on Investments	0.29

Total from Investment Operations	0.26

Net Asset Value per Share, End of Period	$10.26

Total Return	2.60	% (2)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$5,372
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	3.67	% (3)
After Expense Reimbursement	1.74	% (3)
Ratio of Net Investment Loss to Average Net Assets	(0.80	)% (3)
Portfolio Turnover Rate	64.26	% (2)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the period December 14, 2009 (Commencement of Operations) through April 30, 2010 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Focused Equities Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2010 (Unaudited)		Year Ended October 31,				November 1, 2004 (Commencement of Offering of I Class Shares) through October 31, 2005
			2009	2008	2007	2006
Net Asset Value per Share, Beginning of Period	$9.98		$9.62	$15.72	$14.34	$12.28	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	0.02		0.10	0.06	0.07	0.02	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	1.39		0.33	(6.10)	1.34	2.04	2.30

Total from Investment Operations	1.41		0.43	(6.04)	1.41	2.06	2.28

Less Distributions:
Distributions from Net Investment Income	(0.09)		(0.07)	(0.06)	(0.03)	—	—

Net Asset Value per Share, End of Period	$11.30		$9.98	$9.62	$15.72	$14.34	$12.28

Total Return	14.18	% (2)	4.64%	(38.57)%	9.86%	16.78%	11.94%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$36,794		$34,867	$38,480	$7,176	$4,689	$— (3)
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.89	% (4)	1.00%	1.01%	1.18%	2.25%	416.31%
After Expense Reimbursement	N/A		0.86%	1.00%	N/A	1.38%	1.38%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.42	% (4)	1.11%	0.46%	0.38%	0.13%	(0.21)%
Portfolio Turnover Rate	34.12	% (2)	72.56%	110.17%	63.43%	37.47%	42.82%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2010 and is not indicative of a full year’s operating results.
(3)	Amount rounds to less than $1 (in thousands).
(4)	Annualized.

See accompanying notes to financial statements.

TCW Focused Equities Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2010 (Unaudited)		Year Ended October 31,
			2009	2008	2007	2006	2005
Net Asset Value per Share, Beginning of Period	$9.94		$9.58	$15.67	$14.31	$12.28	$10.97

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.01		0.06	0.07	0.04	0.04	0.01
Net Realized and Unrealized Gain (Loss) on Investments	1.38		0.34	(6.10)	1.35	2.01	1.30

Total from Investment Operations	1.39		0.40	(6.03)	1.39	2.05	1.31

Less Distributions:
Distributions from Net Investment Income	(0.05)		(0.04)	(0.06)	(0.03)	(0.01)	—
Distributions from Net Realized Gain	—		—	—	—	(0.01)	—

Total Distributions	(0.05)		(0.04)	(0.06)	(0.03)	(0.02)	—

Net Asset Value per Share, End of Period	$11.28		$9.94	$9.58	$15.67	$14.31	$12.28

Total Return	14.05	% (2)	4.24%	(38.64)%	9.74%	16.75%	11.94%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$31,951		$28,239	$31,710	$35,509	$23,604	$2,251
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.16	% (3)	1.30%	1.28%	1.27%	1.42%	3.43%
After Expense Reimbursement	N/A		1.25%	N/A	N/A	1.38%	1.38%
Ratio of Net Investment Income to Average Net Assets	0.15	% (3)	0.72%	0.54%	0.30%	0.33%	0.05%
Portfolio Turnover Rate	34.12	% (2)	72.56%	110.17%	63.43%	37.47%	42.82%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2010 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Growth Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2010 (Unaudited)		Year Ended October 31, 2009	January 2, 2008 (Commencement of Operations) through October 31, 2008
Net Asset Value per Share, Beginning of Period	$16.27		$12.94	$20.00

Income (Loss) from Investment Operations:
Net Investment Loss (1)	(0.04)		(0.08)	(0.15)
Net Realized and Unrealized Gain (Loss) on Investments	3.06		3.41	(6.91)

Total from Investment Operations	3.02		3.33	(7.06)

Net Asset Value per Share, End of Period	$19.29		$16.27	$12.94

Total Return	18.56	% (2)	25.74%	(35.30	)% (3)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$516		$407	$324
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	11.16	% (4)	15.94%	9.74	% (4)
After Expense Reimbursement	1.37	% (4)	1.38%	1.41	% (4)
Ratio of Net Investment Loss to Average Net Assets	(0.42	)% (4)	(0.55)%	(0.97	)% (4)
Portfolio Turnover Rate	26.04	% (2)	55.51%	63.31	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2010 and is not indicative of a full year’s operating results.
(3)	For the period January 2, 2008 (Commencement of Operations) through October 31, 2008 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

TCW Growth Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2010 (Unaudited)		Year Ended October 31, 2009	January 2, 2008 (Commencement of Operations) through October 31, 2008
Net Asset Value per Share, Beginning of Period	$16.27		$12.94	$20.00

Income (Loss) from Investment Operations:
Net Investment Loss (1)	(0.04)		(0.08)	(0.15)
Net Realized and Unrealized Gain (Loss) on Investments	3.06		3.41	(6.91)

Total from Investment Operations	3.02		3.33	(7.06)

Net Asset Value per Share, End of Period	$19.29		$16.27	$12.94

Total Return	18.56	% (2)	25.73%	(35.30	)% (3)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$517		$407	$323
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	11.43	% (4)	16.16%	10.07	% (4)
After Expense Reimbursement	1.37	% (4)	1.38%	1.41	% (4)
Ratio of Net Investment Loss to Average Net Assets	(0.42	)% (4)	(0.56)%	(0.97	)% (4)
Portfolio Turnover Rate	26.04	% (2)	55.51%	63.31	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2010 and is not indicative of a full year’s operating results.
(3)	For the period January 2, 2008 (Commencement of Operations) through October 31, 2008 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

TCW Growth Equities Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2010 (Unaudited)		Year Ended October 31,
			2009	2008	2007	2006	2005
Net Asset Value per Share, Beginning of Period	$10.87		$8.73	$17.91	$12.17	$11.46	$9.98

Income (Loss) from Investment Operations:
Net Investment Loss (1)	(0.03)		(0.10)	(0.08)	(0.12)	(0.15)	(0.13)
Net Realized and Unrealized Gain (Loss) on Investments	2.91		2.24	(7.72)	5.86	0.86	1.61

Total from Investment Operations	2.88		2.14	(7.80)	5.74	0.71	1.48

Less Distributions:
Distributions from Net Realized Gain	—		—	(1.38)	—	—	—

Net Asset Value per Share, End of Period	$13.75		$10.87	$8.73	$17.91	$12.17	$11.46

Total Return	26.50	% (2)	24.51%	(46.86)%	47.17%	6.20%	14.83%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$99,751		$43,125	$23,706	$43,973	$28,916	$24,925
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.29	% (3)	1.52%	1.34%	1.40%	1.50%	1.62%
After Expense Reimbursement	N/A		1.47%	N/A	N/A	N/A	N/A
Ratio of Net Investment Loss to Average Net Assets	(0.50	)% (3)	(1.10)%	(0.55)%	(0.86)%	(1.23)%	(1.20)%
Portfolio Turnover Rate	27.60	% (2)	69.14%	68.65%	71.58%	123.31%	57.18%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2010 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Growth Equities Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2010 (Unaudited)		Year Ended October 31,
			2009	2008	2007	2006	2005
Net Asset Value per Share, Beginning of Period	$10.84		$8.71	$17.90	$12.17	$11.46	$9.98

Income (Loss) from Investment Operations:
Net Investment Loss (1)	(0.04)		(0.10)	(0.09)	(0.14)	(0.16)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	2.90		2.23	(7.72)	5.87	0.87	1.58

Total from Investment Operations	2.86		2.13	(7.81)	5.73	0.71	1.48

Less Distributions:
Distributions from Net Realized Gain	—		—	(1.38)	—	—	—

Net Asset Value per Share, End of Period	$13.70		$10.84	$8.71	$17.90	$12.17	$11.46

Total Return	26.38	% (2)	24.46%	(46.95)%	47.08%	6.20%	14.83%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$6,129		$4,476	$5,216	$9,611	$5,172	$— (3)
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	2.02	% (4)	2.38%	1.93%	2.19%	4.17%	5,104.46%
After Expense Reimbursement	1.46	% (4)	1.47%	1.50%	1.54%	1.56%	1.67%
Ratio of Net Investment Loss to Average Net Assets	(0.61	)% (4)	(1.09)%	(0.70)%	(1.00)%	(1.35)%	(0.95)%
Portfolio Turnover Rate	27.60	% (2)	69.14%	68.65%	71.58%	123.31%	57.18%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2010 and is not indicative of a full year’s operating results.
(3)	Amount rounds to less than $1 (in thousands).
(4)	Annualized.

See accompanying notes to financial statements.

TCW Large Cap Growth Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2010 (Unaudited)		Year Ended October 31,			February 6, 2006 (Commencement of Operations) through October 31, 2006
			2009	2008	2007
Net Asset Value per Share, Beginning of Period	$17.09		$14.85	$24.54	$20.28	$20.00

Income (Loss) from Investment Operations:
Net Investment Loss (1)	(0.03)		(0.07)	(0.14)	(0.17)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	2.49		2.31	(9.55)	4.43	0.38

Total from Investment Operations	2.46		2.24	(9.69)	4.26	0.28

Net Asset Value per Share, End of Period	$19.55		$17.09	$14.85	$24.54	$20.28

Total Return	14.39	% (2)	15.24%	(39.49)%	21.01%	1.40	% (3)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$12,213		$18,981	$12,826	$12,562	$7,387
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.21	% (4)	1.39%	1.11%	1.34%	3.23	% (4)
After Expense Reimbursement	N/A		1.34%	N/A	N/A	1.45	% (4)
Ratio of Net Investment Loss to Average Net Assets	(0.32	)% (4)	(0.51)%	(0.64)%	(0.76)%	(0.71	)% (4)
Portfolio Turnover Rate	28.93	% (2)	61.78%	57.99%	56.12%	20.40	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2010 and is not indicative of a full year’s operating results.
(3)	For the period February 6, 2006 (Commencement of Operations) through October 31, 2006 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

TCW Large Cap Growth Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2010 (Unaudited)		Year Ended October 31,			February 6, 2006 (Commencement of Operations) through October 31, 2006
			2009	2008	2007
Net Asset Value per Share, Beginning of Period	$17.05		$14.80	$24.50	$20.28	$20.00

Income (Loss) from Investment Operations:
Net Investment Loss (1)	(0.04)		(0.08)	(0.19)	(0.19)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	2.46		2.33	(9.51)	4.41	0.38

Total from Investment Operations	2.42		2.25	(9.70)	4.22	0.28

Net Asset Value per Share, End of Period	$19.47		$17.05	$14.80	$24.50	$20.28

Total Return	14.19	% (2)	15.36%	(39.70)%	20.86%	1.40	% (3)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$74		$1,327	$2,313	$3,498	$1,531
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	2.55	% (4)	2.34%	1.54%	1.79%	3.71	% (4)
After Expense Reimbursement	1.37	% (4)	1.34%	1.35%	1.43%	1.45	% (4)
Ratio of Net Investment Loss to Average Net Assets	(0.49	)% (4)	(0.54)%	(0.89)%	(0.85)%	(0.71	)% (4)
Portfolio Turnover Rate	28.93	% (2)	61.78%	57.99%	56.12%	20.40	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2010 and is not indicative of a full year’s operating results.
(3)	For the period February 6, 2006 (Commencement of Operations) through October 31, 2006 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

TCW Relative Value Large Cap Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2010 (Unaudited)		Year Ended October 31,
			2009	2008	2007	2006	2005
Net Asset Value per Share, Beginning of Period	$11.06		$9.80	$16.91	$16.24	$13.85	$12.34

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.07		0.17	0.20	0.16	0.11	0.09
Net Realized and Unrealized Gain (Loss) on Investments	1.73		1.28	(6.81)	0.73	2.58	1.67

Total from Investment Operations	1.80		1.45	(6.61)	0.89	2.69	1.76

Less Distributions:
Distributions from Net Investment Income	(0.18)		(0.19)	(0.15)	(0.10)	(0.05)	(0.04)
Distributions from Net Realized Gain	—		—	(0.35)	(0.12)	(0.25)	(0.21)

Total Distributions	(0.18)		(0.19)	(0.50)	(0.22)	(0.30)	(0.25)

Net Asset Value per Share, End of Period	$12.68		$11.06	$9.80	$16.91	$16.24	$13.85

Total Return	16.53	% (2)	15.25%	(40.18)%	5.53%	19.79%	14.33%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$495,498		$412,831	$348,859	$844,811	$553,622	$119,319
Ratio of Expenses to Average Net Assets	1.02	% (3)	1.11%	1.00%	0.96%	0.94%	1.01%
Ratio of Net Investment Income to Average Net Assets	1.24	% (3)	1.79%	1.42%	0.95%	0.77%	0.63%
Portfolio Turnover Rate	12.62	% (2)	40.28%	40.77%	30.58%	27.44%	34.74%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2010 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Relative Value Large Cap Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2010 (Unaudited)		Year Ended October 31,
			2009	2008	2007	2006	2005
Net Asset Value per Share, Beginning of Period	$11.03		$9.75	$16.83	$16.18	$13.78	$12.32

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.07		0.16	0.17	0.12	0.08	0.04
Net Realized and Unrealized Gain (Loss) on Investments	1.72		1.29	(6.78)	0.72	2.57	1.65

Total from Investment Operations	1.79		1.45	(6.61)	0.84	2.65	1.69

Less Distributions:
Distributions from Net Investment Income	(0.17)		(0.17)	(0.12)	(0.07)	— (2)	(0.02)
Distributions from Net Realized Gain	—		—	(0.35)	(0.12)	(0.25)	(0.21)

Total Distributions	(0.17)		(0.17)	(0.47)	(0.19)	(0.25)	(0.23)

Net Asset Value per Share, End of Period	$12.65		$11.03	$9.75	$16.83	$16.18	$13.78

Total Return	16.45	% (3)	15.22%	(40.31)%	5.28%	19.56%	13.81%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$107,800		$103,155	$118,338	$188,715	$85,125	$35,248
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.17	% (4)	1.21%	1.19%	1.18%	1.20%	1.41%
After Expense Reimbursement	N/A		N/A	N/A	N/A	N/A	1.40%
Ratio of Net Investment Income to Average Net Assets	1.12	% (4)	1.72%	1.25%	0.72%	0.52%	0.27%
Portfolio Turnover Rate	12.62	% (3)	40.28%	40.77%	30.58%	27.44%	34.74%

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	For the six months ended April 30, 2010 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

TCW Relative Value Small Cap Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2010 (Unaudited)		Year Ended October 31,
			2009	2008	2007	2006	2005
Net Asset Value per Share, Beginning of Period	$8.15		$8.07	$15.52	$15.29	$13.63	$13.29

Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	(0.02)		(0.02)	(0.04)	— (2)	(0.01)	(0.03)
Net Realized and Unrealized Gain (Loss) on Investments	2.23		0.10	(5.99)	1.06	2.30	1.29

Total from Investment Operations	2.21		0.08	(6.03)	1.06	2.29	1.26

Less Distributions:
Distributions from Net Realized Gain	—		—	(1.42)	(0.83)	(0.63)	(0.92)

Net Asset Value per Share, End of Period	$10.36		$8.15	$8.07	$15.52	$15.29	$13.63

Total Return	27.12	% (3)	0.87%	(42.33)%	7.27%	17.27%	9.54%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$7,754		$3,024	$4,228	$14,877	$34,008	$31,180
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	2.13	% (4)	2.25%	1.49%	1.16%	1.16%	1.24%
After Expense Reimbursement	1.35	% (4)	1.42%	1.46%	N/A	N/A	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.45	)% (4)	(0.34)%	(0.29)%	— (5)	(0.10)%	(0.22)%
Portfolio Turnover Rate	26.82	% (3)	19.90%	31.59%	33.62%	48.81%	44.61%

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	For the six months ended April 30, 2010 and is not indicative of a full year’s operating results.
(4)	Annualized.
(5)	Amount rounds to less than 0.01%.

See accompanying notes to financial statements.

TCW Relative Value Small Cap Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2010 (Unaudited)		Year Ended October 31,
			2009	2008	2007	2006	2005
Net Asset Value per Share, Beginning of Period	$8.01		$7.92	$15.26	$15.08	$13.49	$13.20

Income (Loss) from Investment Operations:
Net Investment Loss (1)	(0.02)		(0.02)	(0.04)	(0.05)	(0.05)	(0.07)
Net Realized and Unrealized Gain (Loss) on Investments	2.18		0.11	(5.88)	1.06	2.27	1.28

Total from Investment Operations	2.16		0.09	(5.92)	1.01	2.22	1.21

Less Distributions:
Distributions from Net Realized Gain	—		—	(1.42)	(0.83)	(0.63)	(0.92)

Net Asset Value per Share, End of Period	$10.17		$8.01	$7.92	$15.26	$15.08	$13.49

Total Return	26.97	% (2)	1.01%	(42.33)%	7.03%	16.92%	9.21%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$14,672		$12,439	$21,134	$96,786	$91,085	$53,083
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	2.01	% (3)	2.02%	1.52%	1.43%	1.43%	1.57%
After Expense Reimbursement	1.35	% (3)	1.42%	1.46%	N/A	N/A	N/A
Ratio of Net Investment Loss to Average Net Assets	(0.47	)% (3)	(0.29)%	(0.30)%	(0.34)%	(0.37)%	(0.54)%
Portfolio Turnover Rate	26.82	% (2)	19.90%	31.59%	33.62%	48.81%	44.61%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2010 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Select Equities Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2010 (Unaudited)		Year Ended October 31,
			2009	2008	2007	2006	2005
Net Asset Value per Share, Beginning of Period	$13.45		$12.96	$22.26	$19.17	$19.42	$17.79

Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	(0.02)		(0.04)	(0.06)	0.02	(0.09)	(0.11)
Net Realized and Unrealized Gain (Loss) on Investments	2.10		2.36	(7.15)	3.24	(0.16)	1.74

Total from Investment Operations	2.08		2.32	(7.21)	3.26	(0.25)	1.63

Less Distributions:
Distributions from Net Investment Income	—		—	(0.01)	—	—	—
Distributions from Net Realized Gain	—		(1.83)	(2.08)	(0.17)	—	—

Total Distributions	—		(1.83)	(2.09)	(0.17)	—	—

Net Asset Value per Share, End of Period	$15.53		$13.45	$12.96	$22.26	$19.17	$19.42

Total Return	15.39	% (2)	22.30%	(35.62)%	17.16%	(1.29)%	9.16%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$404,889		$360,290	$537,402	$2,068,728	$2,716,604	$3,041,961
Ratio of Expenses to Average Net Assets	0.93	% (3)	0.98%	0.95%	0.92%	0.89%	0.90%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.22	)% (3)	(0.31)%	(0.33)%	0.09%	(0.44)%	(0.59)%
Portfolio Turnover Rate	9.53	% (2)	36.82%	50.80%	32.44%	38.65%	16.32%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2010 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Select Equities Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2010 (Unaudited)		Year Ended October 31,
			2009	2008	2007	2006	2005
Net Asset Value per Share, Beginning of Period	$12.92		$12.55	$21.66	$18.71	$19.00	$17.46

Income (Loss) from Investment Operations:
Net Investment Loss (1)	(0.04)		(0.07)	(0.10)	(0.04)	(0.14)	(0.16)
Net Realized and Unrealized Gain (Loss) on Investments	2.00		2.27	(6.93)	3.16	(0.15)	1.70

Total from Investment Operations	1.96		2.20	(7.03)	3.12	(0.29)	1.54

Less Distributions:
Distributions from Net Realized Gain	—		(1.83)	(2.08)	(0.17)	—	—

Net Asset Value per Share, End of Period	$14.88		$12.92	$12.55	$21.66	$18.71	$19.00

Total Return	15.17	% (2)	22.02%	(35.77)%	16.83%	(1.53)%	8.82%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$137,163		$140,963	$177,885	$647,402	$975,971	$1,168,507
Ratio of Expenses to Average Net Assets	1.25	% (3)	1.25%	1.20%	1.19%	1.17%	1.21%
Ratio of Net Investment Loss to Average Net Assets	(0.54	)% (3)	(0.58)%	(0.57)%	(0.19)%	(0.71)%	(0.90)%
Portfolio Turnover Rate	9.53	% (2)	36.82%	50.80%	32.44%	38.65%	16.32%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2010 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Small Cap Growth Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2010 (Unaudited)		Year Ended October 31,
			2009	2008	2007	2006	2005
Net Asset Value per Share, Beginning of Period	$21.18		$15.23	$26.30	$19.88	$16.56	$14.71

Income (Loss) from Investment Operations:
Net Investment Loss (1)	(0.02)		(0.19)	(0.11)	(0.15)	(0.13)	(0.17)
Net Realized and Unrealized Gain (Loss) on Investments	5.51		6.14	(10.96)	6.57	3.45	2.02

Total from Investment Operations	5.49		5.95	(11.07)	6.42	3.32	1.85

Net Asset Value per Share, End of Period	$26.67		$21.18	$15.23	$26.30	$19.88	$16.56

Total Return	25.92	% (2)	39.07%	(42.09)%	32.29%	19.98%	12.64%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$329,706		$183,467	$78,136	$46,914	$27,454	$26,881
Ratio of Expenses to Average Net Assets	1.13	% (3)	1.20%	1.20%	1.29%	1.40%	1.40%
Ratio of Net Investment Loss to Average Net Assets	(0.20	)% (3)	(1.08)%	(0.53)%	(0.66)%	(0.68)%	(1.10)%
Portfolio Turnover Rate	46.30	% (2)	79.13%	110.57%	92.14%	96.93%	76.33%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2010 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Small Cap Growth Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2010 (Unaudited)		Year Ended October 31,
			2009	2008	2007	2006	2005
Net Asset Value per Share, Beginning of Period	$20.44		$14.75	$25.58	$19.40	$16.22	$14.44

Income (Loss) from Investment Operations:
Net Investment Loss (1)	(0.06)		(0.27)	(0.21)	(0.22)	(0.17)	(0.22)
Net Realized and Unrealized Gain (Loss) on Investments	5.34		5.96	(10.62)	6.40	3.35	2.00

Total from Investment Operations	5.28		5.69	(10.83)	6.18	3.18	1.78

Net Asset Value per Share, End of Period	$25.72		$20.44	$14.75	$25.58	$19.40	$16.22

Total Return	25.83	% (2)	38.58%	(42.34)%	31.86%	19.61%	12.33%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$218,468		$115,465	$19,634	$25,864	$29,310	$31,617
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.45	% (3)	1.59%	1.64%	1.69%	1.66%	1.75%
After Expense Reimbursement	N/A		N/A	1.61%	1.65%	N/A	N/A
Ratio of Net Investment Loss to Average Net Assets	(0.54	)% (3)	(1.47)%	(1.00)%	(1.04)%	(0.92)%	(1.44)%
Portfolio Turnover Rate	46.30	% (2)	79.13%	110.57%	92.14%	96.93%	76.33%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2010 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Value Opportunities Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2010 (Unaudited)		Year Ended October 31,
			2009	2008	2007	2006	2005
Net Asset Value per Share, Beginning of Period	$14.12		$12.90	$24.05	$24.27	$22.15	$20.81

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.05		0.11	0.10	0.05	0.08	0.01
Net Realized and Unrealized Gain (Loss) on Investments	3.15		1.26	(7.94)	1.96	3.77	1.63

Total from Investment Operations	3.20		1.37	(7.84)	2.01	3.85	1.64

Less Distributions:
Distributions from Net Investment Income	(0.10)		(0.15)	(0.06)	(0.08)	(0.04)	—
Distributions from Net Realized Gain	—		—	(3.25)	(2.15)	(1.69)	(0.30)

Total Distributions	(0.10)		(0.15)	(3.31)	(2.23)	(1.73)	(0.30)

Net Asset Value per Share, End of Period	$17.22		$14.12	$12.90	$24.05	$24.27	$22.15

Total Return	22.78	% (2)	10.84%	(37.12)%	8.86%	18.16%	7.88%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$247,322		$196,488	$198,208	$528,435	$800,060	$896,154
Ratio of Expenses to Average Net Assets	1.00	% (3)	1.04%	0.95%	0.96%	0.95%	0.92%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.66	% (3)	0.89%	0.56%	0.19%	0.36%	(0.06)%
Portfolio Turnover Rate	20.10	% (2)	44.91%	50.79%	38.16%	73.48%	59.48%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2010 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Value Opportunities Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2010 (Unaudited)		Year Ended October 31,
			2009	2008	2007	2006	2005
Net Asset Value per Share, Beginning of Period	$13.85		$12.61	$23.60	$23.85	$21.81	$20.56

Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	0.02		0.07	0.04	(0.02)	0.02	(0.07)
Net Realized and Unrealized Gain (Loss) on Investments	3.09		1.24	(7.78)	1.93	3.71	1.62

Total from Investment Operations	3.11		1.31	(7.74)	1.91	3.73	1.55

Less Distributions:
Distributions from Net Investment Income	(0.06)		(0.07)	—	(0.01)	—	—
Distributions from Net Realized Gain	—		—	(3.25)	(2.15)	(1.69)	(0.30)

Total Distributions	(0.06)		(0.07)	(3.25)	(2.16)	(1.69)	(0.30)

Net Asset Value per Share, End of Period	$16.90		$13.85	$12.61	$23.60	$23.85	$21.81

Total Return	22.52	% (2)	10.50%	(37.35)%	8.56%	17.85%	7.53%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$58,038		$39,760	$51,162	$170,918	$191,179	$222,342
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.34	% (3)	1.54%	1.27%	1.25%	1.22%	1.27%
After Expense Reimbursement	1.32	% (3)	1.36%	N/A	N/A	N/A	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets	0.33	% (3)	0.62%	0.22%	(0.08)%	0.08%	(0.32)%
Portfolio Turnover Rate	20.10	% (2)	44.91%	50.79%	38.16%	73.48%	59.48%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2010 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Conservative Allocation Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2010 (Unaudited)		Year Ended October 31,		November 16, 2006 (Commencement of Operations) through October 31, 2007
			2009	2008
Net Asset Value per Share, Beginning of Period	$9.87		$8.60	$10.61	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.13		0.25	0.18	0.21
Net Realized and Unrealized Gain (Loss) on Investments	0.71		1.14	(1.71)	0.50

Total from Investment Operations	0.84		1.39	(1.53)	0.71

Less Distributions:
Distributions from Net Investment Income	(0.25)		(0.12)	(0.32)	(0.10)
Distributions from Net Realized Gain	—		—	(0.16)	—

Total Distributions	(0.25)		(0.12)	(0.48)	(0.10)

Net Asset Value per Share, End of Period	$10.46		$9.87	$8.60	$10.61

Total Return	8.65	% (2)	16.38%	(14.95)%	7.13	% (3)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$4,623		$4,195	$968	$352
Ratio of Expenses to Average Net Assets: (4)
Before Expense Reimbursement	1.82	% (5)	3.28%	6.47%	15.11	% (5)
After Expense Reimbursement	0.89	% (5)	0.90%	0.98%	1.06	% (5)
Ratio of Net Investment Income to Average Net Assets	2.67	% (5)	2.81%	1.88%	2.10	% (5)
Portfolio Turnover Rate	35.17	% (2)	64.78%	87.68%	59.06	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2010 and is not indicative of a full year’s operating results.
(3)	For the period November 16, 2006 (Commencement of Operations) through October 31, 2007 and is not indicative of a full year’s operating results.
(4)	Does not include expenses of the underlying affiliated investment companies.
(5)	Annualized.

See accompanying notes to financial statements.

TCW Conservative Allocation Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2010 (Unaudited)		Year Ended October 31,		November 16, 2006 (Commencement of Operations) through October 31, 2007
			2009	2008
Net Asset Value per Share, Beginning of Period	$9.86		$8.60	$10.60	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.13		0.25	0.28	0.21
Net Realized and Unrealized Gain (Loss) on Investments	0.72		1.13	(1.80)	0.49

Total from Investment Operations	0.85		1.38	(1.52)	0.70

Less Distributions:
Distributions from Net Investment Income	(0.25)		(0.12)	(0.32)	(0.10)
Distributions from Net Realized Gain	—		—	(0.16)	—

Total Distributions	(0.25)		(0.12)	(0.48)	(0.10)

Net Asset Value per Share, End of Period	$10.46		$9.86	$8.60	$10.60

Total Return	8.76	% (2)	16.26%	(14.89)%	7.03	% (3)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$154		$106	$91	$107
Ratio of Expenses to Average Net Assets: (4)
Before Expense Reimbursement	19.79	% (5)	31.04%	15.22%	24.57	% (5)
After Expense Reimbursement	0.89	% (5)	0.91%	0.98%	1.06	% (5)
Ratio of Net Investment Income to Average Net Assets	2.57	% (5)	2.84%	2.91%	2.10	% (5)
Portfolio Turnover Rate	35.17	% (2)	64.78%	87.68%	59.06	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2010 and is not indicative of a full year’s operating results.
(3)	For the period November 16, 2006 (Commencement of Operations) through October 31, 2007 and is not indicative of a full year’s operating results.
(4)	Does not include expenses of the underlying affiliated investment companies.
(5)	Annualized.

See accompanying notes to financial statements.

TCW Moderate Allocation Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2010 (Unaudited)		Year Ended October 31,		November 16, 2006 (Commencement of Operations) through October 31, 2007
			2009	2008
Net Asset Value per Share, Beginning of Period	$8.14		$7.16	$11.13	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.10		0.18	0.09	0.07
Net Realized and Unrealized Gain (Loss) on Investments	0.76		0.98	(3.39)	1.14

Total from Investment Operations	0.86		1.16	(3.30)	1.21

Less Distributions:
Distributions from Net Investment Income	(0.09)		(0.18)	(0.24)	(0.08)
Distributions from Net Realized Gain	—		—	(0.43)	—

Total Distributions	(0.09)		(0.18)	(0.67)	(0.08)

Net Asset Value per Share, End of Period	$8.91		$8.14	$7.16	$11.13

Total Return	10.63	% (2)	16.64%	(31.44)%	12.32	% (3)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$16,678		$1,620	$539	$910
Ratio of Expenses to Average Net Assets: (4)
Before Expense Reimbursement	0.85	% (5)	9.37%	5.86%	4.53	% (5)
After Expense Reimbursement	N/A		0.92%	1.04%	1.07	% (5)
Ratio of Net Investment Income to Average Net Assets	2.41	% (5)	2.39%	0.99%	0.71	% (5)
Portfolio Turnover Rate	43.50	% (2)	59.73%	44.06%	185.73	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2010 and is not indicative of a full year’s operating results.
(3)	For the period November 16, 2006 (Commencement of Operations) through October 31, 2007 and is not indicative of a full year’s operating results.
(4)	Does not include expenses of the underlying affiliated investment companies.
(5)	Annualized.

See accompanying notes to financial statements.

TCW Moderate Allocation Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2010 (Unaudited)		Year Ended October 31,		November 16, 2006 (Commencement of Operations) through October 31, 2007
			2009	2008
Net Asset Value per Share, Beginning of Period	$8.11		$7.14	$11.14	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.10		0.21	0.09	0.10
Net Realized and Unrealized Gain (Loss) on Investments	0.76		0.94	(3.39)	1.12

Total from Investment Operations	0.86		1.15	(3.30)	1.22

Less Distributions:
Distributions from Net Investment Income	(0.09)		(0.18)	(0.27)	(0.08)
Distributions from Net Realized Gain	—		—	(0.43)	—

Total Distributions	(0.09)		(0.18)	(0.70)	(0.08)

Net Asset Value per Share, End of Period	$8.88		$8.11	$7.14	$11.14

Total Return	10.67	% (2)	16.54%	(31.43)%	12.32	% (3)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$111		$90	$77	$112
Ratio of Expenses to Average Net Assets: (4)
Before Expense Reimbursement	23.55	% (5)	42.17%	13.77%	17.93	% (5)
After Expense Reimbursement	0.93	% (5)	0.92%	1.04%	1.07	% (5)
Ratio of Net Investment Income to Average Net Assets	2.32	% (5)	2.90%	0.98%	0.98	% (5)
Portfolio Turnover Rate	43.50	% (2)	59.73%	44.06%	185.73	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2010 and is not indicative of a full year’s operating results.
(3)	For the period November 16, 2006 (Commencement of Operations) through October 31, 2007 and is not indicative of a full year’s operating results.
(4)	Does not include expenses of the underlying affiliated investment companies.
(5)	Annualized.

See accompanying notes to financial statements.

TCW Aggressive Allocation Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2010 (Unaudited)		Year Ended October 31,		November 16, 2006 (Commencement of Operations) through October 31, 2007
			2009	2008
Net Asset Value per Share, Beginning of Period	$7.76		$6.88	$10.96	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	0.04		0.14	0.08	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	0.69		0.89	(4.06)	1.03

Total from Investment Operations	0.73		1.03	(3.98)	1.01

Less Distributions:
Distributions from Net Investment Income	(0.10)		(0.15)	(0.09)	(0.05)
Distributions from Net Realized Gain	—		—	(0.01)	—

Total Distributions	(0.10)		(0.15)	(0.10)	(0.05)

Net Asset Value per Share, End of Period	$8.39		$7.76	$6.88	$10.96

Total Return	9.40	% (2)	15.36%	(36.67)%	10.23	% (3)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,442		$940	$204	$1,337
Ratio of Expenses to Average Net Assets: (4)
Before Expense Reimbursement	5.35	% (5)	15.42%	5.60%	6.57	% (5)
After Expense Reimbursement	1.36	% (5)	1.32%	1.39%	1.35	% (5)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.93	% (5)	1.93%	0.86%	(0.19	)% (5)
Portfolio Turnover Rate	74.08	% (2)	111.75%	45.90%	7.44	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2010 and is not indicative of a full year’s operating results.
(3)	For the period November 16, 2006 (Commencement of Operations) through October 31, 2007 and is not indicative of a full year’s operating results.
(4)	Does not include expenses of the underlying affiliated investment companies.
(5)	Annualized.

See accompanying notes to financial statements.

TCW Aggressive Allocation Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2010 (Unaudited)		Year Ended October 31,		November 16, 2006 (Commencement of Operations) through October 31, 2007
			2009	2008
Net Asset Value per Share, Beginning of Period	$7.76		$6.88	$10.96	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	0.04		0.19	(0.06)	0.01
Net Realized and Unrealized Gain (Loss) on Investments	0.69		0.84	(3.92)	1.00

Total from Investment Operations	0.73		1.03	(3.98)	1.01

Less Distributions:
Distributions from Net Investment Income	(0.10)		(0.15)	(0.09)	(0.05)
Distributions from Net Realized Gain	—		—	(0.01)	—

Total Distributions	(0.10)		(0.15)	(0.10)	(0.05)

Net Asset Value per Share, End of Period	$8.39		$7.76	$6.88	$10.96

Total Return	9.40	% (2)	15.36%	(36.61)%	10.13	% (3)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$98		$81	$70	$110
Ratio of Expenses to Average Net Assets: (4)
Before Expense Reimbursement	29.38	% (5)	57.53%	15.25%	19.55	% (5)
After Expense Reimbursement	1.36	% (5)	1.32%	1.39%	1.30	% (5)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.98	% (5)	2.82%	(0.58)%	0.05	% (5)
Portfolio Turnover Rate	74.08	% (2)	111.75%	45.90%	7.44	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2010 and is not indicative of a full year’s operating results.
(3)	For the period November 16, 2006 (Commencement of Operations) through October 31, 2007 and is not indicative of a full year’s operating results.
(4)	Does not include expenses of the underlying affiliated investment companies.
(5)	Annualized.

See accompanying notes to financial statements.

TCW Funds, Inc.

Shareholder Expenses (Unaudited)

As a shareholder of a TCW fund, you incur ongoing operational costs of a fund, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2009 to April 30, 2010 (181 days).

Actual Expenses    The first line under each fund in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes    The second line under each Fund in the table below provides information about the hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

TCW Funds, Inc.	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Annualized Expense Ratio	Expenses Paid During Period (November 1, 2009 to April 30, 2010)
TCW Balanced Fund
I Class Shares
Actual	$1,000.00	$1,094.10	1.04%	$5.40
Hypothetical (5% return before expenses)	1,000.00	1,019.64	1.04%	5.21

N Class Shares
Actual	$1,000.00	$1,093.20	1.04%	$5.40
Hypothetical (5% return before expenses)	1,000.00	1,019.64	1.04%	5.21

TCW Dividend Focused Fund
I Class Shares
Actual	$1,000.00	$1,183.80	0.92%	$4.98
Hypothetical (5% return before expenses)	1,000.00	1,020.23	0.92%	4.61

N Class Shares
Actual	$1,000.00	$1,180.60	1.19%	$6.43
Hypothetical (5% return before expenses)	1,000.00	1,018.89	1.19%	5.96

TCW Emerging Markets Equities Fund
I Class Shares
Actual	$1,000.00	$1,026.00	1.74%	$6.62
Hypothetical (5% return before expenses)	1,000.00	1,012.24	1.74%	6.57

N Class Shares
Actual	$1,000.00	$1,026.00	1.74%	$6.62
Hypothetical (5% return before expenses)	1,000.00	1,012.24	1.74%	6.57

TCW Funds, Inc.

Shareholder Expenses (Unaudited) (Continued)

TCW Funds, Inc.	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Annualized Expense Ratio	Expenses Paid During Period (November 1, 2009 to April 30, 2010)
TCW Focused Equities Fund
I Class Shares
Actual	$1,000.00	$1,141.80	0.89%	$4.73
Hypothetical (5% return before expenses)	1,000.00	1,020.38	0.89%	4.46

N Class Shares
Actual	$1,000.00	$1,140.50	1.16%	$6.16
Hypothetical (5% return before expenses)	1,000.00	1,019.04	1.16%	5.81

TCW Growth Fund
I Class Shares
Actual	$1,000.00	$1,185.60	1.37%	$7.42
Hypothetical (5% return before expenses)	1,000.00	1,018.00	1.37%	6.85

N Class Shares
Actual	$1,000.00	$1,185.60	1.37%	$7.42
Hypothetical (5% return before expenses)	1,000.00	1,018.00	1.37%	6.85

TCW Growth Equities Fund
I Class Shares
Actual	$1,000.00	$1,265.00	1.29%	$7.24
Hypothetical (5% return before expenses)	1,000.00	1,018.40	1.29%	6.46

N Class Shares
Actual	$1,000.00	$1,263.80	1.46%	$8.19
Hypothetical (5% return before expenses)	1,000.00	1,017.55	1.46%	7.30

TCW Large Cap Growth Fund
I Class Shares
Actual	$1,000.00	$1,143.90	1.21%	$6.43
Hypothetical (5% return before expenses)	1,000.00	1,018.79	1.21%	6.06

N Class Shares
Actual	$1,000.00	$1,141.90	1.37%	$7.28
Hypothetical (5% return before expenses)	1,000.00	1,018.00	1.37%	6.85

TCW Relative Value Large Cap Fund
I Class Shares
Actual	$1,000.00	$1,165.30	1.02%	$5.48
Hypothetical (5% return before expenses)	1,000.00	1,019.74	1.02%	5.11

N Class Shares
Actual	$1,000.00	$1,164.50	1.17%	$6.28
Hypothetical (5% return before expenses)	1,000.00	1,018.99	1.17%	5.86

TCW Relative Value Small Cap Fund
I Class Shares
Actual	$1,000.00	$1,271.20	1.35%	$7.60
Hypothetical (5% return before expenses)	1,000.00	1,018.10	1.35%	6.76

N Class Shares
Actual	$1,000.00	$1,269.70	1.35%	$7.60
Hypothetical (5% return before expenses)	1,000.00	1,018.10	1.35%	6.76

TCW Funds, Inc.

April 30, 2010

TCW Funds, Inc.	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Annualized Expense Ratio		Expenses Paid During Period (November 1, 2009 to April 30, 2010)
TCW Select Equities Fund
I Class Shares
Actual	$1,000.00	$1,153.90	0.93%		$4.97
Hypothetical (5% return before expenses)	1,000.00	1,020.18	0.93%		4.66

N Class Shares
Actual	$1,000.00	$1,151.70	1.25%		$6.67
Hypothetical (5% return before expenses)	1,000.00	1,018.60	1.25%		6.26

TCW Small Cap Growth Fund
I Class Shares
Actual	$1,000.00	$1,259.20	1.13%		$6.33
Hypothetical (5% return before expenses)	1,000.00	1,019.19	1.13%		5.66

N Class Shares
Actual	$1,000.00	$1,258.30	1.45%		$8.12
Hypothetical (5% return before expenses)	1,000.00	1,017.60	1.45%		7.25

TCW Value Opportunities Fund
I Class Shares
Actual	$1,000.00	$1,227.80	1.00%		$5.52
Hypothetical (5% return before expenses)	1,000.00	1,019.84	1.00%		5.01

N Class Shares
Actual	$1,000.00	$1,225.20	1.32%		$7.28
Hypothetical (5% return before expenses)	1,000.00	1,018.25	1.32%		6.61

TCW Conservative Allocation Fund
I Class Shares
Actual	$1,000.00	$1,086.50	0.89%	(1)	$4.60	(1)
Hypothetical (5% return before expenses)	1,000.00	1,020.38	0.89%	(1)	4.46	(1)

N Class Shares
Actual	$1,000.00	$1,087.60	0.89%	(1)	$4.61	(1)
Hypothetical (5% return before expenses)	1,000.00	1,020.38	0.89%	(1)	4.46	(1)

TCW Moderate Allocation Fund
I Class Shares
Actual	$1,000.00	$1,106.30	0.85%	(1)	$4.44	(1)
Hypothetical (5% return before expenses)	1,000.00	1,020.58	0.85%	(1)	4.26	(1)

N Class Shares
Actual	$1,000.00	$1,106.70	0.93%	(1)	$4.86	(1)
Hypothetical (5% return before expenses)	1,000.00	1,020.18	0.93%	(1)	4.66	(1)

TCW Aggressive Allocation Fund
I Class Shares
Actual	$1,000.00	$1,094.00	1.36%	(1)	$7.06	(1)
Hypothetical (5% return before expenses)	1,000.00	1,018.05	1.36%	(1)	6.80	(1)

N Class Shares
Actual	$1,000.00	$1,094.00	1.36%	(1)	$7.06	(1)
Hypothetical (5% return before expenses)	1,000.00	1,018.05	1.36%	(1)	6.80	(1)

(1)	Does not include expenses of the underlying affiliated investments.

TCW Funds, Inc.

Supplemental Information

Proxy Voting Guidelines

The policies and procedures that the Company uses to determine how to vote proxies are available without charge. The Board of Directors of the Company has delegated the Company’s proxy voting authority to the Advisor.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or
2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for a description of the Advisor’s proxy voting guidelines, it will deliver the description that is disclosed in the Company’s Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Company, prepares and files Form N-PX with the SEC not later than August 31 of each year, which includes the Company’s proxy voting record for the most recent twelve-month period ended June 30 of that year. The Company’s proxy voting record for the most recent twelve-month period ended June 30 is available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or
2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for the Company’s proxy voting record, it will send the information disclosed in the Company’s most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Company also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

Availability of Quarterly Portfolio Schedule

The Company files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Form N-Q is available by calling 800-FUND-TCW (800-386-3829) to obtain a hard copy. You may also obtain the Company’s Form N-Q:

1.	By going to the SEC website at http://www.sec.gov.; or
2.	By visiting the SEC’s Public Reference Room in Washington, D.C. and photocopying it (Phone 1-800-SEC-0330 for information on the operation of the SEC’s Public Reference Room).

TCW Funds | Insight that works for you.™

TCW Funds, Inc.

865 South Figueroa Street
Los Angeles, California 90017

800 FUND TCW
(800 386 3829)

www.tcwfunds.com

Investment Advisor
TCW Investment Management Company
865 South Figueroa Street
Los Angeles, California 90017
800 FUND TCW

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Deloitte & Touche, LLP
350 South Grand Avenue
Los Angeles, California 90071

Custodian & Administrator
State Street Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116

Distributor
TCW Funds Distributors
865 South Figueroa Street
Los Angeles, California 90017

Directors
Patrick C. Haden
Director and Chairman of the Board

Charles W. Baldiswieler
Director

Samuel P. Bell
Director

Richard W. Call
Director

Matthew K. Fong
Director

John A. Gavin
Director

Thomas E. Larkin, Jr.
Director

Charles A. Parker
Director

Marc I. Stern
Director

Officers
Charles W. Baldiswieler
President and Chief Executive Officer

Peter A. Brown
Senior Vice President

David S. DeVito
Treasurer and Chief Financial Officer

Philip K. Holl
Secretary and Associate General Counsel

George N. Winn
Assistant Treasurer

FUNDsarEQ410

TCW Funds, Inc.

865 South Figueroa Street Investment Advisor Directors

Los Angeles, Cali fornia 90017 TCW Investment Management Company Patrick C. Haden

865 South Figueroa Street Director and Chairman of the Board

800 FUND TCW Los Angeles, California 90017 Charles W. Baldiswieler

(800 386 3829) 800 FUND TCW Director

www.tcwfunds.com Transfer Agent Samuel P. Bell

U.S. Bancorp Fund Services, LLC Director

615 E. Michigan Street

Milwaukee, Wisconsin 53202 Richard W. Call

Director

Independent Registered Public Accounting Firm

Deloitte & Touche, LLP Matthew K. Fong

350 South Grand Avenue Director

Los Angeles, California 90071 John A. Gavin

Custodian & Administrator Director

State Street Bank & Trust Company Thomas E. Larkin, Jr .

200 Clarendon Street Director

Boston, Massachusetts 02116

Charles A. Parker

Distributor Director

TCW Funds Distributors

865 South Figueroa Street Marc I. Stern

Los Angeles, California 90017 Director

Officers

Charles W. Baldiswieler

President and Chief Executive Officer

Peter A. Brown

Senior Vice President

Michael E. Cahill

Senior Vice President,

General Counsel and Assistant Secretary

David S. DeVito

Treasurer and Chief Financial Officer

Philip K. Holl

Secretary and Associate General Counsel

Hilary G.D. Lord

Senior Vice President and Chief Compliance Officer

George N. Winn

Assistant Treasurer

Item 2.	Code of Ethics. Not applicable.

Item 3.	Audit Committee Financial Expert. Not applicable.

Item 4.	Principal Accountant Fees and Services. Not applicable.

Item 5.	Audit of Committee of Listed Registrants. Not applicable.

Item 6.	Schedule of Investments. Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases. Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

No material changes have been made to registrant’s procedures by which shareholders may recommend nominees to registrant’s Board of Directors.

Item 11.	Controls and Procedures.

(a)	The Chief Executive Officer and Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and 15d-15(b) under the Exchange Act.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Separate certification for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached.
EX-99.CERT-Section 302 Certifications (filed herewith).

(a)(3)	Not applicable.

(b)	Certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached. These certifications are being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. Section 1350 and are not being filed as part of the Form N-CSR with the Commission.
EX-99.906.CERT – Section 906 Certification (filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Funds, Inc.

By (Signature and Title)

/S/ CHARLES W. BALDISWIELER
Charles W. Baldiswieler
Chief Executive Officer

Date July 15, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/S/ CHARLES W. BALDISWIELER
Charles W. Baldiswieler
Chief Executive Officer

Date July 15, 2010

By (Signature and Title)

/S/ DAVID S. DEVITO
David S. DeVito
Chief Financial Officer

Date July 15, 2010